As filed with the Securities and Exchange Commission on October 28, 2011
1933 Act File No. ________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

|_| Pre-Effective Amendment No. |_| Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Strategic Trust
(Exact Name of Registrant as Specified in Charter)

513-878-4066
(Area Code and Telephone Number)

303 Broadway, Suite 1100
Cincinnati, OH 45202
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder
303 Broadway, Suite 900
Cincinnati, OH 45202
 (Name and Address of Agent for Service)

Copies to:

John Ford, Esq.
Pepper Hamilton LLP
Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103
215-981-4009

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: (i) Class A, Class C, Class Y and Institutional shares of beneficial interest, without par value, of each of the Touchstone Dynamic Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, and Touchstone Growth Allocation Fund, each a series of the Registrant, and (ii) Class A, Class Y and Institutional shares of beneficial interest, without par value, of each of the Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone US Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, and Touchstone Focused Fund, each a series of the Registrant.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 28, 2011, pursuant to Rule 488 under the Securities Act of 1933.

OLD MUTUAL FUNDS

4643 South Ulster Street, Suite 700
Denver, CO  80237
1-888-772-2888

_____________, 2011

Dear Shareholder:

A joint special meeting (the “Meeting”) of the shareholders of the series of Old Mutual Funds I and Old Mutual Funds II (the “Old Mutual Trusts”) identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”) will be held at 10:00 a.m. Mountain Time at the offices of Old Mutual Capital, Inc. (“Old Mutual”) at 4643 South Ulster Street, Suite 700, Denver, CO 80237 on February 10, 2012.  The purpose of the Meeting is to vote on an important proposal that affects the series of the Old Mutual Trusts identified in the Notice (each, an “Old Mutual Fund” and collectively, the “Old Mutual Funds”) and your investment in one or more of them.

On October 4, 2011, Old Mutual entered into an agreement to sell its mutual fund asset management business to Touchstone Advisors, Inc. (“Touchstone”), investment adviser to the Touchstone family of funds and an indirect, wholly-owned subsidiary of the Western-Southern Mutual Holding Company (the “Transaction”).  In connection with the Transaction, the Boards of Trustees of the Old Mutual Trusts have approved that each Old Mutual Fund be transitioned to the Touchstone mutual fund platform by transferring the assets and liabilities of each Old Mutual Fund to a corresponding series of Touchstone Strategic Trust (each, an “Acquiring Fund”) (the “Reorganization”).  Each Acquiring Fund is a newly-organized fund that has been created for purposes of the Reorganization.  Currently, Touchstone’s retail mutual fund platform includes 32 separate mutual funds, which are managed by Touchstone and sub-advised by various institutional quality investment managers.

The transition of the Old Mutual Funds onto the Touchstone mutual fund platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options.  The combination also presents the opportunity to achieve economies of scale and to operate with greater efficiency and lower overall costs over time.  The combination will also preserve continuity of investment management as most Acquiring Funds will employ the same portfolio managers as their corresponding Old Mutual Funds.

The Board of Trustees of each of the Old Mutual Trusts has unanimously approved and recommends that you vote “FOR” the Reorganization proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each Old Mutual Fund to its corresponding Acquiring Fund.   You should review these materials carefully.

Your vote is important no matter how many shares you own.  Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope.  If you attend the Meeting, you may vote in person.  If you have questions, please call us at 1-888-772-2888.  You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card.  If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Broadridge Financial Services, Inc., reminding you to vote.

Sincerely,

__________________________
Julian F. Sluyters
President

OLD MUTUAL FUNDS

4643 South Ulster Street, Suite 700
Denver, CO  80237
1-888-772-2888

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on February 10, 2012

A joint special meeting of the shareholders of the series of Old Mutual Funds I and Old Mutual Funds II (the “Old Mutual Trusts”) identified below (each, an “Old Mutual Fund” and collectively, the “Old Mutual Funds”) will be held on February 10, 2012 at 10:00 a.m. Mountain Time at the offices of Old Mutual Capital, Inc. (“Old Mutual”) at 4643 South Ulster Street, Suite 700, Denver, CO 80237 and any adjournment or postponement thereof (the “Meeting”) for the following purpose:

To approve an Agreement and Plan of Reorganization between each Old Mutual Fund identified below and the corresponding series identified below of Touchstone Strategic Trust (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) providing for: (i) the transfer of all of the assets of the Old Mutual Fund to the corresponding Acquiring Fund and the assumption of all of the liabilities of the Old Mutual Fund by the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund; (ii) the subsequent pro rata distribution of shares of the corresponding Acquiring Fund to the Old Mutual Fund shareholders, and (iii) the termination and complete liquidation of the Old Mutual Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Old Mutual Funds	Acquiring Funds
Old Mutual Analytic Fund	Touchstone Dynamic Equity Fund
Old Mutual Asset Allocation Balanced Portfolio	Touchstone Balanced Allocation Fund
Old Mutual Asset Allocation Conservative Portfolio	Touchstone Conservative Allocation Fund
Old Mutual Asset Allocation Growth Portfolio	Touchstone Growth Allocation Fund
Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Moderate Growth Allocation Fund
Old Mutual Analytic U.S. Long/Short Fund	Touchstone US Long/Short Fund
Old Mutual Barrow Hanley Value Fund	Touchstone Value Fund
Old Mutual Copper Rock International Small Cap Fund	Touchstone International Small Cap Fund
Old Mutual Focused Fund	Touchstone Focused Fund
Old Mutual International Equity Fund	Touchstone International Equity Fund
Old Mutual Large Cap Growth Fund	Touchstone Capital Growth Fund
Old Mutual TS&W Small Cap Value Fund	Touchstone Small Cap Value Opportunities Fund
Old Mutual TS&W Mid-Cap Value Fund	Touchstone Mid Cap Value Opportunities Fund
Old Mutual Copper Rock Emerging Growth Fund	Touchstone Emerging Growth Fund

Shareholders of record as of the close of business on November 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.  Shareholders of each Old Mutual Fund will vote separately on the proposal, and the proposal will be effected as to a particular Old Mutual Fund only if that Old Mutual Fund’s shareholders approve the proposal.

The Boards of Trustees of Old Mutual Funds I and Old Mutual Funds II (the “Old Mutual Fund Board”) request that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The Old Mutual Fund Board recommends that you cast your vote FOR the Reorganization as described in the Joint Proxy Statement/Prospectus.

Some shareholders hold shares in more than one Old Mutual Fund and may receive proxy cards or proxy materials for each Old Mutual Fund owned.  Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.  Shareholders of each Old Mutual Fund will vote separately on each Reorganization, and the Reorganization will be effected as to a particular Old Mutual Fund only if that Old Mutual Fund’s shareholders approve the Reorganization.

Kathryn L. Santoro
Vice President and Secretary
___________, 2011

_______________________________

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

_______________________________

We are providing you with this overview of the proposal on which your vote is requested.  Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference.  Your vote is important.

Questions and Answers

Q.           What am I being asked to vote upon?

A.           As a shareholder of one or more of the Old Mutual Funds identified on the Notice of Joint Special Meeting of Shareholders (each, an “Old Mutual Fund” and collectively, the “Old Mutual Funds”), you are being asked to consider and approve an Agreement and Plan of Reorganization (“Agreement”) pursuant to which the assets and liabilities of your Old Mutual Fund will be transferred to a corresponding series of Touchstone Strategic Trust (each, an “Acquiring Fund”).  Each Acquiring Fund is a newly-organized fund that has been created for purposes of the Reorganization.  Each Reorganization as described in the Agreement will involve three steps:

•
the transfer of the assets and liabilities of the Old Mutual Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

•
the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of the Old Mutual Fund on the closing date of the Reorganization (“Closing Date”) and the termination and cancellation of the outstanding shares of the Old Mutual Fund held by such shareholders; and

•
the termination and winding up of the affairs of the Old Mutual Fund and dissolution under applicable law. We refer to each such reorganization as a “Reorganization” and collectively as the “Reorganizations.”

The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the Old Mutual Fund that you held immediately prior to the Reorganization.  The Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations.  You are therefore not expected to recognize gain or loss for federal income tax purposes on the exchange of your shares of the Old Mutual Fund for shares of the corresponding Acquiring Fund.  No sales charges or redemption fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

Q.           Why are the Reorganizations being proposed?

A.           On October 4, 2011, Old Mutual entered into an agreement to sell its mutual fund asset management business to Touchstone Advisors, Inc. (“Touchstone”), an indirect, wholly owned subsidiary of the Western-Southern Mutual Holding Company (the “Transaction”).  In connection with the Transaction, the Old Mutual Fund Board has approved that each Old Mutual Fund be transitioned to the Touchstone mutual fund platform by transferring the assets and liabilities of each Old Mutual Fund to a newly formed Acquiring Fund.  In addition, the Board of Trustees of Old Mutual Funds II approved the transition of three additional Old Mutual funds to existing funds on the Touchstone platform.  Currently, Touchstone’s retail mutual fund platform includes 32 separate mutual funds, which are managed by Touchstone and sub-advised by various institutional quality investment managers.

The transition of the Old Mutual Funds onto the Touchstone mutual fund platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options.  The combination also presents the opportunity to achieve economies of scale and to operate with greater efficiency and lower overall costs over time.  The combination will also preserve continuity of investment management as most Acquiring Funds will employ the same portfolio managers as its corresponding Old Mutual Fund.

Q.           What effect will a Reorganization have on me as a shareholder of an Old Mutual Fund?

A.           Immediately after a Reorganization, you will own shares of an Acquiring Fund that are equal in value to the shares of the Old Mutual Fund that you held immediately prior to the closing of the Reorganization.  As an Acquiring Fund shareholder, you will have access to an array of Touchstone’s investment options, which upon completion of the Reorganizations, will include more than 46 mutual funds managed by Touchstone and sub-advised by affiliated and unaffiliated investment managers.  Certain of the service providers to the Acquiring Funds are different than the service providers to the Old Mutual Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Old Mutual Funds (and not through a financial intermediary) currently utilize to buy, redeem and exchange shares may change.  In addition, certain investor services and investment privileges will be different.  These differences are described in the Joint Proxy Statement/Prospectus.

Q.           Are there any significant differences between the investment objectives and principal investment strategies of each Old Mutual Fund and its corresponding Acquiring Fund?

A.           Except for the Old Mutual Focused Fund and its corresponding Acquiring Fund, there are no significant differences between the investment objectives and principal investment strategies of each Old Mutual Fund and its corresponding Acquiring Fund.  However, there are minor differences between the investment objectives and principal investment strategies of certain Old Mutual Funds and the corresponding Acquiring Funds.  The “Comparison of Investment Objectives and Principal Investment Strategies” section of the Joint Proxy Statement/Prospectus describes these differences.

Q.           What are the differences between the investment objectives and principal investment strategies of the  Old Mutual Focused Fund and its corresponding Acquiring Fund?

A.           The Old Mutual Focused Fund and its corresponding Acquiring Fund have similar investment objectives and principal investment strategies, except for the differences described below.  The investment objective of the Old Mutual Focused Fund is to provide investors with above-average total returns over a 3 to 5 year market cycle.  In contrast, the investment objective of the corresponding Acquiring Fund is to seek capital appreciation.  The principal differences between the Old Mutual Focused Fund’s and the corresponding Acquiring Fund’s investment strategy include: (i) the Acquiring Fund may invest up to 35% of its assets in foreign securities, including securities of issuers located in emerging market countries, while the Old Mutual Focused Fund does not invest in foreign securities as a principal investment strategy; (ii) the Acquiring Fund will generally invest in companies of any size while the Old Mutual Focused Fund generally invests in large capitalization companies; and (iii) the process employed by the Acquiring Fund’s management team to estimate value and evaluate attractive investment opportunities is different than the process employed by the Old Mutual Focused Fund’s portfolio manager.  These differences will result in the Acquiring Fund holding different securities than the Old Mutual Focused Fund.  These differences are further described in the Joint Proxy Statement/Prospectus.

Q.           Who will manage the Old Mutual Funds after the Reorganization?

A.           Touchstone will serve as the investment adviser to each of the Acquiring Funds.  Each Acquiring Fund, except the corresponding Acquiring Fund of the Old Mutual Focused Fund, will employ the same sub-adviser as is employed by the corresponding Old Mutual Fund.  After the Reorganization, the corresponding Acquiring Fund of the Old Mutual Focused Fund will employ Fort Washington Investment Advisors, Inc., an indirect, wholly owned subsidiary of the Western-Southern Mutual Holding Company, to serve as the sub-adviser and James Wilhelm will be responsible for the day-to-day management of the Acquiring Fund.  The Joint Proxy Statement/Prospectus contains detailed information about Fort Washington and the new portfolio management team.

Q.           Are there any significant differences in the advisory fee or total annual fund operating expenses of each Old Mutual Fund and its corresponding Acquiring Fund?

A.           Each of the Acquiring Funds have advisory fees that are the same as or lower than the corresponding Old Mutual Fund at current asset levels.  In addition, Touchstone has contractually agreed to waive fees and reimburse expenses in order to keep each Acquiring Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount no greater than the expense cap of the corresponding Old Mutual Fund prior to the Transaction.  This contractual expense limitation will be in place for at least two years from the Closing Date of each Reorganization.  The term of the contractual expense caps (two years) is longer than the contractual expense caps currently in place with Old Mutual, which expire December 31, 2012, except for the Old Mutual Focused Fund, which expense cap expires July 31, 2014.  Absent such expense cap, the total annual fund operating expenses of the Acquiring Funds are in some cases lower than, and in other cases the same as or higher than, the total annual fund operating expenses of the corresponding Old Mutual Fund.  The “Comparison of Fees and Expenses” section of the Joint Proxy Statement/ Prospectus compares the fees and expenses of the Funds in detail.

Q.           Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A.           No, the total value of the shares of the Old Mutual Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition by the Funds of any sales load, commission or other transactional fee.

Q.           What are the expected federal income tax consequences of the Reorganizations?

A.           Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Old Mutual Funds anticipate receiving a legal opinion to that effect.  Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations.  Neither Old Mutual not Touchstone provide tax advice, and shareholders are urged and advised to consult their own tax advisers about the tax consequences of the Reorganization.

See “Federal Income Tax Consequences” for more information on the federal tax consequences of the Reorganizations.

Q.           Have my Old Mutual Fund’s Trustees considered the Reorganizations, and how do they recommend that I vote?

A.           The Trustees of each of the Old Mutual Trusts, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Old Mutual Trusts, have carefully considered the Reorganizations and unanimously recommend that you vote “FOR” the Reorganizations.  A summary of the considerations of the Trustees in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.

Q.           What is the anticipated timing of the Reorganizations?

A.           A joint special meeting of shareholders of the Old Mutual Funds will be held on February 10, 2012 (the “Meeting”).  If shareholders of an Old Mutual Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2012.

Q.           What will happen if shareholders of one or more Old Mutual Funds do not approve the Reorganization?

A.           If the shareholders of an Old Mutual Fund do not approve the Reorganization, the Old Mutual Fund Board will consider other possible courses of action for such Fund.  Old Mutual has stated that it does not intend to remain in the mutual fund asset management business in the long-term, so the Old Mutual Fund Board would need to seek a new investment adviser for the Old Mutual Fund, unless the Fund was otherwise reorganized, merged or liquidated.

In addition, a condition to closing the Transaction is that a certain number of Old Mutual Funds and other funds on the Old Mutual fund platform (collectively, the “Transferring Old Mutual Funds”) approve the reorganization onto the Touchstone mutual fund platform and that the aggregate assets of the Transferring Old Mutual Funds equal or exceed a specified minimum amount.  If both conditions are not met, then Touchstone is not obligated to close the Transaction, in which case none of the Reorganizations would be consummated.  In that event, the Old Mutual Fund Board will consider other possible courses of action for the Old Mutual Funds.

Q.           What if I do not wish to participate in the Reorganization?

A.           If you do not wish to have the shares of your Old Mutual Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization.  If you redeem your shares, you will incur any applicable deferred sales charge or redemption fee and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q.           Why are you sending me the Joint Proxy Statement/Prospectus?

A.           You are receiving a Joint Proxy Statement/Prospectus because you owned shares in one or more Old Mutual Funds on November 14, 2011 (the “Record Date”) and have the right to vote on the very important proposals described therein concerning your Old Mutual Fund.  The Joint Proxy Statement/Prospectus contains information that shareholders of the Old Mutual Funds should know before voting on the proposed Reorganizations.  The document is both a proxy statement of the Old Mutual Funds and also a prospectus for the corresponding Acquiring Funds.

Q.           Will any Old Mutual Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A.           None of the Old Mutual Funds or Acquiring Funds will bear these costs.  Old Mutual and Touchstone or their affiliates will bear all expenses arising in connection with the Reorganizations.

Q.           What is the required vote to approve the Proposal?

A.           For each Old Mutual Fund, except the Old Mutual Focused Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the joint special meeting of shareholders (the “Meeting”), if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Old Mutual Fund.  For the Old Mutual Focused Fund, when a quorum is present at the Meeting, the affirmative vote of shareholders that hold shares representing a majority of the voting power of the shares voted shall be necessary to approve the Reorganization.  For each Old Mutual Fund, the holders of one-third of the outstanding shares entitled to vote at the Meeting shall constitute quorum.

Q.           How do I vote my shares?

A.           For your convenience, there are several ways you can vote:

•
Voting by Telephone or the Internet: You may vote your shares quickly and easily by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

•
Voting in Person:  If you attend the Meeting, were the record owner of your shares on the Record Date, and wish to vote in person, we will provide you with a ballot prior to the vote.  However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

•
Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided.  Returning the proxy card will not affect your right to attend the Meeting and vote.  If you properly fill in and sign your proxy card and send it in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.  Your proxy will have the authority to vote and act on your behalf at any adjournment of the Meeting.  If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Old Mutual Funds in writing to the address of the Old Mutual Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy.  In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person (provided that you have the required authorization for shares held through a broker or other nominee).

Q.           Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A.           If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call the proxy solicitor, Broadridge Financial Services, Inc. at 1-877-348-4358.

OLD MUTUAL FUNDS	TOUCHSTONE STRATEGIC TRUST
4643 South Ulster Street, Suite 700 Denver, CO 80237	303 Broadway, Suite 1100 Cincinnati, OH 45202
1-888-772-2888	1-800-543-0407

JOINT PROXY STATEMENT AND PROSPECTUS

_____________, 2011

Introduction

This document contains information that shareholders of the series of Old Mutual Funds I and Old Mutual Funds II (the “Old Mutual Trusts”) identified below (each, an “Old Mutual Fund” and collectively, the “Old Mutual Funds”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference.  It is both the proxy statement of the Old Mutual Funds and also a prospectus for the series of the Touchstone Strategic Trust identified below (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”).  Each Old Mutual Fund and each Acquiring Fund is a series of a registered open-end management investment company.  We sometimes refer to the Old Mutual Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”  The following table shows the Old Mutual Funds and the corresponding Acquiring Funds, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Old Mutual Fund.

Old Mutual Funds	Acquiring Funds
Old Mutual Analytic Fund Class A Class C Class Z Institutional Class	Touchstone Dynamic Equity Fund Class A Class C Class Y Institutional Class
Old Mutual Asset Allocation Balanced Portfolio Class A Class C Class Z Institutional Class	Touchstone Balanced Allocation Fund Class A Class C Class Y Institutional Class
Old Mutual Asset Allocation Conservative Portfolio Class A Class C Class Z Institutional Class	Touchstone Conservative Allocation Fund Class A Class C Class Y Institutional Class
Old Mutual Asset Allocation Growth Portfolio Class A Class C Class Z Institutional Class	Touchstone Growth Allocation Fund Class A Class C Class Y Institutional Class
Old Mutual Asset Allocation Moderate Growth Portfolio Class A Class C Class Z Institutional Class	Touchstone Moderate Growth Allocation Fund Class A Class C Class Y Institutional Class
Old Mutual Analytic U.S. Long/Short Fund Class A Class Z Institutional Class	Touchstone US Long/Short Fund Class A Class Y Institutional Class
Old Mutual Barrow Hanley Value Fund Class A Class Z Institutional Class	Touchstone Value Fund Class A Class Y Institutional Class
Old Mutual Copper Rock International Small Cap Fund Class A Class Z Institutional Class	Touchstone International Small Cap Fund Class A Class Y Institutional Class
Old Mutual Focused Fund Class A Class Z Institutional Class	Touchstone Focused Fund Class A Class Y Institutional Class
Old Mutual International Equity Fund Class A Class Z Institutional Class	Touchstone International Equity Fund Class A Class Y Institutional Class
Old Mutual Large Cap Growth Fund Class A Class Z Institutional Class	Touchstone Capital Growth Fund Class A Class Y Institutional Class
Old Mutual TS&W Small Cap Value Fund Class A Class Z Institutional Class	Touchstone Small Cap Value Opportunities Fund Class A Class Y Institutional Class
Old Mutual TS&W Mid-Cap Value Fund Class A Class Z Institutional Class	Touchstone Mid Cap Value Opportunities Fund Class A Class Y Institutional Class
Old Mutual Copper Rock Emerging Growth Fund Class A Class Z Institutional Class	Touchstone Emerging Growth Fund Class A Class Y Institutional Class

The special meeting of the shareholders of the Old Mutual Funds (the “Meeting”) will be held at the offices of Old Mutual Capital, Inc. (“Old Mutual”) at 4643 South Ulster Street, Suite 700, Denver, CO 80237 on February 10, 2012 at 10:00 a.m. Mountain Time.  At the Meeting, shareholders of each Old Mutual Fund are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between each Old Mutual Fund and the corresponding Acquiring Fund providing for: (i) the transfer of all of the assets of the Old Mutual Fund to the corresponding Acquiring Fund and the assumption of all of the liabilities of the Old Mutual Fund by the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund; (ii) the subsequent pro rata distribution of shares of the corresponding Acquiring Fund to the Old Mutual Fund shareholders, and (iii) the termination and complete liquidation of the Old Mutual Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The Boards of Trustees of the Old Mutual Trusts (the “Old Mutual Fund Board”) have fixed the close of business on November 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof.  We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about December 5, 2011 to all shareholders entitled to vote at the Meeting.

The Old Mutual Fund Board has approved the Agreement and the Reorganization and has determined that the Reorganizations are in the best interests of each Old Mutual Fund and that the interests of the shareholders will not be diluted as a result thereof.  The Board of Trustees of Touchstone Strategic Trust similarly approved the Agreement and the Reorganization on behalf of the Acquiring Funds.

If shareholders of an Old Mutual Fund do not approve the Reorganization, the Old Mutual Fund Board will consider what further action is appropriate.  Old Mutual has stated that it does not intend to remain in the mutual fund asset management business in the long-term, so the Old Mutual Fund Board would need to seek a new investment adviser for the Old Mutual Fund, unless the Fund was otherwise reorganized, merged or liquidated.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Old Mutual Fund.

Additional information about the Old Mutual Funds is available in the:

•	Prospectuses for the Old Mutual Funds;

•	Annual and Semi-Annual Reports to shareholders of the Old Mutual Funds; and

•	Statements of Additional Information (“SAIs”) for the Old Mutual Funds.

These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”).  The prospectuses of Old Mutual Funds I, dated November 23, 2010, as supplemented, and Old Mutual Funds II, dated July 26, 2011, as supplemented, are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and deemed to be part of this document. The prospectuses of the Old Mutual Trusts, the most recent Annual Reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Reports to shareholders of the Old Mutual Funds have been previously mailed to shareholders and are available on Old Mutual’s web site at www.oldmutualfunds.com.  Annual or semi-annual reports to shareholders that are issued after the date of this Joint Proxy Statement/Prospectus, which will contain updated financial statements, will also be mailed to current shareholders and will be available on Old Mutual’s website.

Copies of all of these documents are available upon request without charge by writing to or calling:

OLD MUTUAL FUNDS
P.O. Box 219534 Kansas City, MO 64121-9534
1-888-772-2888

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing to the SEC’s Public Reference Section at 100 F Street, N.E., Washington, D.C. 20549.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.  An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  You may lose money by investing in the Funds.

TABLE OF CONTENTS

PROPOSAL: APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary
Reasons for the Reorganization
Comparison of Investment Objectives and Principal Investment Strategies
Risks Associated with the Acquiring Funds
Comparison of Fundamental and Non-Fundamental Investment Restrictions
Comparison of Fees and Expenses
Comparison of Portfolio Managers
Comparison of Performance Information
Comparison of Investment Advisers, Sub-Advisers and Distributors
Comparison of Other Service Providers
Comparison of Share Classes
Comparison of Distribution Arrangements
Comparison of Initial Sales Charges, Reductions and Waivers
Comparison of Purchase and Redemption Procedures
Comparison of Exchange Privileges
Comparison of Dividend and Distribution Policies and Fiscal Years
Comparison of Business Structures, Shareholder Rights and Applicable Law
Terms of the Reorganization
Federal Income Tax Consequences

BOARD CONSIDERATIONS

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND OLD MUTUAL FUNDS

Where to Find More Information

INFORMATION ON VOTING

Voting Process
Quorum Requirement and Adjournment
Vote Necessary to Approve the Agreement
Proxy Solicitation
Other Matters

CAPITALIZATION

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders
Security Ownership of Management and Trustees

DISSENTERS’ RIGHTS

SHAREHOLDER PROPOSALS

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

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Exhibits

EXHIBIT A Old Mutual Funds and Corresponding Acquiring Funds
EXHIBIT B Acquiring Fund Principal Investment Objectives, Strategies and Risks
EXHIBIT C The Acquiring Funds’ Management
EXHIBIT D Outstanding Shares of the Old Mutual Funds
EXHIBIT E Ownership of the Old Mutual Funds
EXHIBIT F Comparison of Fundamental and Non-Fundamental Investment Restrictions
EXHIBIT G Additional Information Regarding the Acquiring Funds
EXHIBIT H Form of Agreement and Plan of Reorganization

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PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

 Summary

           On October 4, 2011, Old Mutual entered into an agreement (the “Transaction Agreement”) to sell its mutual fund asset management business to Touchstone Advisors, Inc. (“Touchstone”), an investment management subsidiary of the Western-Southern Mutual Holding Company (the “Transaction”).  In connection with the Transaction, the Old Mutual Fund Board has approved that each Old Mutual Fund be transitioned to the Touchstone mutual fund platform by transferring the assets and liabilities of each Old Mutual Fund to a newly formed Acquiring Fund.  Each Acquiring Fund, except the Touchstone Focused Fund, has either the same or similar investment objectives and the same or similar principal investment strategies and risks as the corresponding Old Mutual Fund.  The investment objectives, principal investment strategies and risks of the Old Mutual Focused Fund and its corresponding Acquiring Fund are generally similar.  Currently, Touchstone’s retail mutual fund platform includes 32 separate mutual funds, which are managed by Touchstone and sub-advised by various institutional quality investment managers.

Under the terms of the Transaction Agreement, Touchstone will purchase from Old Mutual all books and records relating to Old Mutual’s management of a diversified mutual fund business consisting of both equity and fixed income fund assets and Old Mutual will receive from Touchstone a cash payment at closing that is subject to certain upward or downward adjustments depending on certain post-closing events.  In addition, the Old Mutual affiliates that sub-advise the Old Mutual Funds will continue to sub-advise each of the Acquiring Funds except the Old Mutual Focused Fund following the Reorganizations.  In connection with the Transaction, Old Mutual asked the Old Mutual Board to approve the transition of each Old Mutual Fund, as well as certain other funds on the Old Mutual platform, onto the Touchstone mutual fund platform.

In October 2011, the Old Mutual Fund Board unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Old Mutual Fund and other closing conditions.  In the Reorganizations, each Old Mutual Fund will transfer its assets and liabilities to its corresponding Acquiring Fund.  The Acquiring Fund will then issue shares to the Old Mutual Fund, which will distribute such shares to shareholders of the Old Mutual Fund. Any shares you own of an Old Mutual Fund at the time of the Reorganization will be terminated and cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the Old Mutual Fund. It is expected that no gain or loss will be recognized by any shareholder of an Old Mutual Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2012.

 Reasons for the Reorganization

The Old Mutual Fund Board considered the Transaction and each proposed Reorganization and concluded that the Reorganizations are in the best interests of each Old Mutual Fund and that the interests of the shareholders will not be diluted as a result thereof.  In reaching that conclusion, the Old Mutual Fund Board considered, among other things:

(1) the reputation, financial strength and resources of Touchstone and its parent company, the Western-Southern Mutual Holding Company, one of the eight highest rated insurance groups in the world;

(2) the similar investment objectives and principal investment strategies and risks of each Old Mutual Fund and its corresponding Acquiring Fund, except the Old Mutual Focused Fund and its corresponding Acquiring Fund;

(3) the same sub-adviser and portfolio managers currently managing each Old Mutual Fund, except the Old Mutual Focused Fund, will continue managing the corresponding Acquiring Fund after the Transaction;

(4) with respect to the Old Mutual Focused Fund, the investment philosophy, investing background and performance track record of the portfolio management team that will manage the corresponding Acquiring Fund;

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(5) That the advisory fees charged by the Acquiring Funds are the same as or lower than the advisory fees charged by the corresponding Old Mutual Funds at current asset levels;

(6) Touchstone will provide a two-year contractual expense limitation that will limit the total annual fund operating expenses of each Acquiring Fund to an amount no greater than the expense limitation in place for the corresponding Old Mutual Fund prior to the Transaction;

(7)  Touchstone’s distribution capabilities, which may contribute to increased assets levels and economies of scale;

(8) the transition from the Old Mutual Funds’ current service providers to post-Reorganization service providers will not have any foreseeable adverse effect on shareholders;

(9) Old Mutual and Touchstone or their affiliates will pay all expenses of the Old Mutual Funds and the Acquiring Funds in connection with the Reorganization;

(10) the Reorganizations are intended to be tax-free transactions for federal income tax purposes; and

(11) Touchstone and Old Mutual have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

For a more complete discussion of the factors considered by the Old Mutual Fund Board in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

 Comparison of Investment Objectives and Principal Investment Strategies

Investment Objectives.  Each of the Acquiring Funds was recently created specifically to acquire assets and assume liabilities of the corresponding Old Mutual Fund in a Reorganization. Each of the Old Mutual Funds and its corresponding Acquiring Fund, except the Old Mutual Focused Fund and the Old Mutual Copper Rock International Small Cap Fund and their corresponding Acquiring Funds, have the same investment objective.

The investment objective of the Old Mutual Focused Fund is to provide investors with above-average total returns over a 3 to 5 year market cycle.  In contrast, the investment objective of the Touchstone Focused Fund is to seek capital appreciation.

The Old Mutual Copper Rock International Small Cap Fund seeks to provide investors with capital growth.  In contrast, the Touchstone International Small Cap Fund seeks to provide investors with capital appreciation.

The investment objective of each of the Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Barrow Hanley Value Fund, Old Mutual Copper Rock International Small Cap Fund, Old Mutual Focused Fund, Old Mutual International Equity Fund, Old Mutual Large Cap Growth Fund, Old Mutual TS&W Small Cap Value Fund and Old Mutual TS&W Mid-Cap Value Fund is fundamental.  In contrast, the investment objective of the corresponding Acquiring Fund to each such Old Mutual Fund is non-fundamental.  A fundamental investment objective may not be changed, as to a fund, without approval by the holders of a majority of such fund’s outstanding voting shares. A non-fundamental investment objective may be changed by vote of the fund’s board of trustees without shareholder approval.

Principal Investment Strategies. Each Acquiring Fund, except the Touchstone Focused Fund, has the same or similar principal investment strategies as the corresponding Old Mutual Fund.  The principal investment strategies of the Old Mutual Focused Fund and its corresponding Acquiring Fund are generally similar.  The following chart highlights the significant differences in the principal investment strategies of each Old Mutual Fund and the corresponding Acquiring Fund.

Old Mutual Funds	Acquiring Funds	Significant Differences
Old Mutual Analytic Fund	Touchstone Dynamic Equity Fund	None
Old Mutual Asset Allocation Balanced Portfolio Old Mutual Asset Allocation Conservative Portfolio Old Mutual Asset Allocation Growth Portfolio Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Balanced Allocation Fund Touchstone Conservative Allocation Fund Touchstone Growth Allocation Fund Touchstone Moderate Growth Allocation Fund
Each Old Mutual Fund invests in underlying funds that are part of the Old Mutual Fund family.  Each Acquiring Fund will have access to the full array of funds on the Touchstone platform, which will include some or all of the Old Mutual Funds following the Reorganization.  As a result, each Acquiring Fund will have a broader range of investment options in which to allocate its assets following the Reorganization.

Old Mutual Analytic U.S. Long/Short Fund	Touchstone US Long/Short Fund	None
Old Mutual Barrow Hanley Value Fund	Touchstone Value Fund	None
Old Mutual Copper Rock International Small Cap Fund	Touchstone International Small Cap Fund	None

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Old Mutual Funds	Acquiring Funds	Significant Differences
Old Mutual Focused Fund	Touchstone Focused Fund
Similar to the Old Mutual Focused Fund, the Touchstone Focused Fund will invest at least 80% of its net assets in equity securities.  Although both funds are permitted to invest in equity securities of any capitalization, the Old Mutual Focused Fund generally invests in large capitalization companies.  The Touchstone Focused Fund may invest up to 35% of its assets in foreign securities, including securities of issuers located in emerging market countries, while the Old Mutual Focused Fund does not include foreign securities as part of its principal investment strategy.  The Touchstone Focused Fund considers depository receipts to be securities of foreign issuers, whereas the Old Mutual Focused Fund does not consider American Depository Receipts (ADRs) to be securities of foreign issuers.  Both funds are non-diversified, meaning that the funds will generally hold fewer securities and may invest greater amounts in a single security than a diversified fund.
Although both funds’ portfolio managers seek to invest in companies they believe are undervalued, the process employed by the Touchstone Focused Fund’s portfolio manager to estimate value and evaluate attractive investment opportunities is different than the process employed by the Old Mutual Focused Fund’s portfolio manager.  For example, the Old Mutual Focused Fund’s portfolio manager seeks to invest in companies that he believes has sustainable long term growth prospects but are currently trading at modest relative valuations.  The Touchstone Focused Fund’s portfolio manager seeks to invest in companies that he believes are trading below its estimate of the companies’ intrinsic value and have a sustainable competitive advantage or high barrier to entry.  These and other differences in the investment processes will result in the Acquiring Fund owning different securities than the Old Mutual Focused Fund.

Old Mutual International Equity Fund	Touchstone International Equity Fund	None
Old Mutual Large Cap Growth Fund	Touchstone Capital Growth Fund
The Touchstone Capital Growth Fund will invest at least 80% of its net assets in equity securities of large-cap companies.  In contrast, the Old Mutual Large Cap Growth Fund invests at least 80% of its net assets in equity securities of large-cap companies with favorable growth prospects.  The Board of Trustees of Old Mutual Funds II can change this policy with respect to the Old Mutual Large Cap Growth Fund upon 60 days’ prior notice to shareholders.  The Touchstone Capital Growth Fund does not have a similar policy.

Although the Touchstone Capital Growth Fund’s 80% policy does not mention “growth prospects,” both Funds seek to invest in companies that have above average growth.

The Touchstone Capital Growth Fund invests in ADRs as part of its principal investment strategy.  In contrast, the Old Mutual Large Cap Growth Fund does not include ADRs as part of its principal investment strategy.

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Old Mutual Funds	Acquiring Funds	Significant Differences
Old Mutual TS&W Small Cap Value Fund	Touchstone Small Cap Value Opportunities Fund
The Touchstone Small Cap Value Opportunities Fund will invest at least 80% of its net assets in equity securities of small-cap companies.  In contrast, the Old Mutual TS&W Small Cap Value Fund invests at least 80% of its net assets in equity securities of small-cap companies with value characteristics.  Each policy may be changed by the respective Board of Trustees upon 60 days’ notice to shareholders.

Although the Touchstone Small Cap Value Opportunities Fund 80% policy does not mention “value characteristics,” both Funds seek to invest in companies that the sub-adviser believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced fundamental changes and are intrinsically undervalued by the investment community.

Old Mutual TS&W Mid-Cap Value Fund	Touchstone Mid Cap Value Opportunities Fund
The Touchstone Small Cap Value Opportunities Fund will invest at least 80% of its net assets in equity securities of small-cap companies.  In contrast, the Old Mutual TS&W Mid-Cap Value Fund invests at least 80% of its net assets in equity securities of small-cap companies with value characteristics.  Each policy may be changed by the respective Board of Trustees upon 60 days’ notice to shareholders.

Although the Touchstone Mid Cap Value Opportunities Fund 80% policy does not mention “value characteristics,” both Funds seek to invest in companies that the sub-adviser believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced fundamental changes and are intrinsically undervalued by the investment community.

Old Mutual Copper Rock Emerging Growth Fund	Touchstone Emerging Growth Fund
The Touchstone Emerging Growth Fund may invest in ADRs and non-US stocks listed on a recognized US exchange as part of its principal investment strategy.  In contrast, the Old Mutual Copper Rock Emerging Growth Fund does not include ADRs and non-US stocks listed on a recognized US exchange as part its principal investment strategy.

With respect to the Old Mutual Copper Rock Emerging Growth Fund, Copper Rock Capital Partners, LLC (“Copper Rock”) favors entrepreneurial companies that appear to be reasonably valued.  With respect to the Touchstone Emerging Growth Fund, Copper Rock favors companies that it believes exhibit high quality, growth characteristics.

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The investment objective and principal investment strategies of the Old Mutual Fund of which you are an owner can be found in the Old Mutual Fund prospectus that you received upon purchasing shares in that Old Mutual Fund and any updated prospectuses that you may have subsequently received.  The investment objective and principal investment strategies of each Acquiring Fund can be found in Exhibit B of this Joint Proxy Statement/Prospectus.

Repositioning Costs.  The Reorganization of the Old Mutual Focused Fund will result in the sale of portfolio securities of the Old Mutual Focused Fund following the Reorganization as the Acquiring Fund’s portfolio manager aligns the portfolio with the Acquiring Fund’s investment strategy.  The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization are estimated to have a 14 basis point impact on the Acquiring Fund’s asset base.  The sale of such portfolio securities may also result in the realization of capital gains to the Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts.  Touchstone anticipates that any such sales of portfolio securities by the Acquiring Fund as a result of the Reorganization (as distinct from normal portfolio turnover) will likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Fund.

 Risks Associated with the Acquiring Funds

Each Old Mutual Fund, except the Old Mutual Focused Fund, and its corresponding Acquiring Fund have either the same or similar investment objectives and the same or similar principal investment strategies.  As a result, the risks associated with an investment in each Acquiring Fund are similar to the risks associated with an investment in the corresponding Old Mutual Fund.  The Old Mutual Focused Fund and its corresponding Acquiring Fund have generally similar investment objectives and principal investment strategies.  As a result, the risk associated with an investment the Old Mutual Focused Fund is generally similar to the risk associated with an investment in the corresponding Acquiring Fund.  The following chart highlights the significant differences between the principal risks of each Old Mutual Fund and the corresponding Acquiring Fund.

Old Mutual Funds	Acquiring Funds	Significant Differences
Old Mutual Analytic Fund	Touchstone Dynamic Equity Fund	None
Old Mutual Asset Allocation Balanced Portfolio Old Mutual Asset Allocation Conservative Portfolio Old Mutual Asset Allocation Growth Portfolio Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Balanced Allocation Fund Touchstone Conservative Allocation Fund Touchstone Growth Allocation Fund Touchstone Moderate Growth Allocation Fund	The underlying funds in which each Acquiring Fund may invest may be subject to additional risks, including merger arbitrage risk and sector focus risk.
Old Mutual Analytic U.S. Long/Short Fund	Touchstone US Long/Short Fund	None
Old Mutual Barrow Hanley Value Fund	Touchstone Value Fund	None
Old Mutual Copper Rock International Small Cap Fund	Touchstone International Small Cap Fund	None
Old Mutual Focused Fund	Touchstone Focused Fund
The Touchstone Focused Fund is subject to Foreign Securities Risk and Emerging Markets Risk due to its investment in foreign and emerging market securities.  These risks are not principal risks for the Old Mutual Focused Fund.

Old Mutual International Equity Fund	Touchstone International Equity Fund	None
Old Mutual Large Cap Growth Fund	Touchstone Capital Growth Fund	The Touchstone Capital Growth Fund is subject to Depository Receipts Risk due to its investment in ADRs. This risk is not a principal risk for Old Mutual Large Cap Growth Fund.
Old Mutual TS&W Small Cap Value Fund	Touchstone Small Cap Value Opportunities Fund	None
Old Mutual TS&W Mid-Cap Value Fund	Touchstone Mid Cap Value Opportunities Fund	None
Old Mutual Copper Rock Emerging Growth Fund	Touchstone Emerging Growth Fund
The Touchstone Emerging Growth Fund is subject to Depository Receipts Risk and Foreign Securities Risk due to its investment in ADRs and non-US stocks listed on a recognized US exchange.  These risks are not principal risks for the Old Mutual Copper Rock Emerging Growth Fund.

For a more complete description of the risks associated with each Acquiring Fund, see Exhibit B of this Joint Proxy Statement/Prospectus and the SAI to this Joint Proxy Statement/Prospectus.

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 Comparison of Fundamental and Non-Fundamental Investment Restrictions

This section summarizes certain differences between the fundamental and non-fundamental investment restrictions of the Old Mutual Funds and those of the Acquiring Funds.  Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a fund can be changed by a fund’s board of trustees.

The 1940 Act requires and each of the Old Mutual Funds and the Acquiring Funds has fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries.  The Old Mutual Funds and the Acquiring Funds generally have similar fundamental investment restrictions.  Differences between the fundamental investment restrictions of the Old Mutual Funds and the Acquiring Funds are highlighted below and further described in Exhibit F of this Joint Proxy Statement/Prospectus.

Fundamental Investment Restrictions:

Diversification and Issuer Concentration:
With the exception of the Old Mutual Barrow Hanley Value Fund, Old Mutual Large Cap Growth Fund and Old Mutual Focused Fund and their corresponding Acquiring Funds, each Fund has substantially the same fundamental investment restriction requiring the Fund to invest in a manner consistent with its classification as a “diversified” fund.  A “diversified fund” is one in which, with respect to 75% of its total assets, (i) not more than 5% of the fund’s total assets are invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), and (ii) the fund does not hold more than 10% of the outstanding voting securities of any one issuer.

The Old Mutual Barrow Hanley Value Fund, Old Mutual Large Cap Growth Fund and Old Mutual Focused Fund and their corresponding Acquiring Funds are each “non-diversified,” which means that these Funds may own larger positions in a smaller number of securities than funds that are “diversified.”

Borrowing:
Each Fund has substantially the same fundamental investment restriction limiting the Fund’s ability to borrow money. Each Fund’s restriction effectively permits the Fund to borrow amounts up to 33 1/3% of its total assets.

Issuing Senior Securities:
Each Fund has substantially the same fundamental investment restriction prohibiting the issuance of senior securities, except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, or any SEC staff interpretation thereof.  The 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

Underwriting:
Each Fund has a similar fundamental investment restriction that limits the Fund’s ability to underwrite securities of other companies, but does not prevent the Fund from selling portfolio securities in accordance with its investment objective, policies and limitations.

Industry Concentration:
Each Fund has a similar fundamental investment restriction that limits the Fund’s ability to invest more than 25% of its net assets in a single industry or group of industries.  Each Fund’s restriction specifies that it does not limit a Fund’s investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  In addition, with the exception of the Old Mutual Asset Allocation Portfolios and the Old Mutual Analytic Fund, each Fund’s (including the corresponding Acquiring Funds of the Old Mutual Asset Allocation Portfolios and the Old Mutual Analytic Fund) restriction also specifies that it does not limit the Fund’s investments in tax-exempt obligations issued by governments or political subdivisions of governments, or repurchase agreements collateralized by such obligations.

Investing in Real Estate:
The Funds have substantially the same fundamental investment restrictions that limit the Funds’ ability to invest directly in real estate or real estate mortgage loans, but do not prevent the Funds from investing in REITs and the securities of companies that own, invest, or deal in real estate and securities secured by real estate or interests therein.

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Investing in Physical Commodities:
Each Fund has a similar fundamental investment restriction that prohibits the Fund from purchasing or selling physical commodities. The Funds’ restrictions do not prevent the Funds from holding and selling physical commodities acquired as a result of ownership of securities or other instruments, investing in securities that are backed by physical commodities, or engaging in transactions involving futures or options on physical commodities.

Lending:
Each Fund has a similar fundamental investment restriction that prohibits the Fund from making personal loans or loans of its assets to persons who control or are under common control with the Fund, except as permitted under the 1940 Act, any rule, regulation or order under the 1940 Act, or any SEC Staff interpretation thereof.

Investing in Other Investment Companies:
With the exception of the Old Mutual Analytic Fund, each Old Mutual Fund has a fundamental investment restriction that states that the Fund may, notwithstanding any other fundamental investment restriction or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. Notwithstanding this flexibility, each Old Mutual Fund, except the Analytic Fund, has a non-fundamental investment restriction that states that the fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund.  When a Fund invests in another investment company, the Fund bears its own fees and indirectly bears its proportionate share of the operating expenses of such investment company.  The Acquiring Funds do not have similar restrictions.

Non-Fundamental Investment Restrictions

Illiquid Securities:
Each Old Mutual Fund has a non-fundamental investment restriction that limits the Fund’s investments in illiquid securities to 15% of the value of its net assets.  The Acquiring Funds do not have a similar non-fundamental investment restriction, but follow the SEC’s guidance to limit its investments in illiquid securities to no more than 15% of the Fund’s assets.

Investing in Other Investment Companies:
Each Old Mutual Fund has a non-fundamental investment restriction limiting the Fund’s ability to invest in other investment companies except, that the Funds may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-1 under the 1940 Act; and (iii) lend money to other affiliated Funds subject to the terms and  conditions of any exemptive orders issued by the SEC on which such Fund may rely.  The Acquiring Funds do not have a similar restriction but are subject to the limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.  In addition, Touchstone has received an exemptive order from the SEC that permits the Acquiring Funds to invest their uninvested cash or cash collateral in one or more affiliated money market funds.

The Old Mutual Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each Old Mutual Fund's investment restrictions may be found in its respective SAI and each Acquiring Fund's investment restrictions may be found in the SAI related to this Joint Proxy Statement/Prospectus.

 Comparison of Fees and Expenses

The following tables compare the shareholder fees and annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Old Mutual Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund.  Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations.  The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown.  Information regarding sales charge discounts for which you may qualify is included under the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.

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	Shareholder Fees				Annual Fund Operating Expenses*
	Maxi-mum Sales Charge (Load) Imposed on Purchases (as a % of offering price or the amount redeemed, whichever is less) (1) ________	Maxi-mum Deferred Sales Charge (Load) (as a % of original purchase price) ________	Redemp-tion/ Exchange Fee (as a % of amount redeemed or ex-changed) ________	Maxi-mum Account Fee (assessed annually on certain accounts under $1,000) ________	Manage-ment Fee _______	Distribu-tion and/or Service (12b-1) Fees (2) _______	Other Expenses (3) _______________________________________				Acquired Fund Fees and Expenses (3) , (4) _______	Total Annual Fund Operat-ing Ex-penses _______	Fee Waiver and/or Expense Reimbursement _______	Total Annual Fund Operat-ing Expenses After Fee Waiver and/or Expense Reim-burse-ment ________
							Service Fees (2) ______	Expenses on Short Sales ________	Other Operating Expenses __________	Total Other Expenses ________
Old Mutual Analytic Fund
Class A	5.75%	None	2.00%	$12.00	0.85% (6)	None	0.25%	0.27%	0.79%	1.31%	0.01%	2.17% (6), (7)	(0.34%) (8)	1.83% (8)
Class C	None	1.00%	2.00%	$12.00	0.85% (6)	0.75%	0.25%	0.27%	0.66%	1.18%	0.01%	2.79% (6), (7)	(0.21%) (8)	2.58% (8)
Institutional Class	None	None	2.00%	$12.00	0.85% (6)	None	None	0.27%	815.70%	815.97%	0.01%	816.83% (6), (7)	(815.30%) (8)	1.53% (8)
Class Z(5)	None	None	2.00%	$12.00	0.85% (6)	None	None	0.29%	0.54%	0.83%	0.01%	1.69% (6), (7)	(0.09%) (8)	1.60% (8)
Pro Forma Touchstone Dynamic Equity Fund
Class A	5.75%	None	None	-	0.85%	0.25%	None	0.27%	0.76%	1.03%	0.00%	2.13%	(0.31%) (9)	1.82%
Class C	None	1.00%	None	-	0.85%	1.00%	None	0.27%	0.66%	0.93%	0.00%	2.78%	(0.21%) (9)	2.57%
Institutional Class	None	None	None	-	0.85%	None	None	0.27%	13.12%	13.39%	0.00%	14.24%	(12.72%) (9)	1.52%
Class Y	None	None	None	-	0.85%	None	None	0.29%	0.50%	0.79%	0.00%	1.63%	(0.05%) (9)	1.59%

Old Mutual Asset Allocation Balanced Portfolio
Class A	5.75%	None	2.00%	$12.00	0.20%	None	0.25%	0.00%	0.49%	0.74%	0.82%	1.76% (7)	(0.30%) (8)	1.46% (8)
Class C	None	1.00%	2.00%	$12.00	0.20%	0.75%	0.25%	0.00%	0.39%	0.64%	0.82%	2.41% (7)	(0.20%) (8)	2.21% (8)
Institutional Class	None	None	2.00%	$12.00	0.20%	None	None	0.00%	46.74%	46.74%	0.82%	47.76% (7)	(46.55%) (8)	1.21% (8)
Class Z(5)	None	None	2.00%	$12.00	0.20%	None	None	0.00%	1.21%	1.21%	0.82%	2.23% (7)	(1.02%) (8)	1.21% (8)
Pro Forma Touchstone Balanced Allocation Fund
Class A	5.75%	None	None	-	0.20%	0.25%	None	0.00%	0.49%	0.49%	0.74%	1.68%	(0.30%) (9)	1.38%
Class C	None	1.00%	None	-	0.20%	1.00%	None	0.00%	0.44%	0.44%	0.74%	2.39%	(0.25%) (9)	2.13%
Institutional Class	None	None	None	-	0.20%	None	None	0.00%	3.55%	3.55%	0.74%	4.49%	(3.36%) (9)	1.13%
Class Y	None	None	None	-	0.20%	None	None	0.00%	0.82%	0.82%	0.74%	1.76%	(0.63%) (9)	1.13%

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	Shareholder Fees				Annual Fund Operating Expenses*
	Maxi-mum Sales Charge (Load) Imposed on Purchases (as a % of offering price or the amount redeemed, whichever is less) (1) ________	Maxi-mum Deferred Sales Charge (Load) (as a % of original purchase price) ________	Redemp-tion/ Exchange Fee (as a % of amount redeemed or ex-changed) ________	Maxi-mum Account Fee (assessed annually on certain accounts under $1,000) ________	Manage-ment Fee _______	Distribu-tion and/or Service (12b-1) Fees (2) _______	Other Expenses (3) _______________________________________				Acquired Fund Fees and Expenses (3) , (4) _______	Total Annual Fund Operat-ing Ex-penses _______	Fee Waiver and/or Expense Reimbursement _______	Total Annual Fund Operat-ing Expenses After Fee Waiver and/or Expense Reim-burse-ment ________
Old Mutual Asset Allocation Conservative Portfolio
Class A	5.75%	None	2.00%	$12.00	0.20%	None	0.25%	0.00%	0.46%	0.71%	0.72%	1.63% (7)	(0.30%) (8)	1.33% (8)
Class C	None	1.00%	2.00%	$12.00	0.20%	0.75%	0.25%	0.00%	0.41%	0.66%	0.72%	2.33% (7)	(0.25%) (8)	2.08% (8)
Institutional Class	None	None	2.00%	$12.00	0.20%	None	None	0.00%	0.43%	0.43%	0.72%	1.35% (7)	(0.27%) (8)	1.08% (8)
Class Z	None	None	2.00%	$12.00	0.20%	None	None	0.00%	1.45%	1.45%	0.72%	2.37% (7)	(1.29%) (8)	1.08% (8)
Pro Forma Touchstone Conservative Allocation Fund
Class A	5.75%	None	None	-	0.20%	0.25%	None	0.00%	0.47%	0.47%	0.61%	1.53%	(0.31%) (9)	1.22%
Class C	None	1.00%	None	-	0.20%	1.00%	None	0.00%	0.48%	0.48%	0.61%	2.29%	(0.32%) (9)	1.97%
Institutional Class	None	None	None	-	0.20%	None	None	0.00%	0.47%	0.47%	0.61%	1.28%	(0.31%) (9)	0.97%
Class Y	None	None	None	-	0.20%	None	None	0.00%	0.80%	0.80%	0.61%	1.61%	(0.64%) (9)	0.97%

Old Mutual Asset Allocation Growth Portfolio
Class A	5.75%	None	2.00%	$12.00	0.25%	None	0.25%	0.00%	0.63%	0.88%	0.95%	2.08% (7)	(0.56%) (8)	1.52% (8)
Class C	None	1.00%	2.00%	$12.00	0.25%	0.75%	0.25%	0.00%	0.50%	0.75%	0.95%	2.70% (7)	(0.43%) (8)	2.27% (8)
Institutional Class	None	None	2.00%	$12.00	0.25%	None	None	0.00%	2.04%	2.04%	0.95%	3.24% (7)	(1.97%) (8)	1.27% (8)
Class Z(5)	None	None	2.00%	$12.00	0.25%	None	None	0.00%	0.88%	0.88%	0.95%	2.08% (7)	(0.81%) (8)	1.27% (8)
Pro Forma Touchstone Growth Allocation Fund
Class A	5.75%	None	None	-	0.25%	0.25%	None	0.00%	0.58%	0.58%	0.93%	2.01%	(0.51%) (9)	1.50%
Class C	None	1.00%	None	-	0.25%	1.00%	None	0.00%	0.55%	0.55%	0.93%	2.73%	(0.48%) (9)	2.25%
Institutional Class	None	None	None	-	0.25%	None	None	0.00%	1.39%	1.39%	0.93%	2.56%	(1.32%) (9)	1.25%
Class Y	None	None	None	-	0.25%	None	None	0.00%	0.51%	0.51%	0.93%	1.69%	(0.44%) (9)	1.25%

Prospectus - Table of Contents

	Shareholder Fees				Annual Fund Operating Expenses*
	Maxi-mum Sales Charge (Load) Imposed on Purchases (as a % of offering price or the amount redeemed, whichever is less) (1) ________	Maxi-mum Deferred Sales Charge (Load) (as a % of original purchase price) ________	Redemp-tion/ Exchange Fee (as a % of amount redeemed or ex-changed) ________	Maxi-mum Account Fee (assessed annually on certain accounts under $1,000) ________	Manage-ment Fee _______	Distribu-tion and/or Service (12b-1) Fees (2) _______	Other Expenses (3) _______________________________________				Acquired Fund Fees and Expenses (3) , (4) _______	Total Annual Fund Operat-ing Ex-penses _______	Fee Waiver and/or Expense Reimbursement _______	Total Annual Fund Operat-ing Expenses After Fee Waiver and/or Expense Reim-burse-ment ________
Old Mutual Asset Allocation Moderate Growth Portfolio
Class A	5.75%	None	2.00%	$12.00	0.25%	None	0.25%	0.00%	0.51%	0.76%	0.90%	1.91% (7)	(0.44%) (8)	1.47% (8)
Class C	None	1.00%	2.00%	$12.00	0.25%	0.75%	0.25%	0.00%	0.44%	0.69%	0.90%	2.59% (7)	(0.37%) (8)	2.22% (8)
Institutional Class	None	None	2.00%	$12.00	0.25%	None	None	0.00%	183.34%	183.34%	0.90%	184.49% (7)	(183.27%) (8)	1.22% (8)
Class Z(5)	None	None	2.00%	$12.00	0.25%	None	None	0.00%	1.40%	1.40%	0.90%	2.55% (7)	(1.33%) (8)	1.22% (8)
Pro Forma Touchstone Moderate Growth Allocation Fund
Class A	5.75%	None	None	-	0.25%	0.25%	None	0.00%	0.52%	0.52%	0.85%	1.87%	(0.45%) (9)	1.42%
Class C	None	1.00%	None	-	0.25%	1.00%	None	0.00%	0.47%	0.47%	0.85%	2.57%	(0.40%) (9)	2.17%
Institutional Class	None	None	None	-	0.25%	None	None	0.00%	41.43%	41.43%	0.85%	42.53%	(41.36%) (9)	1.17%
Class Y	None	None	None	-	0.25%	None	None	0.00%	0.79%	0.79%	0.85%	1.89%	(0.72%) (9)	1.17%

Old Mutual Analytic U.S. Long/Short Fund
Class A	5.75%	None	2.00%	$12.00	0.80%	None	0.25%	0.12%	1.03%	1.40%	0.00%	2.20%	(0.73%) (8)	1.47% (8)
Institutional Class	None	None	2.00%	$12.00	0.80%	None	None	0.12%	0.32%	0.44%	0.00%	1.24%	(0.22%) (8)	1.02% (8)
Class Z(5)	None	None	2.00%	$12.00	0.80%	None	None	0.12%	0.32%	0.44%	0.00%	1.24%	(0.02%) (8)	1.22% (8)
Pro Forma Touchstone US Long/Short Fund
Class A	5.75%	None	None	-	0.80%	0.25%	None	0.12%	0.80%	0.92%	0.00%	1.97%	(0.55%) (9)	1.42%
Institutional Class	None	None	None	-	0.80%	None	None	0.12%	0.40%	0.52%	0.00%	1.32%	(0.30%) (9)	1.02%
Class Y	None	None	None	-	0.80%	None	None	0.12%	0.43%	0.55%	0.00%	1.35%	(0.18%) (9)	1.17%

Prospectus - Table of Contents

	Shareholder Fees				Annual Fund Operating Expenses*
	Maxi-mum Sales Charge (Load) Imposed on Purchases (as a % of offering price or the amount redeemed, whichever is less) (1) ________	Maxi-mum Deferred Sales Charge (Load) (as a % of original purchase price) ________	Redemp-tion/ Exchange Fee (as a % of amount redeemed or ex-changed) ________	Maxi-mum Account Fee (assessed annually on certain accounts under $1,000) ________	Manage-ment Fee _______	Distribu-tion and/or Service (12b-1) Fees (2) _______	Other Expenses (3) _______________________________________				Acquired Fund Fees and Expenses (3) , (4) _______	Total Annual Fund Operat-ing Ex-penses _______	Fee Waiver and/or Expense Reimbursement _______	Total Annual Fund Operat-ing Expenses After Fee Waiver and/or Expense Reim-burse-ment ________
Old Mutual Barrow Hanley Value Fund
Class A	5.75%	None	2.00%	$12.00	0.75%	None	0.25%	0.00%	1.04%	1.29%	0.00%	2.04%	(0.84%) (8)	1.20% (8)
Institutional Class	None	None	2.00%	$12.00	0.75%	None	None	0.00%	0.14%	0.14%	0.00%	0.89%	(0.04%) (8)	0.85% (8)
Class Z(5)	None	None	2.00%	$12.00	0.75%	None	None	0.00%	0.29%	0.29%	0.00%	1.04%	(0.09%) (8)	0.95% (8)
Pro Forma Touchstone Value Fund
Class A	5.75%	None	None	-	0.75%	0.25%	None	0.00%	0.81%	0.81%	0.00%	1.81%	(0.61%) (9)	1.20%
Institutional Class	None	None	None	-	0.75%	None	None	0.00%	0.31%	0.31%	0.00%	1.06%	(0.21%) (9)	0.85%
Class Y	None	None	None	-	0.75%	None	None	0.00%	0.42%	0.42%	0.00%	1.17%	(0.22%) (9)	0.95%

Old Mutual Copper Rock International Small Cap Fund
Class A	5.75%	None	2.00%	$12.00	0.95%	None	0.25%	0.00%	2.03%	2.28%	0.00%	3.23%	(1.68%) (8)	1.55% (8)
Institutional Class	None	None	2.00%	$12.00	0.95%	None	None	0.00%	1.27%	1.27%	0.00%	2.22%	(1.17%) (8)	1.05% (8)
Class Z(5)	None	None	2.00%	$12.00	0.95%	None	None	0.00%	0.64%	0.64%	0.00%	1.59%	(0.29%) (8)	1.30% (8)
Pro Forma Touchstone International Small Cap Fund
A	5.75%	None	None	-	0.95%	0.25%	None	0.00%	1.45%	1.45%	0.00%	2.65%	(1.10%) (9)	1.55%
Inst.	None	None	None	-	0.95%	None	None	0.00%	0.96%	0.96%	0.00%	1.91%	(0.86%) (9)	1.05%
Y	None	None	None	-	0.95%	None	None	0.00%	0.66%	0.66%	0.00%	1.61%	(0.31%) (9)	1.30%

Old Mutual Focused Fund
Class A	5.75%	None	2.00%	$12.00	0.72%	None	0.25%	0.00%	0.45%	0.70%	0.01%	1.43% (7)	(0.22%)	1.21% (10)
Institutional Class	None	None	2.00%	$12.00	0.72%	None	None	0.00%	0.23%	0.23%	0.01%	0.96% (7)	(0.15%)	0.81% (10)
Class Z(5)	None	None	2.00%	$12.00	0.72%	None	None	0.00%	0.60%	0.60%	0.01%	1.33% (7)	(0.37%)	0.96% (10)
Pro Forma Touchstone Focused Fund
Class A	5.75%	None	None	-	0.65%	0.25%	None	0.00%	0.61%	0.61%	0.01%	1.52%	(0.31%) (9)	1.21%
Institutional Class	None	None	None	-	0.65%	None	None	0.00%	0.37%	0.37%	0.01%	1.03%	(0.22%) (9)	0.81%
Class Y	None	None	None	-	0.65%	None	None	0.00%	0.61%	0.61%	0.01%	1.27%	(0.31%) (9)	0.96%

Prospectus - Table of Contents

	Shareholder Fees				Annual Fund Operating Expenses*
	Maxi-mum Sales Charge (Load) Imposed on Purchases (as a % of offering price or the amount redeemed, whichever is less) (1) ________	Maxi-mum Deferred Sales Charge (Load) (as a % of original purchase price) ________	Redemp-tion/ Exchange Fee (as a % of amount redeemed or ex-changed) ________	Maxi-mum Account Fee (assessed annually on certain accounts under $1,000) ________	Manage-ment Fee _______	Distribu-tion and/or Service (12b-1) Fees (2) _______	Other Expenses (3) _______________________________________				Acquired Fund Fees and Expenses (3) , (4) _______	Total Annual Fund Operat-ing Ex-penses _______	Fee Waiver and/or Expense Reimbursement _______	Total Annual Fund Operat-ing Expenses After Fee Waiver and/or Expense Reim-burse-ment ________
Old Mutual International Equity Fund
Class A	5.75%	None	2.00%	$12.00	1.00%	None	0.25%	0.00%	5.60%	5.85%	0.00%	6.85%	(5.33%) (8)	1.52% (8)
Institutional Class	None	None	2.00%	$12.00	1.00%	None	None	0.00%	0.45%	0.45%	0.00%	1.45%	(0.43%) (8)	1.02% (8)
Class Z(5)	None	None	2.00%	$12.00	1.00%	None	None	0.00%	3.65%	3.65%	0.00%	4.65%	(3.38%) (8)	1.27% (8)
Pro Forma Touchstone International Equity Fund
Class A	5.75%	None	None	None	0.90%	0.25%	None	0.00%	1.42%	1.42%	0.00%	2.57%	(1.18%) (9)	1.39%
Institutional Class	None	None	None	None	0.90%	None	None	0.00%	0.56%	0.56%	0.00%	1.46%	(0.47%) (9)	0.99%
Class Y	None	None	None	None	0.90%	None	None	0.00%	1.18%	1.18%	0.00%	2.08%	(0.94%) (9)	1.14%

Old Mutual Large Cap Growth Fund
Class A	5.75%	None	2.00%	$12.00	0.70%	None	0.25%	0.00%	1.75%	2.00%	0.00%	2.70%	(1.47%) (8)	1.23% (8)
Institutional Class	None	None	2.00%	$12.00	0.70%	None	None	0.00%	0.15%	0.15%	0.00%	0.85%	0.03% (8), (11)	0.88% (8)
Class Z(5)	None	None	2.00%	$12.00	0.70%	None	None	0.00%	0.62%	0.62%	0.00%	1.32%	(0.34%) (8)	0.98% (8)
Pro Forma Touchstone Capital Growth Fund
Class A	5.75%	None	None	-	0.70%	0.25%	None	0.00%	1.09%	1.09%	0.00%	2.04%	(0.79%) (9)	1.25%
Institutional Class	None	None	None	-	0.70%	None	None	0.00%	0.37%	0.37%	0.00%	1.07%	(0.17%) (9)	0.90%
Class Y	None	None	None	-	0.70%	None	None	0.00%	0.63%	0.63%	0.00%	1.33%	(0.33%) (9)	1.00%

Prospectus - Table of Contents

	Shareholder Fees				Annual Fund Operating Expenses*
	Maxi-mum Sales Charge (Load) Imposed on Purchases (as a % of offering price or the amount redeemed, whichever is less) (1) ________	Maxi-mum Deferred Sales Charge (Load) (as a % of original purchase price) ________	Redemp-tion/ Exchange Fee (as a % of amount redeemed or ex-changed) ________	Maxi-mum Account Fee (assessed annually on certain accounts under $1,000) ________	Manage-ment Fee _______	Distribu-tion and/or Service (12b-1) Fees (2) _______	Other Expenses (3) _______________________________________				Acquired Fund Fees and Expenses (3) , (4) _______	Total Annual Fund Operat-ing Ex-penses _______	Fee Waiver and/or Expense Reimbursement _______	Total Annual Fund Operat-ing Expenses After Fee Waiver and/or Expense Reim-burse-ment ________
Old Mutual TS&W Small Cap Value Fund
Class A	5.75%	None	2.00%	$12.00	1.00%	None	0.25%	0.00%	0.85%	1.10%	0.01%	2.11% (7)	(0.60%) (8)	1.51% (8)
Institutional Class	None	None	2.00%	$12.00	1.00%	None	None	0.00%	0.18%	0.18%	0.01%	1.19% (7)	(0.08%) (8)	1.11% (8)
Class Z(5)	None	None	2.00%	$12.00	1.00%	None	None	0.00%	0.26%	0.26%	0.01%	1.27% (7)	(0.01%) (8)	1.26% (8)
Pro Forma Touchstone Small Cap Value Opportunities Fund
Class A	5.75%	None	None	-	0.95%	0.25%	None	0.00%	0.70%	0.70%	0.01%	1.91%	(0.40%) (9)	1.51%
Institutional Class	None	None	None	-	0.95%	None	None	0.00%	0.35%	0.35%	0.01%	1.31%	(0.20%) (9)	1.11%
Class Y	None	None	None	-	0.95%	None	None	0.00%	0.39%	0.39%	0.01%	1.35%	(0.09%) (9)	1.26%

Old Mutual TS&W Mid-Cap Value Fund
Class A	5.75%	None	2.00%	$12.00	0.95%	0.25%	None	0.00%	0.90%	0.90%	0.01%	2.11% (7)	(0.70%) (8)	1.41% (8)
Institutional Class	None	None	2.00%	$12.00	0.95%	None	None	0.00%	0.11%	0.11%	0.01%	1.07% (7)	(0.06%) (8)	1.01% (8)
Class Z(5)	None	None	2.00%	$12.00	0.95%	None	None	0.00%	0.42%	0.42%	0.01%	1.38% (7)	(0.25%) (8)	1.13% (8)
Pro Forma Touchstone Mid Cap Value Opportunities Fund
Class A	5.75%	None	None	-	0.85%	0.25%	None	0.00%	0.67%	0.67%	0.01%	1.78%	(0.48%) (9)	1.30%
Institutional Class	None	None	None	-	0.85%	None	None	0.00%	0.28%	0.28%	0.01%	1.14%	(0.24%) (9)	0.90%
Class Y	None	None	None	-	0.85%	None	None	0.00%	0.48%	0.48%	0.01%	1.34%	(0.29%) (9)	1.05%

Prospectus - Table of Contents

	Shareholder Fees				Annual Fund Operating Expenses*
	Maxi-mum Sales Charge (Load) Imposed on Purchases (as a % of offering price or the amount redeemed, whichever is less) (1) ________	Maxi-mum Deferred Sales Charge (Load) (as a % of original purchase price) ________	Redemp-tion/ Exchange Fee (as a % of amount redeemed or ex-changed) ________	Maxi-mum Account Fee (assessed annually on certain accounts under $1,000) ________	Manage-ment Fee _______	Distribu-tion and/or Service (12b-1) Fees (2) _______	Other Expenses (3) _______________________________________				Acquired Fund Fees and Expenses (3) , (4) _______	Total Annual Fund Operat-ing Ex-penses _______	Fee Waiver and/or Expense Reimbursement _______	Total Annual Fund Operat-ing Expenses After Fee Waiver and/or Expense Reim-burse-ment ________
Old Mutual Copper Rock Emerging Growth Fund
Class A	5.75%	None	2.00%	$12.00	0.90%	None	0.25%	0.00%	0.98%	1.23%	0.00%	2.13% (7)	(0.46%) (8)	1.67% (8)
Institutional Class	None	None	2.00%	$12.00	0.90%	None	None	0.00%	0.30%	0.30%	0.00%	1.20% (7)	0.02% (11)	1.22% (8)
Class Z(5)	None	None	2.00%	$12.00	0.90%	None	None	0.00%	0.56%	0.56%	0.00%	1.46% (7)	(0.04%) (8)	1.42% (8)
Pro Forma Touchstone Emerging Growth Fund
Class A	5.75%	None	None	-	0.90%	0.25%	None	0.00%	0.72%	0.72%	0.00%	1.87%	(0.48%) (9)	1.39%
Institutional Class	None	None	None	-	0.90%	None	None	0.00%	0.40%	0.40%	0.00%	1.30%	(0.31%) (9)	0.99%
Class Y	None	None	None	-	0.90%	None	None	0.00%	0.45%	0.45%	0.00%	1.35%	(0.21%) (9)	1.14%
______________________

*
Expense ratios reflect the annual fund operating expenses for the Old Mutual Fund’s most recent fiscal year (either March 31, 2011 or July 31, 2010), as disclosed in the Old Mutual Fund’s current prospectus.  Pro forma numbers are estimated as if the Reorganization had been completed as of the first day of such fiscal year and do not include the estimated costs of the Reorganization.  The Old Mutual Fund will not bear any Reorganization costs.

1.	For the Old Mutual Funds, the Maximum Deferred Sales Charge (Load) is based on a percentage of original purchase price.

2.
All of the Old Mutual Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act in addition to separate shareholder service plans.  The shareholder service plan for the Old Mutual TS&W Mid-Cap Value Fund was adopted pursuant to Rule 12b-1.  The Acquiring Funds have adopted combined distribution and shareholder service plans under Rule 12b-1.  For more information about these plans, see the section entitled “Comparison of Share Classes and Distribution Arrangements – Distribution Plans and Service Plans” in this Joint Proxy Statement/Prospectus.

3.	For the pro forma Acquiring Funds, “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

4.	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01% and are included in “Other Operating Expenses.”

5.	Class Z shareholders of each Old Mutual Fund will receive Class Y shares of the corresponding Acquiring Fund in connection with the Reorganization.

6.
Effective August 1, 2010, the Old Mutual Analytic Fund’s Advisory Fee was reduced from 0.95% to 0.85%.  As a result, the expenses in the fee table above have been restated to reflect current fees and Total Annual Fund Operating Expenses shown in the fee table above do not correlate with the ratios of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

7.
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Fund stated in the Financial Highlights section of the Fund’s prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

8.
Old Mutual has contractually agreed to limit through December 31, 2012 the expenses of the Fund to the annual rate shown in the table below for each class of shares of the Fund.  The expense limitation agreement cannot be terminated by Old Mutual before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.  The expense limitation excludes certain expenses which are described further in the “Comparison of Fees and Expenses – Expense Limitation Arrangements” section of this Joint Proxy Statement/Prospectus.

9.
Effective upon the closing of the Reorganization, Touchstone has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to the annual rate shown in the table below for each class of the Acquiring Fund.  This expense limitation will remain in effect at least two years following the Closing of the Reorganization (which is expected to occur in the second quarter of 2012) but can be terminated by a vote of the Acquiring Fund’s Board of Trustees if they deem the termination to be beneficial to the Fund shareholders.  Touchstone is entitled to recover, subject to approval by the Acquiring Fund’s Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone reduced its compensation and/or assumed expenses for the Acquiring Fund.  No recoupment will occur unless the Acquiring Fund’s expenses are below the expense limitation.  The expense limitation excludes certain expenses which are described further in the “Comparison of Fees and Expenses – Expense Limitation Arrangements” section of this Joint Proxy Statement/Prospectus.

10.
Old Mutual has contractually agreed to limit through July 31, 2014 the expenses of the Old Mutual Focused Fund to the annual rate shown in the table below for each class of shares of the Fund.  The expense limitation agreement cannot be terminated before July 31, 2014, and may be amended or continued beyond July 31, 2014 by written agreement of the parties.  The expense limitation excludes certain expenses which are described further in the “Comparison of Fees and Expenses – Expense Limitation Arrangements” section of this Joint Proxy Statement/Prospectus.

11.	Reflects an expense recoupment by Old Mutual.

Prospectus - Table of Contents

Expense limitations for the Old Mutual Funds and their corresponding Acquiring Funds:

Old Mutual Fund	Class				Acquiring Fund	Class
	A	C	I	Z		A	C	I	Y
Old Mutual Analytic Fund	1.55%	2.30%	1.25%	1.30%	Touchstone Dynamic Equity Fund	1.55%	2.30%	1.25%	1.30%
Old Mutual Asset Allocation Balanced Portfolio	0.64%	1.39%	0.39%	0.39%	Touchstone Balanced Allocation Fund	0.64%	1.39%	0.39%	0.39%
Old Mutual Asset Allocation Conservative Portfolio	0.61%	1.36%	0.36%	0.36%	Touchstone Conservative Allocation Fund	0.61%	1.36%	0.36%	0.36%
Old Mutual Asset Allocation Growth Portfolio	0.57%	1.32%	0.32%	0.32%	Touchstone Growth Allocation Fund	0.57%	1.32%	0.32%	0.32%
Old Mutual Asset Allocation Moderate Growth Portfolio	0.57%	1.32%	0.32%	0.32%	Touchstone Moderate Growth Allocation Fund	0.57%	1.32%	0.32%	0.32%
Old Mutual Analytic U.S. Long/Short Fund	1.35%	N/A	0.90%	1.10%	Touchstone US Long/Short Fund	1.30%	2.05%	0.90%	1.05%
Old Mutual Barrow Hanley Value Fund	1.20%	N/A	0.85%	0.95%	Touchstone Value Fund	1.20%	1.95%	0.85%	0.95%
Old Mutual Copper Rock International Small Cap Fund	1.55%	N/A	1.05%	1.30%	Touchstone International Small Cap Fund	1.55%	2.30%	1.05%	1.30%
Old Mutual Focused Fund	1.20%	N/A	0.80%	0.95%	Touchstone Focused Fund	1.20%	1.95%	0.80%	0.95%
Old Mutual International Equity Fund	1.52%	N/A	1.02%	1.27%	Touchstone International Equity Fund	1.39%	2.14%	0.99%	1.14%
Old Mutual Large Cap Growth Fund	1.25%	N/A	0.90%	1.00%	Touchstone Capital Growth Fund	1.25%	2.00%	0.90%	1.00%
Old Mutual TS&W Small Cap Value Fund	1.50%	N/A	1.10%	1.25%	Touchstone Small Cap Value Opportunities Fund	1.50%	2.25%	1.10%	1.25%
Old Mutual TS&W Mid-Cap Value Fund	1.40%	N/A	1.00%	1.12%	Touchstone Mid Cap Value Opportunities Fund	1.29%	2.04%	0.89%	1.04%
Old Mutual Copper Rock Emerging Growth Fund	1.67%	N/A	1.22%	1.42%	Touchstone Emerging Growth Fund	1.39%	2.14%	0.99%	1.14%
1.

Prospectus - Table of Contents

Expense Example

These examples are intended to help you compare the costs of investing in different classes of an Old Mutual Fund and Acquiring Fund with the cost of investing in other mutual funds.  Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Old Mutual Fund into the Acquiring Fund are also provided.  All costs are based upon the information set forth in the fee table above.

           The Examples assume that you invest $10,000 for the time periods indicated and except as indicated, shows the expenses that you would pay if you redeem all of your shares at the end of those time periods.  The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

The Example reflects current fee waivers and expense reimbursements for the first year for the Old Mutual Funds and the first two years for the Acquiring Funds.  Old Mutual has contractually agreed to waive all or a portion of the Old Mutual Fund's management fees or reimburse other expenses of the Fund through December 31, 2012 (July 31, 2014 with respect to the Old Mutual Focused Fund).  Touchstone has contractually agreed to waive advisory fees and/or reimburse expenses at the stated level for Acquiring Funds that appears above for at least two years following the closing of the Reorganizations, which is expected to occur in the second quarter of 2012.  Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table.  Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption				Without Redemption
	1 Year _______	3 Years _______	5 Years _______	10 Years _______	1 Year _______	3 Years _______	5 Years _______	10 Years _______
Old Mutual Analytic Fund
Class A	$750	$1,184	$1,643	$2,909	$750	$1,184	$1,643	$2,909
Class C	$361	$845	$1,455	$3,102	$261	$845	$1,455	$3,102
Institutional Class	$156	$796	$461	$241	$156	$796	$461	$241
Class Z*	$163	$525	$911	$1,992	$163	$525	$911	$1,992
Pro Forma Touchstone Dynamic Equity Fund
Class A	$749	$1,145	$1,597	$2,844	$749	$1,145	$1,597	$2,844
Class C	$360	$822	$1,432	$3,079	$260	$822	$1,432	$3,079
Institutional Class	$155	$1,769	$4,287	$8,808	$155	$1,769	$4,287	$8,808
Class Y	$161	$505	$878	$1,927	$161	$505	$878	$1,927

Old Mutual Asset Allocation Balanced Portfolio
Class A	$715	$1,070	$1,448	$2,505	$715	$1,070	$1,448	$2,505
Class C	$324	$732	$1,267	$2,731	$224	$732	$1,267	$2,731
Institutional Class	$123	$670	$1,243	$2,802	$123	$670	$1,243	$2,802
Class Z*	$123	$599	$1,102	$2,485	$123	$599	$1,102	$2,485
Pro Forma Touchstone Balanced Allocation
Class A	$708	$1,019	$1,383	$2,404	$708	$1,019	$1,383	$2,404
Class C	$317	$696	$1,229	$2,687	$217	$696	$1,229	$2,687
Institutional Class	$116	$722	$1,701	$4,192	$116	$722	$1,701	$4,192
Class Y	$116	$429	$834	$1,969	$116	$429	$834	$1,969

Old Mutual Asset Allocation Conservative Portfolio
Class A	$703	$1,032	$1,384	$2,373	$703	$1,032	$1,384	$2,373
Class C	$311	$703	$1,222	$2,646	$211	$703	$1,222	$2,646
Institutional Class	$110	$401	$713	$1,600	$110	$401	$713	$1,600
Class Z*	$110	$616	$1,149	$2,608	$110	$616	$1,149	$2,608
Pro Forma Touchstone Conservative Allocation Fund
Class A	$692	$971	$1,304	$2,243	$692	$971	$1,304	$2,243
Class C	$300	$652	$1,165	$2,573	$200	$652	$1,165	$2,573
Institutional Class	$99	$343	$641	$1,487	$99	$343	$641	$1,487
Class Y	$99	$379	$751	$1,796	$99	$379	$751	$1,796

Prospectus - Table of Contents

	With Redemption				Without Redemption
	1 Year _______	3 Years _______	5 Years _______	10 Years _______	1 Year _______	3 Years _______	5 Years _______	10 Years _______
Old Mutual Asset Allocation Growth Portfolio
Class A	$721	$1,139	$1,581	$2,806	$721	$1,139	$1,581	$2,806
Class C	$330	$798	$1,392	$3,001	$230	$798	$1,392	$3,001
Institutional Class	$129	$702	$1,301	$2,925	$129	$702	$1,301	$2,925
Class Z*	$129	$573	$1,044	$2,347	$129	$573	$1,044	$2,347
Pro Forma Touchstone Growth Allocation Fund
Class A	$719	$1,074	$1,505	$2,700	$719	$1,074	$1,505	$2,700
Class C	$328	$754	$1,357	$2,989	$228	$754	$1,357	$2,989
Institutional Class	$127	$538	$1,117	$2,693	$127	$538	$1,117	$2,693
Class Y	$127	$444	$832	$1,920	$127	$444	$832	$1,920

Old Mutual Asset Allocation Moderate Growth Portfolio
Class A	$716	$1,100	$1,508	$2,644	$716	$1,100	$1,508	$2,644
Class C	$325	$770	$1,342	$2,896	$225	$770	$1,342	$2,896
Institutional Class	$124	$687	$1,276	$2,876	$124	$687	$1,276	$2,876
Class Z*	$124	$666	$1,235	$2,784	$124	$666	$1,235	$2,784
Pro Forma Touchstone Moderate Growth Allocation Fund
Class A	$711	$1,044	$1,446	$2,567	$711	$1,044	$1,446	$2,567
Class C	$320	$721	$1,292	$2,844	$220	$721	$1,292	$2,844
Institutional Class	$119	$3,968	$7,749	$9,937	$119	$3,968	$7,749	$9,937
Class Y	$119	$450	$884	$2,093	$119	$450	$884	$2,093

Old Mutual Analytic U.S. Long/Short Fund
Class A	$716	$1,158	$1,624	$2,909	$716	$1,158	$1,624	$2,909
Institutional Class	$104	$371	$659	$1,479	$104	$371	$659	$1,479
Class Z*	$124	$391	$678	$1,498	$124	$391	$678	$1,498
Pro Forma Touchstone US Long/Short Fund
Class A	$711	$1,054	$1,476	$2,648	$711	$1,054	$1,476	$2,648
Institutional Class	$104	$357	$664	$1,536	$104	$357	$664	$1,536
Class Y	$119	$391	$704	$1,593	$119	$391	$704	$1,593

Old Mutual Barrow Hanley Value Fund
Class A	$690	$1,102	$1,538	$2,745	$690	$1,102	$1,538	$2,745
Institutional Class	$87	$280	$490	$1,093	$87	$280	$490	$1,093
Class Z*	$97	$322	$565	$1,263	$97	$322	$565	$1,263
Pro Forma Touchstone Value Fund
Class A	$690	$997	$1,389	$2,484	$690	$997	$1,389	$2,484
Institutional Class	$87	$295	$544	$1,258	$87	$295	$544	$1,258
Class Y	$97	$327	$600	$1,381	$97	$327	$600	$1,381

Prospectus - Table of Contents

	With Redemption				Without Redemption
	1 Year _______	3 Years _______	5 Years _______	10 Years _______	1 Year _______	3 Years _______	5 Years _______	10 Years _______
Old Mutual Copper Rock International Small Cap Fund
Class A	$724	$1,320	$1,941	$3,605	$724	$1,320	$1,941	$3,605
Institutional Class	$107	$581	$1,082	$2,461	$107	$581	$1,082	$2,461
Class Z*	$132	$473	$837	$1,863	$132	$473	$837	$1,863
Pro Forma Touchstone International Small Cap Fund
Class A	$724	$1,148	$1,708	$3,228	$724	$1,148	$1,708	$3,228
Institutional Class	$107	$427	$865	$2,084	$107	$427	$865	$2,084
Class Y	$132	$446	$818	$1,863	$132	$446	$818	$1,863

Old Mutual Focused Fund
Class A	$691	$937	$1,249	$2,132	$691	$937	$1,249	$2,132
Institutional Class	$83	$259	$485	$1,135	$83	$259	$485	$1,135
Class Z*	$98	$306	$617	$1,499	$98	$306	$617	$1,499
Pro Forma Touchstone Focused Fund
Class A	$691	$969	$1,300	$2,234	$691	$969	$1,300	$2,234
Institutional Class	$83	$283	$526	$1,221	$83	$283	$526	$1,221
Class Y	$98	$340	$637	$1,482	$98	$340	$637	$1,482

Old Mutual International Equity Fund
Class A	$721	$1,318	$1,939	$3,603	$721	$1,318	$1,939	$3,603
Institutional Class	$104	$416	$751	$1,698	$104	$416	$751	$1,698
Class Z*	$129	$712	$1,322	$2,971	$129	$712	$1,322	$2,971
Pro Forma Touchstone International Equity Fund
Class A	$708	$1,109	$1,654	$3,136	$708	$1,109	$1,654	$3,136
Institutional Class	$101	$367	$706	$1,664	$101	$367	$706	$1,664
Class Y	$116	$465	$942	$2,260	$116	$465	$942	$2,260

Old Mutual Large Cap Growth Fund
Class A	$693	$1,233	$1,799	$3,330	$693	$1,233	$1,799	$3,330
Institutional Class	$90	$281	$481	$1,058	$90	$281	$481	$1,058
Class Z*	$100	$385	$691	$1,562	$100	$385	$691	$1,562
Pro Forma Touchstone Capital Growth Fund
Class A	$695	$1,030	$1,468	$2,683	$695	$1,030	$1,468	$2,683
Institutional Class	$92	$306	$557	$1,275	$92	$306	$557	$1,275
Class Y	$102	$355	$665	$1,544	$102	$355	$665	$1,544

Old Mutual TS&W Small Cap Value Fund
Class A	$720	$1,144	$1,592	$2,832	$720	$1,144	$1,592	$2,832
Institutional Class	$113	$370	$647	$1,437	$113	$370	$647	$1,437
Class Z*	$128	$401	$695	$1,531	$128	$401	$695	$1,531
Pro Forma Touchstone Small Cap Value Opportunities Fund
Class A	$720	$1,066	$1,476	$2,616	$720	$1,066	$1,476	$2,616
Institutional Class	$113	$375	$679	$1,543	$113	$375	$679	$1,543
Class Y	$128	$409	$722	$1,610	$128	$409	$722	$1,610

Prospectus - Table of Contents

	With Redemption				Without Redemption
	1 Year _______	3 Years _______	5 Years _______	10 Years _______	1 Year _______	3 Years _______	5 Years _______	10 Years _______
Old Mutual TS&W Mid-Cap Value Fund
Class A	$710	$1,134	$1,583	$2,823	$710	$1,134	$1,583	$2,823
Institutional Class	$103	$334	$584	$1,300	$103	$334	$584	$1,300
Class Z*	$115	$412	$731	$1,635	$115	$412	$731	$1,635
Pro Forma Touchstone Mid Cap Value Opportunities Fund
Class A	$700	$1,012	$1,396	$2,472	$700	$1,012	$1,396	$2,472
Institutional Class	$92	$314	$579	$1,340	$92	$314	$579	$1,340
Class Y	$107	$365	$676	$1,558	$107	$365	$676	$1,558

Old Mutual Copper Rock Emerging Growth Fund
Class A	$735	$1,161	$1,613	$2,861	$735	$1,161	$1,613	$2,861
Institutional Class	$124	$387	$666	$1,461	$124	$387	$666	$1,461
Class Z*	$145	$458	$794	$1,743	$145	$458	$794	$1,743
Pro Forma Touchstone Emerging Growth Fund
Class A	$708	$1,038	$1,440	$2,560	$708	$1,038	$1,440	$2,560
Institutional Class	$101	$350	$653	$1,514	$101	$350	$653	$1,514
Class Y	$116	$385	$698	$1,586	$116	$385	$698	$1,586

*	Class Z shareholders of each Old Mutual Fund will receive Class Y shares of the corresponding Acquiring Fund in connection with the Reorganization.

The Examples are not a representation of past or future expenses.  Each Old Mutual Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown.  The table and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all mutual funds.  The 5% annual return is not a prediction of and does not represent the Old Mutual Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Old Mutual Fund Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Expense Limitation Arrangements.  Old Mutual has contractually agreed to waive all or a portion of each Old Mutual Fund’s management fees or reimburse other expenses of the Old Mutual Fund so that the Fund’s total annual fund operating expenses do not exceed an agreed upon cap (the “Old Mutual Expense Caps”).  The Old Mutual Expense Caps will expire on December 31, 2012 (July 31, 2014 with respect to the Old Mutual Focused Fund), unless extended by Old Mutual, and excludes interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Touchstone has contractually agreed to waive fees and reimburse expenses in order to keep each Acquiring Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount no greater than the expense cap of the corresponding Old Mutual Fund prior to the Transaction.  This contractual expense limitation will be in place for at least two years from the Closing Date of each Reorganization (which is expected to occur in the second quarter of 2012).  The expense limitation arrangements for the Old Mutual Analytic U.S. Long/Short Fund, the Old Mutual Barrow Hanley Value Fund, the Old Mutual Copper Rock International Small Cap Fund, the Old Mutual Focused Fund, the Old Mutual Large Cap Growth Fund, the Old Mutual TS&W Small Cap Value Fund and the Old Mutual TS&W Mid-Cap Value Fund cap both total fund expenses and expenses of each share class, which include 12b-1, blue sky, transfer agency and similar class-level operating fees. The expense limitation arrangements for the other Old Mutual Funds and the Touchstone Funds cap only total annual operating expenses.

Prospectus - Table of Contents

The Old Mutual expense limitation arrangement entitles Old Mutual to be reimbursed by an Old Mutual Fund for any management fees Old Mutual waives or Fund expenses that Old Mutual reimburses in any year where the Fund’s operating expenses are below the agreed upon expense cap and certain other conditions are met, including that the reimbursement is made within three years of such waiver or reimbursement.  The Touchstone expense limitation arrangement contains a similar reimbursement right with respect to the Acquiring Funds.  Touchstone will not be entitled to reimbursement of any amounts waived or reimbursed by Old Mutual on behalf of the Old Mutual Funds.

Portfolio Turnover.  A Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples, affect the Funds’ performance.  The portfolio turnover rates of each Old Mutual Fund during each Old Mutual Fund’s most recently completed fiscal year, expressed as a percentage of the average value of its portfolio, is shown in the table below.  The portfolio turnover rate of each corresponding Acquiring Fund, except the Touchstone Focused Fund, is not expected to be substantially different than the turnover rate for the Old Mutual Funds for the previous year given the continuity of management.

Fund	Fiscal Year Ended	Portfolio Turnover Rate
Old Mutual Analytic Fund	7/31/11	231.43%
Old Mutual Asset Allocation Balanced Portfolio	7/31/11	5.65%
Old Mutual Asset Allocation Conservative Portfolio	7/31/11	12.81%
Old Mutual Asset Allocation Growth Portfolio	7/31/11	7.78%
Old Mutual Asset Allocation Moderate Growth Portfolio	7/31/11	8.53%
Old Mutual Analytic U.S. Long/Short Fund	3/31/11	217.63%
Old Mutual Barrow Hanley Value Fund	3/31/11	13.31%
Old Mutual Copper Rock International Small Cap Fund	3/31/11	151.76%
Old Mutual Focused Fund	3/31/11	114.74%
Old Mutual International Equity Fund	7/31/11	39.69%
Old Mutual Large Cap Growth Fund	3/31/11	33.10%
Old Mutual TS&W Small Cap Value Fund	3/31/11	55.43%
Old Mutual TS&W Mid-Cap Value Fund	3/31/11	89.21%
Old Mutual Copper Rock Emerging Growth Fund	7/31/11	194.26%

Comparison of Portfolio Managers

Each Acquiring Fund except the Acquiring Fund in the Old Mutual Focused Fund Reorganization will employ the same sub-adviser as the corresponding Old Mutual Fund.  Accordingly, it is anticipated that each such Acquiring Fund will be managed by all or a portion of its corresponding Old Mutual Fund portfolio management team.  As a result, the portfolio holdings of these Funds are not expected to change as a direct result of the Reorganizations. Additional information regarding the experience, employment history and other biographical information of the portfolio managers for these Acquiring Funds is included in Exhibit C to this Joint Proxy/Prospectus.

Fort Washington Investment Advisors, Inc., a subsidiary of the Western-Southern Mutual Holding Company (“Fort Washington”), will be the sub-adviser of the Acquiring Fund of the Old Mutual Focused Fund.  The Fort Washington portfolio management team led by James Wilhelm will assume portfolio management responsibility for the Acquiring Fund following the closing of the Reorganization.

James Wilhelm, Vice President and Senior Portfolio Manager, joined Fort Washington in 2002 and has investment experience dating back to 1993.  He began as a Senior Equity Analyst in 2002 and then was named Portfolio Manager in 2005.  He became an Assistant Vice President in 2007 and then became Vice President in 2008.

Comparison of Performance Information

The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Old Mutual Fund.  Performance information for the Old Mutual Funds can be found in the prospectuses, SAIs and shareholder reports of those Funds, copies of which can be obtained by contacting Old Mutual.  The cover page of this Proxy Statement/ Prospectus provides contact information for Old Mutual.

The table below shows a comparison of performance information between the Old Mutual Focused Fund and the Touchstone Focused Equity Fund, which is sub-advised by Fort Washington using an investment strategy that is similar to the Touchstone Focused Fund.  You will not receive shares of the Touchstone Focused Equity Fund in the reorganization.  The performance of the Touchstone Focused Equity Fund is only shown for illustrative purposes and the performance of the Touchstone Focused Equity Fund is not an indication of how the Touchstone Focused Fund will perform.

A fund’s performance is not necessarily an indication of how a fund will perform in the future.  Performance for Class A shares has been restated to reflect applicable sales charges.

	Average Annual Total Returns as of December 31, 2010
	Old Mutual Focused Fund			Touchstone Focused Equity Fund
	Class A	Class Z	Inst. Class	Class A	Class Y	Inst. Class
Inception date	9/30/2003	2/12/1999	12/20/2006	12/31/2009	12/31/2009	12/31/2009
1 Year	2.95%	9.55%	9.70%	13.82%	21.08%	21.11%
5 Years	2.86%	4.36%	-	-	-	-
10 Years or Since Inception	6.05%	3.55%	0.26%	13.82%	21.08%	21.11%

Prospectus - Table of Contents

Shown below are the returns of a Fort Washington composite of similarly managed accounts using the focused equity strategy since October 1, 2007.  This focused equity composite and the Acquiring Fund that Fort Washington will sub-advise have similar investment objectives, policies and strategies.  The composite information is provided to show Fort Washington’s past performance in managing the focused equity strategy, as measured against specified market indices.  Results of the Fort Washington composite and the Acquiring Fund may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments.  In addition, the accounts included in the focused equity composite are not subject to certain investment limitations, diversification or other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) which, if applicable, may have adversely affected the performance results of the focused equity composite.  The performance is shown net of the advisory fees charged by Fort Washington to accounts included in the composite. Advisory fees are the only fees Fort Washington charged to accounts included in the composite. The composite has not been adjusted to reflect the higher expenses of the Acquiring Fund. If the Acquiring  Fund’s pro forma expenses were reflected, the focused equity composite performance presented would be lower. The focused equity composite’s rate of return includes realized and unrealized gains plus income. Returns from cash and cash equivalents in the focused equity composite are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated. The focused equity composite performance information is calculated in accordance with the Global Investment Performance Standards (“GIPS®”) created and administered by the CFA Institute. This method of calculating performance differs from the SEC’s standardized methodology to calculate mutual fund performance and may result in an average annual total return that may be higher than that derived from the SEC’s standardized methodology.

Forth Washington’s Historical Performance Composite
	10/01/2007– 12/31/2007 1	2008	2009	2010
Fort Washington’s Focused Equity Composite (net of fees)	0.21%	(33.40)%	45.39%	21.84%
Russell 3000 Index 2	(3.34)%	(37.31)%	28.34%	16.93%

			1 Year 3	Since Inception (10/01/2007) 3
Fort Washington’s Focused Equity Composite (net of fees)			21.84%	5.54%
Russell 3000 Index 2			16.93%	(2.88)%
____________________________________
1.	Not annualized.

2.
The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index.

3.	Returns as of December 31, 2010.

Comparison of Investment Advisers, Sub-Advisers and Distributors

Old Mutual Adviser and Distributor.  Old Mutual serves as investment adviser and administrator to the Old Mutual Funds that are series of Old Mutual Funds II and as investment adviser to the Old Mutual Funds that are series of Old Mutual Funds I (the “OMF I Funds”).  Old Mutual Fund Services, an affiliate of Old Mutual, serves as administrator to the OMF I Funds.  Old Mutual Investment Partners, an affiliate of Old Mutual, serves as the Old Mutual Funds’ underwriter.  Old Mutual is located at 4643 S. Ulster Street, 7th  Floor, Denver, Colorado 80237 and Old Mutual Investment Partners is located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts  02116.  Old Mutual, Old Mutual Fund Services and Old Mutual Investment Partners are indirect, wholly-owned subsidiaries of Old Mutual plc, an international financial services firm based in London, England.  As of August 31, 2011, Old Mutual had approximately $2.1 billion of mutual fund assets under management or supervision.  OMCAP Investors, located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312, provides investment advisory services to the Old Mutual Focused Fund. OMCAP Investors is a division of Old Mutual Capital, and provides investment advisory services pursuant to the management agreement between Old Mutual Funds II, on behalf of the Old Mutual Focused Fund, and Old Mutual Capital.  OMCAP Investors provides portfolio management services to the Old Mutual Focused Fund only.

Prospectus - Table of Contents

           Acquiring Funds’ Investment Adviser and Distributor. Touchstone, located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, serves as the investment adviser and administrator to the Acquiring Funds. Touchstone Securities, Inc. (“Touchstone Securities”) serves as the principal underwriter of the shares of the Trust.  The address of Touchstone Securities is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits Touchstone Strategic Trust or Touchstone, under certain conditions, to select or change unaffiliated sub-advisers, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  The Acquiring Funds rely on this order and will continue to rely on this order following the Reorganization.  The conditions of the order require that the Acquiring Funds obtain shareholder approval of any sub-advisory agreement with a sub-adviser affiliated with Touchstone Strategic Trust or Touchstone other than by reason of serving as a sub-adviser to one or more Acquiring Funds. Shareholders of an Acquiring Fund will be notified of any changes in its sub-advisory arrangements.

Both Touchstone and Touchstone Securities are indirect, wholly-owned subsidiaries of the Western-Southern Mutual Holding Company.  The address of the Western-Southern Mutual Holding Company is 400 Broadway, Cincinnati, Ohio 45202.  Additional information regarding Touchstone is included in Exhibit C to this Joint Proxy Statement/Prospectus.

Advisory Agreements.  Except as described below, there are no material differences between the terms of the investment advisory agreement between Touchstone and the Acquiring Funds (the “Touchstone Advisory Agreement”) and the terms of the current advisory agreements between Old Mutual and the Old Mutual Funds (the “Old Mutual Advisory Agreements”).  Both Old Mutual and Touchstone are responsible for continuously reviewing, supervising and administering the investment programs of the Funds for which they act as investment adviser and also ensuring compliance with such Funds’ investment policies and guidelines.

Fees. Pursuant to the Old Mutual Advisory Agreements and Touchstone Advisory Agreements, each of Old Mutual and Touchstone, respectively, is entitled to receive a fee with respect to the average daily net assets of the Funds for which they act as investment adviser, which is computed and paid monthly.  Except as set forth in the table below, the advisory fees payable to Old Mutual with respect to the Old Mutual Funds are the same as the advisory fees payable to Touchstone with respect to the corresponding Touchstone Funds.  The advisory fee schedule for each Touchstone Fund is included in Exhibit C of this Joint Proxy Statement/Prospectus.

Old Mutual Funds		Acquiring Funds
Old Mutual Analytic Fund		Touchstone Dynamic Equity Fund
No breakpoints	0.85%
0.85% on first $300 million of assets;
0.80% on next $200 million of assets;
0.75% on next $250 million of assets;
0.70% on next $250 million of assets;
0.65% on next $500 million of assets;
0.60% on next $500 million of assets; and
0.55% on assets over $2 billion

Old Mutual Focused Fund		Touchstone Focused Fund
0.75% less than $300 million;
0.70% on $300 million to less than $500 million;
0.65% on $500 million to less than $750 million;
0.60% on $750 million to less than $1.0 billion;
0.55% on $1.0 billion to less than $1.5 billion;
0.50% on $1.5 billion to less than $2.0 billion;
0.45% on $2.0 billion or greater

0.70% on first $100 million of assets; 0.65% on next $400 million of assets; and 0.60% on assets over $500 million
Old Mutual International Equity Fund		Touchstone International Equity Fund
1.000% less than $1 billion 0.975% from $1 billion to $2 billion 0.950% from $2 billion to $3 billion 0.925% greater than $3 billion		0.90% on first $300 million of assets; 0.85% on next $200 million of assets; and 0.80% on assets over $500 million
Old Mutual TS&W Mid-Cap Value Fund		Touchstone Mid Cap Value Opportunities Fund
0.95% less than $500 million; 0.90% on $500 million to less than $1 billion; 0.85% on $1 billion or greater		0.85% on first $300 million of assets; 0.80% on next $200 million of assets; and 0.75% on assets over $500 million
Old Mutual TS&W Small Cap Value Fund		Touchstone Small Cap Value Opportunities Fund
1.00% less than $300 million;
0.95% on $300 million to less than $500 million;
0.90% on $500 million to less than $750 million;
0.85% on $750 million to less than $1.0 billion;
0.80% on $1.0 billion to less than $1.5 billion;
0.75% on $1.5 billion to less than $2.0 billion;
0.70% on $2.0 billion or greater

0.95% on first $300 million of assets; 0.90% on next $200 million of assets; and 0.85% on assets over $500 million

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Administrative Services.  In addition to providing advisory services to the Old Mutual Funds, Old Mutual provides administrative services to the Old Mutual Funds that are series of Old Mutual Funds II (as shown on Exhibit A to this Proxy Statement/Prospectus), pursuant to the advisory agreement with such Funds (the “Old Mutual Funds II Agreement”).  These administrative services include, among others, overseeing the administration of Old Mutual Fund II’s business and affairs, assisting Old Mutual Funds II in selecting, coordinating the activities of, supervising and acting as liaison with any other person or agent engaged by Old Mutual Funds II, assisting in developing, reviewing, maintaining and monitoring the effectiveness of Old Mutual Funds II’s accounting policies and procedures, assisting in developing, implementing and monitoring Old Mutual Fund II’s use of automated systems for purchase, sale, redemption and transfer of fund shares and the payment of sales charges and services fees and responding to all inquiries from Old Mutual Fund II shareholders or otherwise answering communications from such shareholders if such inquiries or communications are directed to Old Mutual. The advisory fee received by Old Mutual from Old Mutual Funds II includes compensation for these administrative services.  The Touchstone Advisory Agreement does not include administrative services.  Touchstone provides administrative services to the Touchstone Funds under a separate agreement and receives a separate fee for these services.

Sub-Advisers. Each Old Mutual Fund except the Old Mutual Focused Fund employs a sub-adviser to provide portfolio management services.  The sub-advisers are overseen by Old Mutual and ultimately by the Old Mutual Fund Board.  Each such sub-adviser, with the exception of Ibbotson Associates Advisors, LLC (“Ibbotson”), is an indirect, majority-owned subsidiary of Old Mutual plc, which also owns Old Mutual.  Ibbotson, a Delaware limited liability company located at 22 West Washington Street, Chicago, Illinois 60602, is an indirect, wholly-owned subsidiary of Morningstar, Inc. and is unaffiliated with Old Mutual.  The table below sets forth the sub-adviser for each Old Mutual Fund except the Old Mutual Focused Fund (each a “Sub-Adviser and collectively, the “Sub-Advisers”).  Each Sub-Adviser has been appointed a sub-adviser to the corresponding Acquiring Fund and will provide substantially the same portfolio management services as it currently provides to the Old Mutual Fund under a new sub-advisory agreement with the Acquiring Fund.  Touchstone and the Acquiring Funds’ board will oversee the Sub-Advisers following the Reorganizations.

OLD MUTUAL FUND	ACQUIRING FUND	SUB-ADVISER
Old Mutual Analytic Fund	Touchstone Dynamic Equity Fund	Analytic Investors, LLC
Old Mutual Asset Allocation Balanced Portfolio	Touchstone Balanced Allocation Fund	Ibbotson Associates Advisors, LLC
Old Mutual Asset Allocation Conservative Portfolio	Touchstone Conservative Allocation Fund	Ibbotson Associates Advisors, LLC
Old Mutual Asset Allocation Growth Portfolio	Touchstone Growth Allocation Fund	Ibbotson Associates Advisors, LLC
Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Moderate Growth Allocation Fund	Ibbotson Associates Advisors, LLC
Old Mutual Analytic U.S. Long/Short Fund	Touchstone US Long/Short Fund	Analytic Investors, LLC
Old Mutual Barrow Hanley Value Fund	Touchstone Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC
Old Mutual Copper Rock International Small Cap Fund	Touchstone International Small Cap Fund	Copper Rock Capital Partners, LLC
Old Mutual Focused Fund	Touchstone Focused Fund	None*
Old Mutual International Equity Fund	Touchstone International Equity Fund	Acadian Asset Management LLC
Old Mutual Large Cap Growth Fund	Touchstone Capital Growth Fund	Ashfield Capital Partners, LLC
Old Mutual TS&W Small Cap Value Fund	Touchstone Small Cap Value Opportunities Fund	Thompson Siegel & Walmsley, LLC
Old Mutual TS&W Mid-Cap Value Fund	Touchstone Mid Cap Value Opportunities Fund	Thompson Siegel & Walmsley, LLC
Old Mutual Copper Rock Emerging Growth Fund	Touchstone Emerging Growth Fund	Copper Rock Capital Partners, LLC

*The Touchstone Focused Fund will employ Fort Washington as a sub-adviser.

Additional information regarding each sub-adviser is included in Exhibit C to this Joint Proxy Statement/Prospectus.

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Sub-advisory Agreements. Except as described below, there are no material differences between the terms of the investment sub-advisory agreements between Touchstone, the Acquiring Funds  and the Sub-Advisers (the “Touchstone sub-advisory agreements”) and the terms of the current sub-advisory agreements between Old Mutual, each Old Mutual Fund except the Old Mutual Focused Fund, and the Sub-Advisers (the “Old Mutual sub-advisory agreements”).

Indemnification. The Touchstone sub-advisory agreements require indemnification of the Touchstone Strategic Trust, Touchstone, and certain affiliates of the Touchstone Strategic Trust or Touchstone by the Sub-Advisers for certain losses arising out of the Sub-Advisors’ material violation of applicable laws or regulations in connection with services provided to the Touchstone Strategic Trust, including violations of the Acquiring Funds’ investment policies or restrictions; or the Sub-Advisers’ willful misfeasance, bad faith or gross negligence in the performance of its duties or its reckless disregard of its obligations and duties under the Touchstone sub-advisory agreements. The Old Mutual sub-advisory agreements do not provide for similar indemnification.

Termination. While the Old Mutual and Touchstone sub-advisory agreements have similar termination provisions, the Touchstone sub-advisory agreements may be terminated at any time, without the payment of any penalty, by the Sub-Advisers on not fewer than sixty days written notice, and the Old Mutual sub-advisory agreements require ninety days written notice.

 Comparison of Other Service Providers

The following table identifies the principal service providers that service the Old Mutual Funds and the Acquiring Funds:

	Old Mutual Funds	Acquiring Funds
Accounting Services/ Administrator:	Old Mutual Capital, Inc. /Old Mutual Fund Services	Touchstone Advisors, Inc.

Sub-Administrator:	The Bank of New York Mellon	JPMorgan Chase Bank, N.A.*

Transfer Agent:	DST Systems, Inc.	JPMorgan Chase Bank, N.A.*

Custodian:	The Bank of New York Mellon	Brown Brothers Harriman & Co.

Auditor:	PricewaterhouseCoopers, LLP	Ernst & Young LLP

*      The Acquiring Funds are converting their Sub-Administrator and Transfer Agent from JPMorgan Chase Bank,N.A. to The Bank of New York Mellon.  They expect to complete the conversion by the end of 2011.

Comparison of Share Classes

Each share class of an Old Mutual Fund will be reorganized into a specific share class of the corresponding Acquiring Fund, which are described below and in Exhibit A of this Joint Proxy Statement/Prospectus.  The Old Mutual Funds and the Acquiring Funds each offer multiple share classes.  Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs.  In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares.  The share classes offered by the Old Mutual Funds and the corresponding share classes of the Acquiring Funds that Old Mutual Fund shareholders will receive in connection with the Reorganization are as follows:

Old Mutual Funds Share Classes	Acquiring Funds Corresponding Share Classes
Class A	Class A
Class C	Class C
Class Z	Class Y
Institutional Class	Institutional Class

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Eligibility requirements.  Class A and Class C shares of the Old Mutual Funds are generally available for purchase by retail investors through select broker-dealers or other financial institutions that are authorized to sell shares of the Funds.  Class Z shares generally may only be purchased through certain authorized financial services firms.  Class Z shares of the Old Mutual Funds are not available to shareholders by direct purchase through the Funds’ transfer agent, with limited exceptions outlined in the Old Mutual Funds’ prospectuses.  Institutional Class shares of the Old Mutual Funds are available for purchase by the following categories of eligible investors and require a minimum initial investment of at least $1 million in a Fund: (i) a bank, trust company, or other type of depository institution purchasing shares for its own account; (ii) an insurance company, registered investment company, endowment, or foundation purchasing shares for its own account; (iii) pension or profit sharing plans or the custodian for such a plan; and (iv) qualified or non-qualified employee benefit plans.  Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund, provided they sign a Letter of Intent committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  If an eligible investor does not invest at least $1 million in the Fund within twelve months, the Fund may convert the investor’s Institutional Class shares to Class Z shares, if available, or if Class Z shares are not available for the Fund, Class A shares at NAV, if available.  The Old Mutual Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  Registered investment companies advised by Old Mutual are not subject to the Institutional Class investment minimums.

Class A and Class C shares of the Acquiring Funds may be purchased directly from Touchstone Securities or through a financial adviser.  Class Y shares of the Acquiring Funds generally may only be purchased through an authorized financial institution that has a selling agreement in place with Touchstone Securities.  Institutional Class shares may be purchased directly from Touchstone Securities or through a financial institution.  Financial institutions may set minimum initial and additional investment requirements, may impose restrictions or may charge you fees for their services.

Additional information about the eligibility requirements to purchase the Old Mutual Funds’ share classes is available in their respective prospectuses and SAIs.  Additional information about the eligibility requirements to purchase the Acquiring Funds’ share classes is available in Exhibit G.

 Comparison of Distribution Arrangements

Old Mutual Funds Distribution Plans and Service Plans

Distribution Plans and Service Plans.  The Old Mutual Funds, with respect to each of their Class A and Class C shares, as applicable, have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the “Old Mutual Distribution Plans”) and service plans (the “Old Mutual Service Plans”).  The Old Mutual TS&W Mid-Cap Value Fund adopted its service plan pursuant to Rule 12b-1.  Class Z and Institutional Class shares of the Old Mutual Funds have not adopted distribution plans or service plans.

Pursuant to the Old Mutual Distribution Plans for Class A and Class C shares, the Old Mutual Funds will pay to Old Mutual Investment Partners a monthly fee at an annual aggregate rate not to exceed 0.25% of average net assets attributable to Class A shares of each Fund, as applicable, as determined at the close of each business day during the month, and at the annual rate of up to 0.75% of the average net assets attributable to Class C shares of each Fund, as applicable, as determined at the close of each business day during the month.  Currently, Class A shares do not pay distribution fees under the Old Mutual Distribution Plans.  Pursuant to the Old Mutual Service Plans for Class A and Class C shares, the Old Mutual Funds will pay to Old Mutual Investment Partners or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average NAV of the Class A shares and Class C shares of each Fund, as applicable, as determined at the close of each business day during the month.

Amounts paid pursuant to the Old Mutual Distribution Plans are to compensate Old Mutual Investment Partners for services provided and expenses incurred by it in connection with the offering and sale of Class A and Class C shares.  Amounts paid pursuant to the Old Mutual Service Plans are to compensate Old Mutual Investment Partners and brokers, dealers, financial institutions, 401(k) plan service providers and similar financial intermediaries for the provision of personal service to shareholders and/or the maintenance of shareholder accounts.  Each of the Old Mutual Distribution Plans and Old Mutual Service Plans are compensation plans, which means that they compensate Old Mutual Investment Partners or the third-party broker-dealer or other financial intermediary regardless of the expenses actually incurred by such persons.

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Acquiring Funds’ Distribution Plans and Shareholder Services Plans

The Acquiring Funds have adopted combined distribution and shareholder services plans (the “Acquiring Fund Distribution and Shareholder Services Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A and Class C shares.  Class Y and Institutional Class shares of the Acquiring Funds have not adopted distribution and shareholder services plans.

The Acquiring Fund Distribution and Shareholder Services Plans allow each Acquiring Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  Under the Acquiring Funds’ Class A plan, the Acquiring Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares.  Under the Acquiring Funds’ Class C plan, the Acquiring Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Because these fees are paid out of an Acquiring Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Under the Acquiring Fund Distribution and Shareholder Services Plans, Touchstone Securities is compensated in the amounts described in the preceding paragraph regardless of its expenses.  In connection with the distribution of Shares, Touchstone Securities may use the payments for: (i) compensation for its services in distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and Touchstone Securities’ affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.  In addition, Touchstone Securities may use payments to provide or enter into written agreements with service providers who will provide shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by Touchstone Securities and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or the service providers; (ix) processing dividend payments from the Funds on behalf of shareholders; and (x) providing such other similar services as the Fund may reasonably request.

 Comparison of Initial Sales Charges, Reductions and Waivers

           You can buy Class A shares of the Old Mutual Funds or Class A shares of the Acquiring Funds at the offering price, which is the NAV plus an initial sales charge.  Although Class A shares of an Old Mutual Fund or an Acquiring Fund may be purchased without an initial sales charge for purchases of $1,000,000 or more, redemptions of Class A shares purchased at NAV may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if the redemption is made within twelve months of purchase.  The charge will be assessed on the lesser of the value of the shares’ NAV at the time of their original purchase or the time of redemption, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, Class A shares of both the Old Mutual Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase.  For Class A shares of the Acquiring Funds, this CDSC only applies if a commission was paid by Touchstone Securities to a participating unaffiliated broker dealer.  Similarly, for Class A shares of the Old Mutual Funds, where the redeeming investor’s dealer of record, due to the nature of the investor’s account, notifies Old Mutual Investment Partners prior to the time of investment that the dealer waives the payments otherwise payable to the dealer, the 1.00% CDSC will be waived.  CDSCs on Class A shares may be waived in additional circumstances.  Please see the Old Mutual Funds’ prospectuses and SAIs for additional information about their sales charges, redemptions and waivers.  Additional information about the Acquiring Funds’ sales charges, redemptions and waivers is available in Exhibit G and in the SAI relating to this Joint Proxy Statement/Prospectus.

The following tables compare the initial sales charge schedules of the Old Mutual Funds and the Acquiring Funds.  You will not pay an initial sales charge and you will not be charged a CDSC of 1.00% (if applicable) on Acquiring Fund shares that you receive in connection with the Reorganization.  However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

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Old Mutual Fund(s)		Acquiring Fund(s)
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $50,000	5.75%	Less than $50,000	5.75%
$50,000 but less than $100,000	4.75	$50,000 but less than $100,000	4.50
$100,000 but less than $250,000	3.50	$100,000 but less than $250,000	3.50
$250,000 but less than $500,000	2.50	$250,000 but less than $500,000	2.95
$500,000 but less than $1,000,000	2.00	$500,000 but less than $1,000,000	2.25
$1,000,000 or more	0.00	$1,000,000 or more	0.00

Reductions or Waivers of Initial Sales Charges

The Old Mutual Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the Old Mutual Funds and the Acquiring Funds.  Although similar, it is possible that Old Mutual Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds.  The prospectuses of the Old Mutual Funds that you own include information on purchasing Class A shares of your Old Mutual Funds with a reduced initial sales charge or without an initial sales charge.  Exhibit G includes information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the Old Mutual Funds which you own.

Contingent Deferred Sales Charges, Reductions and Waivers.

Class C Shares

You can buy Class C shares of the Old Mutual Funds and Class C shares of the Acquiring Funds at the offering price, which is the NAV, without an initial sales charge.  The CDSCs for Class C shares of an Old Mutual Fund and the corresponding Class C shares of each Acquiring Fund are identical.  If you sell (redeem) your Class C shares within one year of purchase, you will have to pay a CDSC of 1.00% based on the lesser of your shares’ NAV at the time of their original purchase or current market value, net of reinvested dividends and capital gain distributions.   Class C shares of the Old Mutual Funds and the Acquiring Funds are generally not available for purchases of $1 million or more.  In determining whether to charge a CDSC, Class C shares of both the Old Mutual Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase.  If you own Class C shares of an Old Mutual Fund, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C Old Mutual Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such shares.

CDSC Waivers for Class C Shares

You may qualify for a CDSC waiver.  Please see the Old Mutual Funds’ prospectuses and SAIs for information on the Old Mutual Funds’ Class C shares CDSC waivers.

Class C shares of the Acquiring Funds that are otherwise subject to a CDSC will not be charged a CDSC in the following circumstances:

•	The redemption is due to the death or post-purchase disability of a shareholder;

•	The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value;

•	The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution; or

•	The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 ½.

Class C shares of the Old Mutual Funds and the Acquiring Funds acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Class Y, Class Z and Institutional Class Shares

Class Z and Institutional Class shares of the Old Mutual Funds are not subject to a CDSC.  Class Y and Institutional Class shares of the Acquiring Funds are not subject to a CDSC.

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Comparison of Purchase and Redemption Procedures

Purchase Procedures.  The Old Mutual Funds and the Acquiring Funds each offer shares through their respective distributor on a continuous basis.  Class A and Class C shares of the Old Mutual Funds may be purchased through authorized broker-dealers or other financial intermediaries.  Class Z shares of the Old Mutual Funds generally may only be purchased through certain authorized financial services firms.  Class Z shares of the Old Mutual Funds are not available to shareholders by direct purchase through the Funds’ transfer agent, with limited exceptions outlined in the Old Mutual Funds’ prospectuses.  Institutional Class shares of the Old Mutual Funds may be purchased through financial institutions authorized to sell shares of the Funds or through the Funds’ transfer agent.  Class A and Class C shares of the Acquiring Funds may be purchased directly from Touchstone Securities or through a financial adviser.  Class Y shares of the Acquiring Funds generally may only be purchased through an authorized financial institution that has a selling agreement in place with Touchstone Securities.  Institutional Class shares may be purchased directly from Touchstone Securities or through a financial institution.  Financial institutions may set minimum initial and additional investment requirements, may impose restrictions or may charge you fees for their services.  The purchase price of each share of the Old Mutual Funds and the Acquiring Funds is the NAV next determined after the order is received in good order by the Old Mutual Fund or Acquiring Fund or their respective agent.

Additional information regarding the purchase procedures of the Old Mutual Funds is available in their respective prospectuses.  Additional information regarding the purchase procedures of the Acquiring Funds is available in Exhibit G.

Investment Minimums.  The Old Mutual Funds have established minimum investment amounts for Class A, Class C, Class Z and Institutional Class shares.  The Acquiring Funds have also established minimum investment amounts for Class A, Class C, Class Y and Institutional Class shares.  These investment minimums required to purchase Class A, Class C, Class Y and Institutional Class shares of the Acquiring Funds will be waived in connection with the Reorganizations for any Old Mutual Fund shareholder whose account balance is less than the required minimum.  The following chart shows the investment minimums for the Old Mutual Funds and Acquiring Funds:

Old Mutual Funds Class A and Class C Shares			Acquiring Funds Class A and Class C Shares
	Initial Investment	Additional Investment		Initial Investment	Additional Investment
Regular Accounts	$2,500	No minimum	Regular Accounts	$2,500	$50
Uniform Gifts/Transfer to Minor Accounts	$500	No minimum	Uniform Gifts/Transfer to Minor Accounts	$1,000	$50
Traditional IRAs	$2,000	No minimum	Retirement Accounts	$1,000	$50
Roth IRAs	$2,000	No minimum	Automatic Investment Plans	$100	$50
Coverdell Education Savings Accounts	$500	No minimum
Systematic Investment Plans I (“SIP I”)1	$500	$25
Systematic Investment Plans II (“SIP II”)2	No minimum	$50

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Old Mutual Funds Class Z Shares			Acquiring Funds Class Y Shares
	Initial Investment	Additional Investment		Initial Investment	Additional Investment
Regular Accounts	$2,500	No minimum	Regular Accounts	$2,500	$50
Uniform Gifts/Transfer to Minor Accounts	$500	No minimum	Uniform Gifts/Transfer to Minor Accounts	$1,000	$50
Traditional IRAs	$2,000	No minimum	Retirement Accounts	$1,000	$50
Roth IRAs	$2,000	No minimum	Automatic Investment Plans	$100	$50
Coverdell Education Savings Accounts	$500	No minimum
Systematic Investment Plans I (“SIP I”) 1	$500	$25
Systematic Investment Plans II (“SIP II”) 2	No minimum	$50

Old Mutual Funds Institutional Class		Acquiring Funds Institutional Class
Initial Investment	Additional Investment	Initial Investment	Additional Investment
$1 million 3, 4	No minimum	$500,000	$50

1	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

2	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

3
Eligible investors may purchase Institutional Class shares of an Old Mutual Fund with a minimum initial investment of $100,000 in a Fund, provided they sign a Letter of Intent committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  If an eligible investor does not invest at least $1 million in the Fund within twelve months, the Fund may convert the investor’s Institutional Class shares to Class Z shares, if available, or if Class Z shares are not available for the Fund, Class A shares.

4	Registered investment companies advised by Old Mutual are not subject to the Old Mutual Funds’ Institutional Class investment minimums.

Redemption Procedures.  Shareholders of the Old Mutual Funds may redeem shares by contacting the broker-dealer or other financial institution at which the shareholder maintains an account.  Shareholders of Old Mutual Funds may redeem shares by telephone, by mail, by wire, by ACH, through a systematic withdrawal plan, or via the Internet.  Shareholders of the Acquiring Funds may redeem their shares through Touchstone Securities by telephone, by mail, by wire or through a systematic withdrawal plan.  Alternatively, shareholders of the Acquiring Funds may redeem their shares through their financial adviser, financial institution or authorized processing organization.

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Generally, both the Old Mutual Funds and the Acquiring Funds forward redemption proceeds as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check or by ACH, as applicable, will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

The Old Mutual Funds may impose an annual $12.00 minimum account balance charge if the value of a shareholder’s account drops below $1,000. This fee does not apply to systematic investment plans or shareholders who consent to receive account statements and regulatory filings electronically. The shareholder will be allowed at least 60 days, after notice from the Old Mutual Funds, to make an additional investment to bring the account value up to at least $1,000 before the annual $12.00 minimum account fee is charged. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to at least $1,000. For non-retirement accounts, if the value of a shareholder’s investment in a Fund falls below $500, the Old Mutual Funds may redeem the shares in the account and mail the proceeds to the shareholder. The shareholder will be provided 60 days’ prior notice of such redemption; the shares will not be redeemed if the shareholder purchases additional shares during the notice period to bring the account balance to at least $500.

For shares of the Acquiring Funds held directly through Touchstone Securities, if a shareholder’s balance falls below the minimum amount required for the account, based on actual amounts invested (as opposed to a reduction from market changes), the account may be subject to an annual account maintenance fee or Touchstone Securities may sell the shares in the account and send the proceeds to the shareholder.  This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act. Touchstone Securities will notify a shareholder if shares are about to be sold and the shareholder will have 30 days to increase the account balance to the minimum amount.

Redemption Fees. The Old Mutual Funds charge a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming or exchanging shares within ten days of purchase.  In determining how long shares of a Fund have been held, Old Mutual assumes that shares held by the investor for the longest period of time will be sold first.  The stated purpose of the redemption fee is to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.  For certain transactions listed in the Old Mutual Funds’ prospectuses the redemption fee is waived.  The Fund will retain the redemption fee for the benefit of non-redeeming shareholders.  The Acquiring Funds, in contrast, do not charge a similar redemption or exchange fee.

Additional information relating to redemption fees of the Old Mutual Funds is available in their respective prospectuses.

Comparison of Exchange Privileges

Old Mutual Funds Exchange Privileges:  Shares of an Old Mutual Fund may generally be exchanged for shares of the same class of other Old Mutual Funds that offer such class of shares.  In addition, Class Z shares of an Old Mutual Fund may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.  Class A shares, purchased at NAV, may be exchanged for Class Z shares of the same Fund, subject to the investment qualifications and minimums of Class Z shares.  Generally, a shareholder will not pay an initial sales charge upon the exchange of Class A shares.  However, the shareholder may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which the shareholder is exchanging.  If a shareholder exchanges into an Old Mutual Fund whose shares are subject to a CDSC, the Fund will calculate the holding period on the date of the shareholder’s original purchase and not the date of exchange.  The minimum investment requirements and redemption fees, as stated above, also apply to exchanges.

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Acquiring Fund Exchange Privileges:  Class A shares may be exchanged into any other Touchstone Class A Fund at NAV and may be exchanged into any Touchstone money market fund, except the Touchstone Institutional Money Market Fund and the Touchstone Ohio Tax-Free Money Market Fund Institutional Class.  Class C shares may be exchanged into any other Touchstone Class C Funds and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.  Class Y shares and Institutional shares are not exchangeable.  No exchange fees will be charged upon an exchange between Touchstone Funds.  Shares otherwise subject to a CDSC will not be charged a CDSC in the exchange.  However, when a shareholder redeems the shares acquired through an exchange, the shares redeemed may be subject to a CDSC, depending on when the shareholder originally purchased the exchanged shares.  For purposes of computing a CDSC, the length of time the shareholder has owned the shares will be measured from the date of original purchase and will not be affected by any exchange.  If a shareholder exchanges Class C shares for Class A shares of any Touchstone money market fund, the amount of time the shareholder held shares of the money market fund will not be added to the holding period of the original shares for the purpose of calculating the CDSC, if the exchanged shares are later redeemed.  However, if the shareholder exchanges back into the original Class C shares, the prior holding period of the Class C shares will be added to the shareholder’s current holding period of Class C shares in calculating the CDSC.  If a shareholder purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and the shareholder exchanges all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time the shareholder held shares of the money market fund will not be added to the holding period of the original shares for the purpose of calculating the CDSC, if the shareholder later redeems the exchanged shares. However if the shares are exchanged back into Class A shares, the prior holding period of the Class A shares will be added to the shareholder’s current holding period of Class A shares in calculating the CDSC.

To deter excessive short term trading activity by shareholders of an Acquiring Fund, the Acquiring Funds may restrict or suspend a shareholder’s exchange privileges if the shareholder has: (i) requested an exchange or redemption out of any of the Touchstone Funds within two weeks of an earlier purchase or exchange request out of any Touchstone Fund, or (ii) made more than two “round-trip” exchanges within a rolling 90 day period.  To deter excessive short term trading activity by shareholders of an Old Mutual Fund, shareholders of the Old Mutual Funds are generally limited to four exchanges out of an Old Mutual Fund per calendar year.  The Funds’ exchange limits and excessive trading policies do not apply to certain transactions.  The Old Mutual Funds and the Acquiring Funds each reserve the right to reject or limit any order to purchase shares through exchange when they believe it is in the best interests of such Fund.  A further description of the Old Mutual Funds’ policies related to deferring excessive short term trading activity can be found in their respective prospectuses.  A further description of the Acquiring Funds’ policies related to deferring excessive short term trading activity can be found in Exhibit G.

Shareholders of an Old Mutual Fund or an Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the Old Mutual Fund or Acquiring Fund into which they are seeking to exchange.  In addition, the Fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. Additional information regarding the Old Mutual Funds, including their exchange privileges, is available in their respective prospectuses.  Additional information regarding the Acquiring Funds, including their exchange privileges, is available in Exhibit G.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies.  Each Old Mutual Fund and its corresponding Acquiring Fund have the same policies regarding the payment of dividends and distributions.  Each Old Mutual Fund, except the Old Mutual Barrow Hanley Value Fund, the Old Mutual Asset Allocation Balanced Portfolio and Old Mutual Asset Allocation Conservative Portfolio, and its corresponding Acquiring Fund pay dividends from net investment income at least annually, if available.  The Old Mutual Barrow Hanley Value Fund and its corresponding Acquiring Fund pay dividends from net investment income on a semi-annual basis, if available. The Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Conservative Portfolio, and their corresponding Acquiring Funds pay dividends from net investment income quarterly, if available.  All of the Old Mutual Funds and Acquiring Funds make distributions from net realized capital gains at least annually, if available.

Additional information regarding the dividend and distribution policies of the Old Mutual Funds is available in their respective prospectuses.  Additional information regarding the dividend and distribution policies of the Acquiring Funds is available in Exhibit G.

Fiscal Years.  It is anticipated that certain of the Acquiring Funds may change their fiscal year end following the consummation of the Reorganization to avoid administrative and accounting complexities. As a result, the Acquiring Funds may deliver annual and semi-annual shareholder reports and updated prospectuses at a different time of the year than the Old Mutual Funds delivered this information.

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Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Old Mutual Fund is a series of a Delaware statutory trust, and each Acquiring Fund is a series of Touchstone Strategic Trust, a Massachusetts business trust. Described below are material differences between the state laws and instruments governing the Old Mutual Funds and those governing the Acquiring Funds.  The following is a discussion of certain important provisions of the governing instruments and governing laws of each Old Mutual Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Old Mutual Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are both on file with the SEC.  Further information about each Acquiring Fund’s governance structure is contained in the SAI to this Joint Proxy Statement/Prospectus and its governing documents on file with the SEC.  Shareholders should refer to the provisions of such governing documents directly for more complete information.

Shares. When issued and paid for in accordance with the prospectus, shares of both an Old Mutual Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both an Old Mutual Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive its pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash or in additional Fund shares. In any liquidation of an Old Mutual Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law. The Old Mutual Funds are organized as series of two Delaware statutory trusts pursuant to the Delaware Statutory Trust Act.  The Touchstone Strategic Trust is organized as a Massachusetts business trust pursuant to applicable laws of the Commonwealth of Massachusetts, including the Massachusetts Business Corporation Law.  Each Fund is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, both as amended, restated or supplemented from time to time, and its business and affairs are managed under the supervision of its Board of Trustees.

Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Old Mutual Funds are not required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act, or their respective Declarations or By-Laws. The Acquiring Funds are also not required to hold annual shareholders’ meeting under their governing instruments.

The governing instruments of the Old Mutual Funds generally provide that special meetings of shareholders may be called for any purpose at any time by a majority of the Trustees. The governing instruments of the Acquiring Funds generally provide that a meeting of shareholders may be called for any necessary or desirable purpose from time to time by the Trustees. In addition, the governing instruments of the Acquiring Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% or more of Touchstone Strategic Trust’s outstanding shares.

Submission of Shareholder Proposals.  The Acquiring Funds do not have provisions in their governing instruments requiring that a shareholder provide notice to the Acquiring Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Funds, require that certain conditions be met to present any proposals at shareholder meetings, as described below under “Shareholder Proposals.” The By-Laws of the Old Mutual Funds require that certain conditions be met to present any shareholder proposals at a meeting of shareholders, including that notice be given to the Fund in advance of the shareholder meeting.

Quorum.  For each Old Mutual Fund, a quorum will exist if shareholders of one-third of the outstanding shares entitled to vote of each Fund are present at the meeting in person or by proxy.  For the Acquiring Funds, except when a larger quorum is required by applicable law, a majority of the shares entitled to vote constitute a quorum at a shareholder's meeting.  Any shareholder meeting may be adjourned by a majority of the votes cast upon the question of adjourning a meeting to another date and time whether or not a quorum is present.

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Number of Votes.   The governing instruments of Old Mutual Funds II provide that each shareholder is entitled to one vote for each dollar (and each fractional dollar thereof) of NAV for each share that they hold. The governing instruments of Old Mutual Funds I and the Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. Neither the Old Mutual Funds’ governing instruments nor the Acquiring Funds’ governing instruments provide for cumulative voting.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Directors/Trustees.  The shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  For all Funds, any trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust.

Amendment of Governing Instruments.  Generally, the Trustees of each Fund have the right to amend, from time to time, the Declaration and By-Laws for the Funds. Shareholders of the Old Mutual Funds have the right to vote on any amendments to the Declaration that would amend their voting powers. Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.  In addition, shareholders of the Old Mutual Funds also have the right to vote on any amendments to the Declaration that would reduce their rights to indemnification as shareholders. Any such amendment requires the vote of two-thirds of the outstanding shares entitled to vote. For the Acquiring Funds, any amendments to the Declaration must be approved by shareholders (other than certain amendments to establish and designate a new series and certain other changes, including curing inconsistencies within the governing instruments or with applicable law). Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.  In addition, any amendments to the Declaration of the Acquiring Funds that would reduce shareholder rights to indemnification require the express consent of each shareholder involved.

Mergers and Reorganizations.  The governing instruments of the Old Mutual Funds provide that a merger, consolidation or other reorganization of such Old Mutual Funds (other than primarily for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares cast. The Declaration of the Acquiring Funds provides that a sale, conveyance or transfer of an Acquiring Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act.  Any such shareholder approval requires the affirmative vote of the holders of a majority of the outstanding shares of such Fund.

Liquidation of a Fund.  The governing instruments of the Old Mutual Funds provide that a liquidation of such Old Mutual Funds (other than primarily for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares cast. The Acquiring Funds may be liquidated by the Trustees, subject to the approval of a Majority Shareholder Vote.

Indemnification.  The governing instruments of the Old Mutual Funds generally require the Funds to indemnify each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses incurred by such Covered Person in connection with any proceeding to which such person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person, except with respect to any matter as to which it has been determined that (i) such Covered Person did not act in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the applicable Old Mutual Fund; (ii) the liability arose from such Covered Person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”); or (iii) for a criminal proceeding, such Covered Person had reasonable cause to believe that his or her conduct was unlawful.

The Declaration of the Acquiring Funds generally provides for the indemnification of each of its Trustees and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Acquiring Fund, except with respect to any matter arising from his or her own Disqualifying Conduct. Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

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 Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement.  Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit H to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Old Mutual Fund approve the Agreement and other closing conditions are satisfied, the assets of the Old Mutual Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Old Mutual Fund and delivery by the Acquiring Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth) having an aggregate NAV equal to the value of the net assets of the Old Mutual Fund so transferred to the Old Mutual Fund which, in turn, will be delivered to the holders of the issued and outstanding shares of the Old Mutual Fund, all determined and adjusted as provided in the Agreement.  The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Old Mutual Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of Old Mutual Fund shares that you hold.  The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Old Mutual Funds are described under the “Comparison of Share Classes and Distribution Arrangements” section and on Exhibit A of this Joint Proxy Statement/Prospectus.

Each Old Mutual Fund and Acquiring Fund has made representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur in the second quarter of 2012.  The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.  As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Old Mutual Funds have not approved their respective Reorganizations at the time of the closing of the Transaction.  In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time.

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus.  Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Old Mutual Fund will be cancelled in accordance with its governing documents and applicable law.

One of the principal conditions to Closing is that the Transaction has been consummated.  The Transaction is governed by a separate transaction agreement, which requires that a certain number of Old Mutual Funds and other funds on the Old Mutual fund platform (collectively, the “Transferring Old Mutual Funds”) approve the reorganization onto the Touchstone mutual fund platform and that the aggregate assets of the Transferring Old Mutual Funds equal or exceed a specified minimum amount.  If both conditions are not met, then Touchstone is not obligated to close the Transaction, in which case none of the Reorganizations would be consummated.  In that event, the Old Mutual Fund Board will consider other possible courses of action for the Old Mutual Funds.

The obligations of each Acquiring Fund and Old Mutual Fund are subject to other conditions, including the following conditions:

•
Acquiring Fund Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”) shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the Old Mutual Fund shall have approved the Agreement;

•	the Acquiring Fund and Old Mutual Fund have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•
the Acquiring Fund and Old Mutual Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Old Mutual Fund or its shareholders or  the Acquiring Fund.

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If shareholders of an Old Mutual Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Old Mutual Fund Board will consider what additional action to take.  Old Mutual has stated that it does not intend to remain in the mutual fund asset management business in the long-term, so the Old Mutual Fund Board would need to seek a new investment adviser for the Old Mutual Fund, unless the Fund was otherwise reorganized, merged or liquidated.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before June 29, 2012 or if one or more of the parties shall have materially breached its obligations under the Agreement.  The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Touchstone and Old Mutual have made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services).  No such compensation arrangements are contemplated in the Transaction. Touchstone and Old Mutual have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser.  The Acquiring Fund Board of Trustees currently satisfies such 75% requirement. Touchstone has agreed with Old Mutual to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

 Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization, including any investment in the shares, that are applicable to you as an Old Mutual Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local or foreign tax consequences of the Reorganizations.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of Old Mutual Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Old Mutual Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Acquired Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of each of the other Reorganizations, each of the Old Mutual Funds and the Acquiring Funds will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization, although not free from doubt:

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1.  The acquisition by the Acquiring Fund of all of the assets of the Old Mutual Fund solely in exchange for the Acquiring Fund’s assumption of the liabilities of the Old Mutual Fund and issuance of the Acquiring Fund shares, followed by the distribution of such Acquiring Fund shares by the Old Mutual Fund in liquidation to the shareholders of the Old Mutual Fund in exchange for their Old Mutual Fund shares, all as provided in the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Old Mutual Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

2  Under Code Section 361, no gain or loss will be recognized by the Old Mutual Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Old Mutual Fund or (ii) upon the distribution of the Acquiring Fund shares by the Old Mutual Fund to its shareholders in liquidation, as contemplated in the Agreement.

3  Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Old Mutual Fund solely in exchange for the assumption of the liabilities of the Old Mutual Fund and issuance of the Acquiring Fund shares as contemplated in the Agreement.

4.  Under Code Section 362(b), the tax basis of the assets of the Old Mutual Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Old Mutual Fund immediately prior to the Reorganization.

5.  Under Code Section 1223(2), the holding periods of the assets of the Old Mutual Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Old Mutual Fund.

6.  Under Code Section 354, no gain or loss will be recognized by the Old Mutual Fund shareholders upon the exchange of all of their Old Mutual Fund shares solely for the Acquiring Fund shares in the Reorganization.

7.  Under Code Section 358, the aggregate tax basis of the Acquiring Fund shares to be received by each Old Mutual Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Old Mutual Fund shares exchanged therefor.

8.  Under Code Section 1223(1), an Old Mutual Fund shareholder’s holding period for the Acquiring Fund shares to be received will include the period during which the Old Mutual Fund shares exchanged therefor were held, provided that the shareholder held the Old Mutual Fund shares as a capital asset on the date of the Reorganization.

Pepper Hamilton LLP will express no opinion as to (1) the effect of the Reorganization on (A) the Old Mutual Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Old Mutual Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Old Mutual Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private letter ruling has been or will be sought from the IRS with respect to the federal income tax consequences of the Reorganizations.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the applicable Old Mutual Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the Old Mutual Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Old Mutual Fund shares and the fair market value of the shares of the Acquiring Fund it receives.  The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

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Upon filing its first federal tax return, each Acquiring Fund intends to elect to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Old Mutual Funds and their shareholders.

General Limitation on Capital Losses.  Capital losses realized by a fund in taxable years beginning before December 22, 2010 can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund.  If, as is anticipated, at the time of the closing of the Reorganization an Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of its corresponding Old Mutual Fund as a result of the Reorganization.  However, the capital losses of the Acquiring Fund, as the successor in interest to its corresponding Old Mutual Fund, may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

In addition, if an Acquiring Fund changes its fiscal year end following the consummation of a Reorganization, the short taxable year resulting from such a change in fiscal year is counted as one full year for purposes of the eight year carryforward period for capital losses. This may cause the capital loss carryovers, if any, of the Acquiring Fund to expire earlier than they otherwise would.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization.

You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances including the applicability and effect of possible changes in any applicable tax laws.

BOARD CONSIDERATIONS

           At multiple in-person and telephonic meetings held throughout 2011, the Old Mutual Fund Board discussed and ultimately approved the Reorganizations. At these meetings, the Old Mutual Fund Board considered information provided by Old Mutual and Touchstone regarding, among other things: Touchstone’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management oversight and compliance practices and capabilities; and legal and regulatory matters.  With respect to the Old Mutual Focused Fund, the Old Mutual Fund Board also considered the investment capabilities and track record of Fort Washington and its portfolio management team that would sub-advise the corresponding Acquiring Fund.  Emphasis during these meetings focused on Touchstone being a complementary investment adviser that utilizes a manager of managers structure to employ institutional quality investment talent for its funds.  The parties discussed Touchstone’s financial resources as an affiliate of a large financial services company and its depth in resources, diversification of products, distribution strategy and capabilities, performance and experience.

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The parties discussed the benefits of aligning the Old Mutual Funds together with other funds currently advised by Touchstone towards using a single, common operating platform. The Old Mutual Fund Board considered that as part of the Reorganizations, Touchstone and its affiliates would provide Old Mutual Fund shareholders with administrative and client servicing services that are currently provided by Old Mutual and its affiliates.

The parties discussed the challenges of moving the Old Mutual Funds on to the Touchstone operating platform, with particular emphasis on ensuring that portfolio management operations properly migrate to Touchstone as part of the Reorganizations, to ensure uninterrupted services for shareholders and the opportunity for the Old Mutual Funds to potentially recognize savings from economies of scale when such savings occur.  The Board discussed with Old Mutual and Touchstone the Reorganization and its foreseeable short- and long-term effects on the Old Mutual Fund shareholders.

The members of the Old Mutual Fund Board who are not “interested persons” of the Old Mutual Funds, as that term is defined in the 1940 Act, conferred separately with their independent counsel about the Transaction on multiple occasions during the meetings held throughout the year.  The Old Mutual Fund Board also received detailed information about alternative reorganization proposals received by Old Mutual, with the assistance of a prominent investment banking firm, during its search for a strategic partner.   The Old Mutual Fund Board was advised by an independent consultant hired specifically to evaluate the proposals received by Old Mutual, including the proposal from Touchstone.

Old Mutual and Old Mutual (US) Holdings Inc. agreed to indemnify the independent Trustees of the Old Mutual Funds for any losses arising from the Reorganizations and the termination of the investment advisory agreements with respect to each Old Mutual fund, except to the extent either a) the Trustee has acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Old Mutual Trusts, or b) in the case of a criminal proceeding, that he had a reasonable cause to believe that his conduct was unlawful.

In connection with the Board’s review of the Transaction, Old Mutual and Touchstone advised the Board about a variety of matters, including, but not limited to:

(1) the reputation, financial strength and resources of Touchstone and its parent company, the Western-Southern Mutual Holding Company, one of the eight highest rated insurance groups in the world;

(2) the similar investment objectives and principal investment strategies and risks of each Old Mutual Fund and its corresponding Acquiring Fund, except the Old Mutual Focused Fund and its corresponding Acquiring Fund;

(3) the same sub-adviser and portfolio managers currently managing each Old Mutual Fund, except the Old Mutual Focused Fund, will continue managing the corresponding Acquiring Fund after the Transaction;

(4) with respect to the Old Mutual Focused Fund, the investment philosophy, investing background and performance track record of the portfolio management team that will manage the corresponding Acquiring Fund;

(5) That the advisory fees charged by the Acquiring Funds are the same as or lower than the advisory fees charged by the corresponding Old Mutual Funds at current asset levels;

(6) Touchstone will provide a two-year contractual expense limitation that will limit the total annual fund operating expenses of each Acquiring Fund to an amount no greater than the expense limitation in place for the corresponding Old Mutual Fund prior to the Transaction;

(7)  Touchstone’s distribution capabilities, which may contribute to increased assets levels and economies of scale;

(8) the transition from the Old Mutual Funds’ current service providers to post-Reorganization service providers will not have any foreseeable adverse effect on shareholders;

(9) Old Mutual and Touchstone or their affiliates will pay all expenses of the Old Mutual Funds and the Acquiring Funds in connection with the Reorganization;

(10) the Reorganizations are intended to be tax-free transactions for federal income tax purposes; and

(11) Touchstone and Old Mutual have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

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In its deliberations, the Old Mutual Fund Board considered all information it received, as described above, as well as advice and analysis from its counsel. The Old Mutual Fund Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each Old Mutual Fund and their respective shareholders.  The Old Mutual Fund Board concluded, based on all of the information presented, that the Reorganizations were in the best interests of the Old Mutual Funds and that shareholders will not be diluted as a result thereof and to recommend that Old Mutual Fund shareholders approve the Reorganizations.

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND OLD MUTUAL FUNDS

 Where to Find More Information

For more information with respect to each Old Mutual Fund concerning the following topics, please refer to the following sections of the Old Mutual Fund prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference:  (i) see “Fund Summaries” for more information about the performance of the Old Mutual Fund; (ii) see “The Investment Adviser and Sub-Advisers” for more information about the management of the Old Mutual Fund; (iii) see “About Your Investment – Your Share Price” for more information about the pricing of shares of the Old Mutual Fund; (iv) see “Distributions and Taxes” for more information about the Fund’s dividends and distributions policy and the tax consequences to shareholders of various transactions in shares of the Old Mutual Fund; and (v) see “Financial Highlights” for more information about the Old Mutual Fund’s financial performance.

INFORMATION ON VOTING

 Voting Process

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Old Mutual Fund Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting.  Old Mutual Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares.  Instead, you may simply complete, sign and return the enclosed proxy card, vote by telephone or vote through a website established for that purpose.

Shareholders of record of  the Old Mutual Funds as of the close of business on the Record Date are entitled to vote at the Meeting.  The number of outstanding shares of each class of the Old Mutual Funds on November 14, 2011, can be found at Exhibit D.  Each share held entitles a shareholder to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of NAV of shares held by the shareholder.

Your proxy will have the authority to vote and act on your behalf at the Meeting and any adjournment of the Meeting.  If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Old Mutual Funds in writing to the address of the Old Mutual Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy.  In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.  However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

 Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Old Mutual Fund.  With respect to each Reorganization, the presence in person or by proxy of one-third of the outstanding shares of the Old Mutual Fund entitled to vote at the Meeting will constitute a quorum.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization.  Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.  A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.  The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker non-votes.

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Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. Except as noted below, if a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes.  The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved each Reorganization, subject to shareholder approval.  For each Old Mutual Fund, except the Old Mutual Focused Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of 50% of the outstanding shares of the Old Mutual Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Old Mutual Fund.  For the Old Mutual Focused Fund, when a quorum is present at the Meeting, the affirmative vote of shareholders that hold shares representing a majority of the voting power of the shares voted shall be necessary to approve the Reorganization.  Abstentions and broker non-votes are not considered votes “FOR” a Reorganization at the Meeting.  As a result, abstentions and broker non-votes have the same effect as a vote against a Reorganization because approval of a Reorganization requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Old Mutual Fund.

 Proxy Solicitation

           The Old Mutual Funds expect to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview.  Old Mutual Fund officers will not receive any additional or special compensation for solicitation activities.  The Old Mutual Funds have engaged the services of Broadridge Financial Services, Inc. (“Broadridge” or “Solicitor”) to assist in the solicitation of proxies for the Meeting.  Solicitor’s fees and costs are expected to be approximately $330,000.  Proxies are expected to be solicited principally by mail, but the Old Mutual Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview.  Although Broadridge representatives are permitted to answer questions about the voting process and may read any recommendation set forth in this Joint Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote. The Old Mutual Funds’ officers will not receive any additional or special compensation for any such solicitation.  Old Mutual and Touchstone or their affiliates will bear 100% of each Old Mutual Fund’s solicitation costs.

Under the agreement with Solicitor, Solicitor will be paid a project management fee as well as solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request.

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 Other Matters

The officers of the Old Mutual Funds are not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus.  If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and NAV per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Old Mutual Fund.  The following tables are as of October 7, 2011 and assume that each Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

As of October 7, 2011	Old Mutual Analytic Fund	Touchstone Dynamic Equity Fund1	Pro Forma Adjustments2	Touchstone Dynamic Equity Fund (pro forma)
Net assets (all classes)	$61,723,191	-	-	$61,723,191

Class A net assets	$20,892,499	-	-	$20,892,499
Class A shares outstanding	2,146,777	-	-	2,146,777
Class A net asset value per share	$9.73	-	-	$9.73
Class C net assets	$12,687,756	-	-	$12,687,756
Class C shares outstanding	1,369,225	-	-	1,369,225
Class C net asset value per share	$9.27	-	-	$9.27
Class Y net assets	-	-	$28,141,2813	$28,141,281
Class Y shares outstanding	-	-	2,853,6703	2,853,670
Class Y net asset value per share	-	-	-	$9.86
Class Z net assets	$28,141,281	-	($28,141,281) 3	-
Class Z shares outstanding	2,853,670	-	(2,853,670) 3	-
Class Z net asset value per share	$9.86	-	-	-
Institutional Class net assets	$1,655	-	-	$1,655
Institutional Class shares outstanding	168	-	-	168
Institutional Class net asset value per share	$9.87	-	-	$9.87

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

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As of October 7, 2011	Old Mutual Asset Allocation Balanced Portfolio	Touchstone Balanced Allocation Fund1	Pro Forma Adjustments2	Touchstone Balanced Allocation Fund (pro forma)
Net assets (all classes)	$57,221,139	-	-	$57,221,139

Class A net assets	$11,136,272	-	-	$11,136,272
Class A shares outstanding	1,104,096	-	-	1,104,096
Class A net asset value per share	$10.09	-	-	$10.09
Class C net assets	$44,365,178	-	-	$44,365,178
Class C shares outstanding	4,404,786	-	-	4,404,786
Class C net asset value per share	$10.07	-	-	$10.07
Class Y net assets	-	-	$1,691,4083	$1,691,408
Class Y shares outstanding	-	-	167,4303	167,430
Class Y net asset value per share	-	-	-	$10.10
Class Z net assets	$1,691,408	-	($1,691,408) 3	-
Class Z shares outstanding	167,430	-	(167,430) 3	-
Class Z net asset value per share	$10.10	-	-	-
Institutional Class net assets	$28,281	-	-	$28,281
Institutional Class shares outstanding	2,812	-	-	2,812
Institutional Class net asset value per share	$10.06	-	-	$10.06

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

As of October 7, 2011	Old Mutual Asset Allocation Conservative Portfolio	Touchstone Conservative Allocation Fund1	Pro Forma Adjustments2	Touchstone Conservative Allocation Fund (pro forma)
Net assets (all classes)	$31,961,871	-	-	$31,961,871

Class A net assets	$5,430,425	-	-	$5,430,425
Class A shares outstanding	525,138	-	-	525,138
Class A net asset value per share	$10.34	-	-	$10.34
Class C net assets	$18,535,183	-	-	$18,535,183
Class C shares outstanding	1,800,684	-	-	1,800,684
Class C net asset value per share	$10.29	-	-	$10.29
Class Y net assets	-	-	$1,970,2263	$1,970,226
Class Y shares outstanding	-	-	190,4813	190,481
Class Y net asset value per share	-	-	-	$10.34
Class Z net assets	$1,970,226	-	($1,970,226) 3	-
Class Z shares outstanding	190,481	-	(190,481) 3	-
Class Z net asset value per share	$10.34	-	-	-
Institutional Class net assets	$6,026,037	-	-	$6,026,037
Institutional Class shares outstanding	581,972	-	-	581,972
Institutional Class net asset value per share	$10.36	-	-	$10.36

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

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As of October 7, 2011	Old Mutual Asset Allocation Growth Portfolio	Touchstone Growth Allocation Fund1	Pro Forma Adjustments2	Touchstone Growth Allocation Fund (pro forma)
Net assets (all classes)	$39,512,945	-	-	$39,512,945

Class A net assets	$11,119,659	-	-	$11,119,659
Class A shares outstanding	1,131,153	-	-	1,131,153
Class A net asset value per share	$9.83	-	-	$9.83
Class C net assets	$26,928,044	-	-	$26,928,044
Class C shares outstanding	2,869,036	-	-	2,869,036
Class C net asset value per share	$9.39	-	-	$9.39
Class Y net assets	-	-	$1,341,3503	$1,341,350
Class Y shares outstanding	-	-	134,3903	134,390
Class Y net asset value per share	-	-	-	$9.98
Class Z net assets	$1,341,350	-	($1,341,350) 3	-
Class Z shares outstanding	134,390	-	(134,390) 3	-
Class Z net asset value per share	$9.98	-	-	-
Institutional Class net assets	$123,891	-	-	$123,891
Institutional Class shares outstanding	12,443	-	-	12,443
Institutional Class net asset value per share	$9.96	-	-	$9.96

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

As of October 7, 2011	Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Moderate Growth Allocation Fund1	Pro Forma Adjustments2	Touchstone Moderate Growth Allocation Fund (pro forma)
Net assets (all classes)	$69,349,650	-	-	$69,349,650

Class A net assets	$16,359,425	-	-	$16,359,425
Class A shares outstanding	1,657,942	-	-	1,657,942
Class A net asset value per share	$9.87	-	-	$9.87
Class C net assets	$51,874,756	-	-	$51,874,756
Class C shares outstanding	5,388,152	-	-	5,388,152
Class C net asset value per share	$9.63	-	-	$9.63
Class Y net assets	-	-	$1,108,4573	$1,108,457
Class Y shares outstanding	-	-	111,1683	111,168
Class Y net asset value per share	-	-	-	$9.97
Class Z net assets	$1,108,457	-	($1,108,457) 3	-
Class Z shares outstanding	111,168	-	(111,168) 3	-
Class Z net asset value per share	$9.97	-	-	-
Institutional Class net assets	$7,011	-	-	$7,011
Institutional Class shares outstanding	707	-	-	707
Institutional Class net asset value per share	$9.92	-	-	$9.92

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

Prospectus - Table of Contents

As of October 7, 2011	Old Mutual Analytic U.S. Long/Short Fund	Touchstone US Long/Short Fund1	Pro Forma Adjustments2	Touchstone US Long/Short Fund (pro forma)
Net assets (all classes)	$30,748,836	-	-	$30,748,836

Class A net assets	$2,172,110	-	-	$2,172,110
Class A shares outstanding	205,769	-	-	205,769
Class A net asset value per share	$10.56	-	-	$10.56
Class Y net assets	-	-	$19,176,9433	$19,176,943
Class Y shares outstanding	-	-	1,795,2933	1,795,293
Class Y net asset value per share	-	-	-	$10.68
Class Z net assets	$19,176,943	-	($19,176,943) 3	-
Class Z shares outstanding	1,795,293	-	(1,795,293) 3	-
Class Z net asset value per share	$10.68	-	-	-
Institutional Class net assets	$9,399,782	-	-	$9,399,782
Institutional Class shares outstanding	879,997	-	-	879,997
Institutional Class net asset value per share	$10.68	-	-	$10.68

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

As of October 7, 2011	Old Mutual Barrow Hanley Value Fund	Touchstone Value Fund1	Pro Forma Adjustments2	Touchstone Value Fund (pro forma)
Net assets (all classes)	$111,091,131	-	-	$111,091,131

Class A net assets	$2,048,570	-	-	$2,048,570
Class A shares outstanding	352,061	-	-	352,061
Class A net asset value per share	$5.82	-	-	$5.82
Class Y net assets	-	-	$74,454,9603	$74,454,960
Class Y shares outstanding	-	-	12,755,8043	12,755,804
Class Y net asset value per share	-	-	-	$5.84
Class Z net assets	$74,454,960	-	($74,454,960) 3	-
Class Z shares outstanding	12,755,804	-	(12,755,804) 3	-
Class Z net asset value per share	$5.84	-	-	-
Institutional Class net assets	$34,587,601	-	-	$34,587,601
Institutional Class shares outstanding	5,933,886	-	-	5,933,886
Institutional Class net asset value per share	$5.83	-	-	$5.83

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

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As of October 7, 2011	Old Mutual Copper Rock International Small Cap Fund	Touchstone International Small Cap Fund1	Pro Forma Adjustments2	Touchstone International Small Cap Fund (pro forma)
Net assets (all classes)	$88,258,021	-	-	$88,258,021

Class A net assets	$133,548	-	-	$133,548
Class A shares outstanding	13,698	-	-	13,698
Class A net asset value per share	$9.75	-	-	$9.75
Class Y net assets	-	-	$82,767,8953	$82,767,895
Class Y shares outstanding	-	-	8,305,1413	8,305,141
Class Y net asset value per share	-	-	-	$9.97
Class Z net assets	$82,767,895	-	($82,767,895) 3	-
Class Z shares outstanding	8,305,141	-	(8,305,141) 3	-
Class Z net asset value per share	$9.97	-	-	-
Institutional Class net assets	$5,336,578	-	-	$5,336,578
Institutional Class shares outstanding	534,033	-	-	534,033
Institutional Class net asset value per share	$10.03	-	-	$10.03

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

As of October 7, 2011	Old Mutual Focused Fund	Touchstone Focused Fund1	Pro Forma Adjustments2	Touchstone Focused Fund (pro forma)
Net assets (all classes)	$492,778,080	-	-	$492,778,080

Class A net assets	$7,146,438	-	-	$7,146,438
Class A shares outstanding	383,616	-	-	383,616
Class A net asset value per share	$18.63	-	-	$18.63
Class Y net assets	-	-	$460,242,2723	$460,242,272
Class Y shares outstanding	-	-	24,412,2983	24,412,298
Class Y net asset value per share	-	-	-	$18.85
Class Z net assets	$460,242,272	-	($460,242,272) 3	-
Class Z shares outstanding	24,412,298	-	(24,412,298) 3	-
Class Z net asset value per share	$18.85	-	-	-
Institutional Class net assets	$25,389,370	-	-	$25,389,370
Institutional Class shares outstanding	1,341,691	-	-	1,341,691
Institutional Class net asset value per share	$18.92	-	-	$18.92

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

Prospectus - Table of Contents

As of October 7, 2011	Old Mutual International Equity Fund	Touchstone International Equity Fund1	Pro Forma Adjustments2	Touchstone International Equity Fund (pro forma)
Net assets (all classes)	$27,766,664	-	-	$27,766,664

Class A net assets	$248,222	-	-	$248,222
Class A shares outstanding	32,001	-	-	32,001
Class A net asset value per share	$7.76	-	-	$7.76
Class Y net assets	-	-	$446,3073	$446,307
Class Y shares outstanding	-	-	57,2763	57,276
Class Y net asset value per share	-	-	-	$7.79
Class Z net assets	$446,307	-	($446,307) 3	-
Class Z shares outstanding	57,276	-	(57,276) 3	-
Class Z net asset value per share	$7.79	-	-	-
Institutional Class net assets	$27,072,134	-	-	$27,072,134
Institutional Class shares outstanding	3,463,822	-	-	3,463,822
Institutional Class net asset value per share	$7.82	-	-	$7.82

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

As of October 7, 2011	Old Mutual Large Cap Growth Fund	Touchstone Capital Growth Fund1	Pro Forma Adjustments2	Touchstone Capital Growth Fund (pro forma)
Net assets (all classes)	$168,332,124	-	-	$168,332,124

Class A net assets	$715,361	-	-	$715,361
Class A shares outstanding	43,432	-	-	43,432
Class A net asset value per share	$16.47	-	-	$16.47
Class Y net assets	-	-	$155,450,6133	$155,450,613
Class Y shares outstanding	-	-	9,284,4263	9,284,426
Class Y net asset value per share	-	-	-	$16.74
Class Z net assets	$155,450,613	-	($155,450,613) 3	-
Class Z shares outstanding	9,284,426	-	(9,284,426) 3	-
Class Z net asset value per share	$16.74	-	-	-
Institutional Class net assets	$12,166,150	-	-	$12,166,150
Institutional Class shares outstanding	722,202	-	-	722,202
Institutional Class net asset value per share	$16.85	-	-	$16.85

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

Prospectus - Table of Contents

As of October 7, 2011	Old Mutual TS&W Small Cap Value Fund	Touchstone Small Cap Value Opportunities Fund1	Pro Forma Adjustments2	Touchstone Small Cap Value Opportunities Fund (pro forma)
Net assets (all classes)	$91,107,293	-	-	$91,107,293

Class A net assets	$2,213,927	-	-	$2,213,927
Class A shares outstanding	144,641	-	-	144,641
Class A net asset value per share	$15.31	-	-	$15.31
Class Y net assets	-	-	$72,841,1773	$72,841,177
Class Y shares outstanding	-	-	4,635,1253	4,635,125
Class Y net asset value per share	-	-	-	$15.72
Class Z net assets	$72,841,177	-	($72,841,177) 3	-
Class Z shares outstanding	4,635,125	-	(4,635,125) 3	-
Class Z net asset value per share	$15.72	-	-	-
Institutional Class net assets	$16,052,189	-	-	$16,052,189
Institutional Class shares outstanding	1,015,271	-	-	1,015,271
Institutional Class net asset value per share	$15.81	-	-	$15.81

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

As of October 7, 2011	Old Mutual TS&W Mid-Cap Value Fund	Touchstone Mid Cap Value Opportunities Fund1	Pro Forma Adjustments2	Touchstone Mid Cap Value Opportunities Fund (pro forma)
Net assets (all classes)	$195,052,263	-	-	$195,052,263

Class A net assets	$1,408,226	-	-	$1,408,226
Class A shares outstanding	171,656	-	-	171,656
Class A net asset value per share	$8.20	-	-	$8.20
Class Y net assets	-	-	$62,479,0393	$62,479,039
Class Y shares outstanding	-	-	7,542,6653	7,542,665
Class Y net asset value per share	-	-	-	$8.28
Class Z net assets	$62,479,039	-	($62,479,039) 3	-
Class Z shares outstanding	7,542,665	-	(7,542,665) 3	-
Class Z net asset value per share	$8.28	-	-	-
Institutional Class net assets	$131,164,998	-	-	$131,164,998
Institutional Class shares outstanding	15,830,332	-	-	15,830,332
Institutional Class net asset value per share	$8.29	-	-	$8.29

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

Prospectus - Table of Contents

As of October 7, 2011	Old Mutual Copper Rock Emerging Growth Fund	Touchstone Emerging Growth Fund	Pro Forma Adjustments1	Touchstone Emerging Growth Fund (pro forma)
Net assets (all classes)	$40,228,912	-	-	$40,228,912

Class A net assets	$2,598,919	-	-	$2,598,919
Class A shares outstanding	260,189	-	-	260,189
Class A net asset value per share	$9.99	-	-	$9.99
Class Y net assets	-	-	$7,427,472	$7,427,472
Class Y shares outstanding	-	-	732,335	732,335
Class Y net asset value per share	-	-	-	$10.14
Class Z net assets	$7,427,472	-	($7,427,472)	-
Class Z shares outstanding	732,335	-	(732,335)	-
Class Z net asset value per share	$10.14	-	-	-
Institutional Class net assets	$30,202,521	-	-	$30,202,521
Institutional Class shares outstanding	2,940,854	-	-	2,940,854
Institutional Class net asset value per share	$10.27	-	-	$10.27

1.	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
2.	Touchstone and Old Mutual will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
3.	Holders of each Old Mutual Fund Class Z shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

OWNERSHIP OF SHARES

 Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of November 14, 2011, to the knowledge of each Old Mutual Fund, owned 5% or more of the outstanding shares of a class of such Old Mutual Fund can be found at Exhibit D.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the accrued liabilities of the corresponding Old Mutual Fund and as of the date of this Joint Proxy Statement/Prospectus each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Old Mutual Funds by Old Mutual Funds’ Trustees and executive officers can be found at Exhibit D.

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Old Mutual Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law.  Shareholders of the Old Mutual Funds, however, have the right to redeem their shares at NAV subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Old Mutual Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at NAV subject to applicable CDSCs and/or redemption fees (if any).

Prospectus - Table of Contents

SHAREHOLDER PROPOSALS

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of an Old Mutual Fund hereafter called should send the proposal to the Old Mutual Fund at the Old Mutual Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed.  If the proposed Reorganization is approved and completed for an Old Mutual Fund, shareholders of such Old Mutual Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund.  The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting.  For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Old Mutual Funds only, annual and semiannual reports filed by such Old Mutual Funds, as such documents have been filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made.  The SEC file number of the registrant of each Old Mutual Fund’s registration statement, which contains the Old Mutual Fund prospectuses and related SAIs, is set forth on Exhibit A.  Such Old Mutual Fund prospectuses are incorporated herein by reference.  The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund prospectuses and related SAIs, is set forth on Exhibit A.

Each Acquiring Fund and each Old Mutual Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge at the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or obtained free of charge from the SEC’s website at www.sec.gov.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.  You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing to the SEC’s Public Reference Section at 100 F Street, N.E., Washington, D.C. 20549.

Prospectus - Exhibits

EXHIBIT A

OLD MUTUAL FUNDS AND CORRESPONDING ACQUIRING FUNDS

OLD MUTUAL FUNDS/ CLASSES	SEC FILE NUMBER	ACQUIRING FUNDS/ CLASSES	SEC FILE NUMBER
Old Mutual Analytic Fund Class A Class C Class Z Institutional Class	333-116057	Touchstone Dynamic Equity Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Asset Allocation Balanced Portfolio Class A Class C Class Z Institutional Class	333-116057	Touchstone Balanced Allocation Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Asset Allocation Conservative Portfolio Class A Class C Class Z Institutional Class	333-116057	Touchstone Conservative Allocation Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Asset Allocation Growth Portfolio Class A Class C Class Z Institutional Class	333-116057	Touchstone Growth Allocation Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Asset Allocation Moderate Growth Portfolio Class A Class C Class Z Institutional Class	333-116057	Touchstone Moderate Growth Allocation Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Analytic U.S. Long/Short Fund Class A Class Z Institutional Class	002-99810	Touchstone US Long/Short Fund Class A Class Y Institutional Class	002-80859
Old Mutual Barrow Hanley Value Fund Class A Class Z Institutional Class	002-99810	Touchstone Value Fund Class A Class Y Institutional Class	002-80859
Old Mutual Copper Rock International Small Cap Fund Class A Class Z Institutional Class	002-99810	Touchstone International Small Cap Fund Class A Class Y Institutional Class	002-80859
Old Mutual Focused Fund Class A Class Z Institutional Class	002-99810	Touchstone Focused Fund Class A Class Y Institutional Class	002-80859
Old Mutual International Equity Fund Class A Class Z Institutional Class	333-116057	Touchstone International Equity Fund Class A Class Y Institutional Class	002-80859
Old Mutual Large Cap Growth Fund Class A Class Z Institutional Class	002-99810	Touchstone Capital Growth Fund Class A Class Y Institutional Class	002-80859
Old Mutual TS&W Small Cap Value Fund Class A Class Z Institutional Class	002-99810	Touchstone Small Cap Value Opportunities Fund Class A Class Y Institutional Class	002-80859
Old Mutual TS&W Mid-Cap Value Fund Class A Class Z Institutional Class	002-99810	Touchstone Mid Cap Value Opportunities Fund Class A Class Y Institutional Class	002-80859
Old Mutual Copper Rock Emerging Growth Fund Class A Class Z Institutional Class	333-116057	Touchstone Emerging Growth Fund Class A Class Y Institutional Class	002-80859

Prospectus - Exhibits

EXHIBIT B

ACQUIRING FUND PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investment Objectives and Principal Investment Strategies

Touchstone Dynamic Equity Fund

The Touchstone Dynamic Equity Fund’s investment objective is to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.

The Fund’s sub-advisor, Analytic Investors, LLC (“Analytic”), seeks to achieve the Fund’s investment goal by investing the Fund’s assets in a combination of equity securities, high quality short-term debt securities and derivative instruments.

Equity Strategy.  The Fund normally invests at least 80% of its assets in equity securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Fund invests primarily in long and short positions in U.S. large cap stocks included in the Russell 1000® Index, although the Fund may invest in other equity securities.  The Fund buys securities “long” that Analytic believes will outperform and sells securities “short” that Analytic believes will underperform.  The Fund intends to take long and short equity positions that may vary over time based on Analytic’s assessment of market conditions and other factors.  The Fund’s long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Fund’s net assets, excluding cash.  The Fund may take short positions at the higher end of this range when it has reduced its written call options positions under the option strategy and may during these periods hold a substantial portion of the Fund’s total assets in high quality short-term debt securities, cash or cash equivalents.

Analytic selects common stocks and other equity securities for the Fund using a proprietary system that ranks securities according to a quantitative model.  The model attempts to determine a security’s intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity and risk.

Options Strategy.  Analytic seeks to reduce the overall portfolio risk through the use of options.  The Fund’s options strategy primarily focuses on the use of writing (selling) call options on equity indexes or index exchange traded funds (“ETFs”).  For these purposes, the Fund treats options on indexes and ETFs as being written on securities having an aggregate value equal to the face or notional amount of the index or ETF subject to the option.  The Fund may sell call options on broad-based domestic equity indexes or ETFs, such as the S&P 100® Index, as well as on narrower market indexes or ETFs or on indexes or ETFs of companies in a particular industry or sector.  The Fund may also sell call options on foreign indexes or ETFs.  The Fund seeks to write options on broad and narrow-based indexes and ETFs that correlate with the price movements of the Fund’s equity securities.

The Fund may also buy index put options to help protect the Fund from market declines that may occur in the future as the value of index put options increases as the prices of the stocks constituting the index decrease.  However, during periods of market appreciation, the value of the index put option decreases as these stocks increase in price.  The Fund may also write (sell) covered call options on individual equity securities to seek to generate income.  The Fund may also purchase put options on individual equity securities which it owns.

Other Derivative Strategies.  In addition to the options strategy, the Fund may use other derivatives for a variety of purposes, including to: hedge against market and other risks in the portfolio; manage cash flows; and maintain market exposure and adjust the characteristics of its investments to more closely approximate those of its benchmark, with reduced transaction costs.  Analytic may also use futures contracts to seek to gain broad market exposure and/or to hedge against market and other risks in the Fund’s portfolio.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.  Analytic generally considers selling a security when it reaches fair value estimate, when the company's fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, when the risks of the security unexpectedly rise, or when other opportunities appear more attractive.

Prospectus - Exhibits

Touchstone Balanced Allocation Fund

The Touchstone Balanced Allocation Fund’s investment objective is to provide investors with capital appreciation and current income.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
50-70%	30-50%
The Fund’s sub-advisor, Ibbotson Associates Advisers, LLC (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in an individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

Touchstone Conservative Allocation Fund

The Touchstone Conservative Allocation Fund’s investment objective is to provide investors with current income and preservation of capital.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
20-40%	60-80%
The Fund’s sub-advisor, Ibbotson Associates Advisers, LLC (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in an individual underlying fund.

Prospectus - Exhibits

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

Touchstone Growth Allocation Fund

The Touchstone Growth Allocation Fund’s investment objective is to provide investors with capital appreciation.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
90-100%	0-10%
The Fund’s sub-advisor, Ibbotson Associates Advisers, LLC (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in an individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

Touchstone Moderate Growth Allocation Fund

The Touchstone Moderate Growth Allocation Fund’s investment objective is to provide investors with capital appreciation.

Prospectus - Exhibits

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
70-90%	10-30%
The Fund’s sub-advisor, Ibbotson Associates Advisers, LLC (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in an individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

Touchstone US Long/Short Fund

The Touchstone US Long/Short Fund’s investment objective is to provide investors with above-average total returns.

The Fund normally invests at least 80% of its assets in equity securities of companies whose securities are traded in U.S. markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies, or companies with market capitalizations of approximately $2.5 billion or above.  Equity securities include common and preferred stocks.  The Fund may invest in long and short positions of publicly traded equity securities.  The Fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets.  The Fund buys securities “long” that Analytic Investors, LLC (“Analytic”), the Fund’s sub-advisor, believes will outperform and sells securities “short” that Analytic believes will underperform.

Analytic selects equity securities using a proprietary system that ranks stocks according to a mathematical model.  Analytic’s system seeks to determine a security’s intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk.  Analytic begins the stock selection process by ranking stocks according to their one-month expected return.  Analytic then uses a process called “portfolio optimization” to select securities that it believes will:

•	Maximize expected return for the Fund;
•	Minimize expected volatility relative to its benchmark; and
•	Diversify the assets of the Fund among industries, sectors, and individual securities.

Prospectus - Exhibits

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors.  Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to the S&P 500.  The Fund generally takes long equity positions equal to approximately 120% of the Fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund’s equity assets at the time of investment, although the Fund’s long-short exposure will vary over time based on Analytic’s assessment of market conditions and other factors.  The Fund’s long equity exposure ordinarily ranges from 110% to 125% of the Fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund’s net assets.  The cash received from short sales may be used to invest in long equity positions.  Analytic will normally maintain long and short positions such that the Fund’s net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund’s net assets.  The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Analytic generally considers selling a security when it reaches fair value estimate, when the company's fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, when the risks of the security unexpectedly rise, or when other opportunities appear more attractive.

Touchstone Value Fund

The Touchstone Value Fund’s investment objective is to provide investors with long-term capital growth.

The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) believes are undervalued.  Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify undervalued securities and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools to help ensure that the Fund is not over-exposed to particular market segments.  Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other opportunities appear more attractive.

Touchstone International Small Cap Fund

The Touchstone International Small Cap Fund’s investment objective is to provide investors with capital appreciation.

The Fund normally invests at least 80% of its assets in equity securities of non-U.S. small-cap companies, including companies located in countries with emerging markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the market capitalizations of companies in the S&P Developed ex-U.S. SmallCap Index (between approximately $10 million and $13.3 billion as of March 31, 2011).  The size of the companies in the S&P Developed ex-U.S. SmallCap Index will change with market conditions.  Equity securities include common and preferred stocks including American Depository Receipts (“ADRs”).

The Fund’s sub-advisor, Copper Rock Capital Partners LLC (“Copper Rock”), applies a blend of fundamental and quantitative analyses to generate the initial investment ideas.  Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research.  When identifying potential investments, Copper Rock will typically examine a company’s financial condition, management team, business prospects, competitive position and overall business strategy.  Copper Rock looks for companies it believes has strong management, superior earnings growth prospects and attractive relative valuations.  Copper Rock sells or reduces a position when the target price for a stock is attained, there is a change in the company’s management team or business objectives, or when there is deterioration in a company’s fundamentals.  Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.

Prospectus - Exhibits

Touchstone Focused Fund

The Touchstone Focused Fund’s investment objective is to provide investors with capital appreciation.

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities.  Equity securities include common stock, preferred stock, convertible bonds and warrants.  The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

•
Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 20 to 30 securities with residual cash and equivalents expected to be less than 10% of the Fund’s net assets. The Fund can, at times, hold fewer securities and a higher amount of cash and equivalents when Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. The Fund may invest up to 35% of its net assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Touchstone International Equity Fund

The Touchstone International Equity Fund’s investment objective is to provide investors with long-term capital appreciation.

The Fund normally invests at least 80% of its assets in equity securities of non-U.S. issuers.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Equity securities include common stocks, preferred stocks, convertible debt, depository receipts, rights, warrants and other types of equity securities.  The Fund allocates its assets to securities of issuers located in both developed and emerging markets.  Generally, the Fund limits its investments in any country to 25% or less of its total assets.  However, the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound or the euro.

The Fund’s sub-advisor, Acadian Asset Management LLC (“Acadian”), uses stock factors in an effort to predict how well each security will perform relative to its region/industry peer group and applies separate models to forecast peer group returns. The two forecasts are then combined to determine a world-relative return forecast for each stock in the allowable universe, and Acadian uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the client’s benchmark index, desired level of risk, transaction cost estimates, available liquidity, and other requirements.  Acadian considers selling a security whose forecast has deteriorated and may adjust its buy and sell decisions based on shifts in the risk characteristics of a stock relative to other potential substitutes, the overall portfolio and the benchmark.

Touchstone Capital Growth Fund

The Touchstone Capital Growth Fund’s investment objective is to provide investors with long-term capital growth.

The Fund normally invests at least 80% of its assets in equity securities of large-cap companies.  For purposes of this Fund, large cap companies are those companies with market capitalizations similar to the market capitalizations of companies in the Russell 1000® Growth Index (between approximately $800 million and $400 billion as of June 30, 2011).  The size of the companies in the Russell 1000® Growth Index will change with market conditions.  Equity securities include common and preferred stocks and American Depositary Receipts (“ADRs”).  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

Prospectus - Exhibits

The Fund’s sub-advisor, Ashfield Capital Partners, LLC (“Ashfield”), seeks to invest in companies that have above average growth.  Ashfield utilizes a four-step investment process to implement the Fund’s investment strategy:

•	Top-Down Thematic. Ashfield seeks to identify sectors where positive change is occurring.
•
Quantitative.  Ashfield employs a quantitative process whereby the universe of potential stock picks is screened and ranked to create a group of eligible stocks.  During the screening process, Ashfield considers the size and liquidity, growth characteristics and valuation of potential stock picks.  Ashfield then ranks the refined universe of stock picks based on earnings.

•
Qualitative.  Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks.  Throughout this process, Ashfield identifies sectors of the economy that it believes may exhibit above average long-term growth.

•	Construct Portfolio. In the final stage, Ashfield constructs the Fund’s portfolio.

Ashfield will consider selling a security if:

•	The stock falls to the bottom 20% of its equity ranking model;
•	A fundamental change in the company’s business model or management occurs;
•	There is a change in Ashfield’s thematic emphasis;
•	The company receives a low forensic accounting score based on Ashfield’s models; or
•	The weight of the security exceeds 7% of the portfolio.

Touchstone Small Cap Value Opportunities Fund

The Touchstone Small Cap Value Opportunities Fund’s investment objective is to provide investors with long-term capital growth.

The Fund normally invests at least 80% of its assets in equity securities of small-cap companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, small-cap companies are those companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000® Value Index (between approximately $130 million and $2.9 billion as of its most recent reconstitution on June 30, 2011).  The size of the companies in the Russell 2000® Value Index will change with market conditions.  Equity securities include common and preferred stocks.

Thompson Siegel & Walmsley LLC (“TS&W”), the Fund’s sub-advisor, primarily invests in common stocks.  TS&W seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.  TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company’s discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.

TS&W’s small-cap value process utilizes analysts to explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including sell-side research, company filings, and trade periodicals.  The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

In addition to portfolio holdings derived from TS&W’s four-factor valuation screen and fundamental research described above, a portion of the Fund’s portfolio will be constructed using TS&W’s quantitative optimization procedure.  This quantitative optimization procedure utilizes TS&W’s four factor screened small-cap universe to construct an expanded Fund portfolio of securities with risk and return characteristics similar to the portfolio identified by TS&W’s four-factor valuation screen and fundamental research.

TS&W generally considers selling a security when the catalyst is no longer valid, when TS&W believes that another stock will have a higher expected return; or for portfolio risk management.

Prospectus - Exhibits

Touchstone Mid Cap Value Opportunities Fund

The Touchstone Mid Cap Value Opportunities Fund’s investment objective is to provide investors with long-term capital growth.

The Fund normally invests at least 80% of its assets in equity securities of mid-cap companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, mid-cap companies are those companies with market capitalizations similar to the market capitalizations of companies in the Russell Midcap® Value Index (between approximately $2.9 billion and $18 billion as of its most recent reconstitution on June 30, 2011).  The size of the companies in the Russell Midcap® Value Index will change with market conditions.  Equity securities include common and preferred stocks.

Thompson Siegel & Walmsley LLC (“TS&W”), the Fund’s sub-advisor, primarily invests in common stocks.  TS&W seeks to invest in companies that it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.  TS&W’s mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company’s attractiveness based on cash flows relative to other mid-cap stocks and as compared to their industry or sector peers.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.  TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W’s analysts also explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including sell-side research, company filings and trade periodicals.  The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

TS&W generally considers selling a security when the catalyst is no longer valid, when TS&W believes that another stock will have a higher expected return; or for portfolio risk management.

Touchstone Emerging Growth Fund

The Touchstone Emerging Growth Fund’s investment objective is to provide investors with capital appreciation.

Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies.  Although the Fund may invest in emerging growth companies of any size, the Fund emphasizes small- and mid-cap companies in its portfolio.  For purposes of this Fund, small- and mid-cap companies include companies with market values generally within the range of market values of issuers included in the Russell 2500™ Growth Index. The index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  Equity securities include common stocks, convertible debt, American Depository Receipts (“ADRs”) and other equity instruments with common stock characteristics, such as depositary receipts, warrants, rights, and preferred stocks.  The Fund may invest in non-US stocks listed on a recognized US exchange.

In selecting securities, Copper Rock Capital Partners, LLC (“Copper Rock”), the Fund’s sub-advisor, favors companies that it believes exhibit high quality, growth characteristics. Copper Rock employs a fundamental, bottom-up investment approach that focuses on identifying emerging companies that exhibit the potential for strong and sustainable revenue and earnings growth, strong financial and competitive positions, and are led by strong management teams.  Copper Rock sells or reduces a position when the target price for a stock is attained, there is a change in the company’s management team or business objectives, or when there is deterioration in a company’s fundamentals.  Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Prospectus - Exhibits

Principal Risks

Each of the Acquiring Funds is subject to the principal risks summarized below.  The Fund’s shares will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.  Each of the Allocation Funds is also subject to risks of the underlying funds in which it invests, as shown in the chart below.

Acquiring Funds	Principal Risks

Touchstone Dynamic Equity Fund	Covered Call Options Risk Derivatives Risk Equity Securities Risk Mid Cap Risk Small Cap Risk Futures Contracts Risk Foreign Securities Risk	Index and ETF Call Options Risk Portfolio Turnover Risk Sector Focus Risk Short Sales Risk Leverage Risk Tax Consequences

Touchstone Balanced Allocation Fund	Risks of the Fund: Risk of Fund of Funds Structure	Conflicts of Interest

Risks of Underlying Funds:
Call Risk
Changes in Debt Ratings
Credit Risk
Debt Securities Risk
Depository Receipts Risk
Derivatives Risk
Equity Securities Risk
Large Cap Risk
Merger Arbitrage Risk
Mid Cap Risk
Non-Diversification Risk
Real Estate Investment Trust Risk
Small Cap Risk
Foreign Securities Risk

Emerging Market Countries Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Mortgage-Backed Securities and Asset Backed-Securities Risk
Sector Focus Risk
Short Sales Risk
U.S. Government Securities and U.S. Government Agencies Risk

Touchstone Conservative Allocation Fund	Risks of the Fund: Risk of Fund of Funds Structure	Conflicts of Interest
Risks of Underlying Funds:
Call Risk
Changes in Debt Ratings
Credit Risk
Debt Securities Risk
Depository Receipts Risk
Derivatives Risk
Equity Securities Risk
Large Cap Risk
Merger Arbitrage Risk
Mid Cap Risk
Non-Diversification Risk
Real Estate Investment Trust Risk
Small Cap Risk
Foreign Securities Risk

Emerging Market Countries Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Mortgage-Backed Securities and Asset Backed-Securities Risk
Sector Focus Risk
Short Sales Risk
U.S. Government Securities and U.S. Government Agencies Risk

Prospectus - Exhibits

Acquiring Funds	Principal Risks

Touchstone Growth Allocation Fund	Risks of the Fund: Risk of Fund of Funds Structure	Conflicts of Interest

Risks of Underlying Funds:
Call Risk
Changes in Debt Ratings
Credit Risk
Debt Securities Risk
Depository Receipts Risk
Derivatives Risk
Equity Securities Risk
Large Cap Risk
Merger Arbitrage Risk
Mid Cap Risk
Non-Diversification Risk
Real Estate Investment Trust Risk
Small Cap Risk
Foreign Securities Risk

Emerging Market Countries Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Mortgage-Backed Securities and Asset Backed-Securities Risk
Sector Focus Risk
Short Sales Risk
U.S. Government Securities and U.S. Government Agencies Risk

Touchstone Moderate Growth Allocation Fund	Risks of the Fund: Risk of Fund of Funds Structure	Conflicts of Interest
Risks of Underlying Funds:
Call Risk
Changes in Debt Ratings
Credit Risk
Debt Securities Risk
Depository Receipts Risk
Derivatives Risk
Equity Securities Risk
Large Cap Risk
Merger Arbitrage Risk
Mid Cap Risk
Non-Diversification Risk
Real Estate Investment Trust Risk
Small Cap Risk
Foreign Securities Risk

Emerging Market Countries Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Mortgage-Backed Securities and Asset Backed-Securities Risk
Sector Focus Risk
Short Sales Risk
U.S. Government Securities and U.S. Government Agencies Risk

Prospectus - Exhibits

Acquiring Funds	Principal Risks
Touchstone US Long/Short Fund	Equity Securities Risk Large Cap Risk Mid Cap Risk Foreign Securities Risk	Leverage Risk Portfolio Turnover Risk Sector Focus Risk Short Sales Risk

Touchstone Value Fund	Equity Securities Risk Large Cap Risk Mid Cap Risk	Investment Style Risk (Value) Non-Diversified Fund Risk Sector Focus Risk

Touchstone International Small Cap Fund	Change in Market Capitalization Risk Depository Receipts Risk Equity Securities Risk	Foreign Securities Risk Emerging Markets Risk Small Cap Risk

Touchstone Focused Fund	Equity Securities Risk Foreign Securities Risk Emerging Markets Risk	Investment Style Risk Non-Diversified Fund Risk Sector Focus Risk

Touchstone International Equity Fund	Depository Receipts Risk Equity Securities Risk Small Cap Risk	Foreign Securities Risk Emerging Markets Risk Sector Focus Risk

Touchstone Capital Growth Fund	Change in Market Capitalization Risk Depository Receipts Risk Equity Securities Risk Large Cap Risk	Investment Style Risk (Growth) Non-Diversified Fund Risk Sector Focus Risk

Touchstone Small Cap Value Opportunities Fund	Change in Market Capitalization Risk Equity Securities Risk Small Cap Risk	Investment Style Risk (Value) Sector Focus Risk

Touchstone Mid Cap Value Opportunities Fund	Change in Market Capitalization Risk Equity Securities Risk Mid Cap Risk	Small Cap Risk Investment Style Risk (Value) Sector Focus Risk

Touchstone Emerging Growth Fund	Depository Receipts Risk Equity Securities Risk Mid Cap Risk Small Cap Risk	Foreign Securities Risk Investment Style Risk (Growth) Portfolio Turnover Risk

Prospectus - Exhibits

Call Risk: During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

Change in Market Capitalization Risk: A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-adviser’s judgment, the security remains otherwise consistent with the Fund’s investment objective and strategies. However, this change could affect the Fund’s flexibility in making new investments.

Changes in Debt Ratings:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Conflicts of Interest:  Touchstone may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds because Touchstone may receive higher fees from certain underlying funds than others. However, Touchstone is a fiduciary to the Fund and is required to act in the Fund’s best interest.

Covered Call Options Risk:  Investments in covered calls involve certain risks.  These risks include:

•
Limited Gains.  When the Fund writes a covered call option, the Fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium.  By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.  While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•
Lack of Liquidity for the Option.  A liquid market may not exist for the option.  If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•
Lack of Liquidity for the Security.  The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities.  Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Depository Receipts Risk: Foreign receipts, which include ADRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.  ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

Prospectus - Exhibits

Derivatives Risk (Touchstone Dynamic Equity Fund): The Fund may invest in derivatives, such as futures and options contracts, options related to futures contracts or swap contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks to which it would otherwise not be subject.  The lack of a liquid secondary market for a particular derivative instrument may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its goals and to realize profits or limit losses.  Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss to the Fund.

Derivatives Risk (Allocation Funds):  The underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment objectives. The use of such derivatives may expose the underlying funds to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

Emerging Market Countries Risk:  Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable.  In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.  Economic or political changes may cause larger price changes in these securities than in other foreign securities.

Equity Securities Risk (Touchstone Dynamic Equity Fund, Touchstone US Long/Short Fund and Allocation Funds):  A Fund or an underlying fund, as applicable, is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of a Fund or an underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of a Fund or an underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.  The market may also fail to recognize the sub-adviser’s determination of an investment’s value or the sub-adviser may misgauge that value.

Equity Securities Risk (All Other Funds):  The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.  The market may also fail to recognize the sub-adviser’s determination of an investment’s value or the sub-adviser may misgauge that value.

Foreign Securities Risk (Allocation Funds): Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations.  Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities.  In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

Foreign Securities Risk (Touchstone US Long/Short Fund, Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund): Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Foreign Securities Risk (Touchstone International Equity Fund, Touchstone International Small Cap Fund and Touchstone Focused Fund):  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Prospectus - Exhibits

Futures Contracts Risk:  A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.  A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

High Yield Risk:  Non-investment grade debt securities are sometimes referred to as “junk bonds” and may be very risky with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Index and ETF Call Options Risk: Writing index and ETF call options is intended to reduce the Fund’s volatility and provide income, although it may also reduce the Fund’s ability to profit from increases in the value of its equity portfolio.

Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

Investment Style Risk (Value):  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

Investment Style Risk (Growth):  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Investment Style Risk (Touchstone Focused Fund): The Fund’s investment strategy often involves overweighting the Fund’s position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments. In addition, the Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

Investment Style Risk (Allocation Funds):  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

Large Cap Risk:  Large Cap Risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk (Touchstone Dynamic Equity Fund):  By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund’s exposure to long or short equity positions and make any change in the Fund’s net asset value greater than without the use of leverage.  Leverage generally results in increased volatility of returns.

Prospectus - Exhibits

Leverage Risk (Touchstone US Long/Short Fund):  By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund’s exposure to long or short equity positions and make any change in the Fund’s net asset value greater than without the use of leverage.  This could result in increased volatility of returns.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

Mid Cap Risk: Mid Cap Risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities and Asset-Backed Securities: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

Non-Diversified Fund Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Non-Diversification Risk (Asset Allocation Funds):  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Portfolio Turnover Risk:  The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.  High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

Real Estate Investment Trust (“REITs”) Risk:  REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

Risks of Fund of Funds Structure: The value of an investment in a Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment objectives, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment objectives. Because a Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in a Fund include the principal risks of investing in the underlying funds.

Prospectus - Exhibits

The more a Fund allocates to equity funds, the greater the expected risk.  To the extent that a Fund invests more of its assets in one underlying fund than another, such Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from a Fund’s transactions in shares of the underlying funds.  A Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Sector Focus Risk:  A Fund or underlying fund, as applicable, that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on a Fund or an underlying fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Short Sales Risk:  When selling a security short, the Fund or underlying fund, as applicable, will sell a security it does not own at the then-current market price.  The fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because the fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Small Cap Risk: Small-cap companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Tax Consequences: The Fund expects to generate premiums from its sale of call options.  These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes.  Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses.  Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains.  Short-term capital gains are usually taxable as ordinary income when distributed to shareholders.  Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions, or reorganizations) may force it to realize capital gains or losses at inopportune times.

U.S. Government Securities and U.S. Government Agencies Risk:  U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Prospectus - Exhibits

Investment Strategies and Risks

Can a Fund Depart From its Principal Investment Strategies?

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in our Statement of Additional Information (“SAI”).

Each Fund’s investment goal is non-fundamental, and may be changed by the Trust’s Board of Trustees without shareholder approval.  You would be notified at least 30 days before any change takes effect.  The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations (i.e., fixed and variable rate securities and high quality debt securities of corporate and government issuers) that would not ordinarily be consistent with the Funds’ goals. This defensive investing may increase a Fund’s taxable income. A Fund will do so only if the Advisor or the Fund’s sub-advisor believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains. Of course, there can be no guarantee that any Fund will achieve its investment goal.

Portfolio Composition

Certain of the Funds have adopted policies to invest, under normal circumstances, at least 80% of the value of the Fund’s “assets” in certain types of investments suggested by its name (the “80% Policy”). For purposes of these 80% Policies, the term “assets” means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy.

Additional Information about Fund Investments

Foreign Companies (or Issuers):  Foreign companies (or issuers) are companies that meet all of the following criteria:

•	They are organized under the laws of a foreign country
•	They maintain their principal place of business in a foreign country
•	The principal trading market for their securities is located in a foreign country
•	They derive at least 50% of their revenues or profits from operations in foreign countries
•	They have at least 50% of their assets located in foreign countries

Each of the Touchstone Dynamic Equity Fund, the Touchstone Emerging Growth Fund and the Touchstone US Long/Short Fund may invest up to 20% of its assets in securities of foreign issuers.  Each of the Touchstone Value Fund, the Touchstone Capital Growth Fund, the Touchstone Mid Cap Value Opportunities Fund and the Touchstone Small Cap Value Opportunities may invest up to 15% of its assets in securities of foreign issuers.  Depository receipts are not considered by these Funds to be securities of foreign issuers for purposes of this limitation.

Emerging Market Countries:  Emerging market countries are generally countries that are not included in the MSCI World Index.  As of May 30, 2011, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, South Africa, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The country composition of the MSCI World Index can change over time.  When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

•	It is organized under the laws of an emerging market country.
•	It maintains its principal place of business in an emerging market country.
•	The principal trading market for its securities is located in an emerging market country.
•	It derives at least 50% of its revenues or profits from operations within emerging market countries.
•	It has at least 50% of its assets located in emerging market countries.

Prospectus - Exhibits

Other Investment Companies:  The Funds may invest in securities issued by other investment companies.  This may include money market funds, index funds, iShares®, SPDRs and similar securities of other issuers.  When a Fund invests in other investment companies, shareholders indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Touchstone Advisors has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Funds to invest their uninvested cash or cash collateral in one or more affiliated money market funds.  Each Fund may invest up to 25% of its total assets in affiliated money market funds, subject to that Fund’s investment limitations and certain other conditions pursuant to the exemptive order.

Non-Principal Risks: In addition to the principal risks described above, the Acquiring Funds or their corresponding underlying funds may be subject to the following non-principal risks:

Derivatives (All Funds for which Derivatives Risk was not listed as a principal risk): This section applies to the Asset Allocation Funds through its investment in underlying funds.  Each Fund may, but is not required to, use derivative instruments for any of the following purposes:

•	To hedge against adverse changes - caused by changing interest rates, stock market prices or currency exchange rates - in the market value of securities held by or to be bought for a Fund;

•	As a substitute for purchasing or selling securities;

•	To shorten or lengthen the effective portfolio maturity or duration of tax-exempt bonds;

•	To enhance a Fund’s potential gain in non-hedging or speculative situations; or

•	To lock in a substantial portion of the unrealized appreciation in a stock without selling it.

A derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative instruments can have a large impact on a portfolio’s yield, stock prices and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund’s holdings less liquid and harder to value, especially in declining markets. In addition, much of the income and gains generated by derivatives will be taxed as ordinary income. With the exception of the Dynamic Equity Fund, under normal circumstances, derivatives will typically be limited to an amount less than 10% of each Fund’s assets.

Exchange-Traded Funds (All Funds):  The Funds may invest in shares of exchange-traded funds (“ETFs”). An ETF is a registered investment company that seeks to track the performance of a particular market index. Investing in an ETF generally offers instant exposure to an index or a broad range of markets, sectors, geographic regions or industries.

When investing in ETFs, shareholders bear their proportionate share of the Fund’s expenses and their proportionate share of ETF expenses which are similar to the Fund’s expenses. Also, although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

Foreign Risk (Touchstone Value Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund and Touchstone Small Cap Value Opportunities Fund): Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations.  Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities.  In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

Manager of Managers Risk (All Funds):  Touchstone engages one or more sub-advisers to make investment decisions on its behalf for a portion or all of each Fund. There is a risk that the Touchstone may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.

Lending of Portfolio Securities (All Funds):  The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund’s sub-adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.  More information on securities lending is available in the SAI.

Prospectus - Exhibits

Market Disruption Risk (All Funds): The United States has experienced during the past few years significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest.  During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and Sub-advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that it will be successful in doing so.

Prospectus - Exhibits

EXHIBIT C

THE ACQUIRING FUNDS’ MANAGEMENT

THE FUNDS’ MANAGEMENT

Investment Adviser

Touchstone Advisors, Inc. (“Touchstone Advisors” or the “Adviser”)

303 Broadway, Suite 1100, Cincinnati, OH 45202

Touchstone Advisors has been a registered investment adviser since 1994. As of September 30, 2011, Touchstone Advisors had approximately $7 billion in assets under management. As the Funds’ Adviser, Touchstone Advisors continuously reviews, supervises and administers the Funds’ investment programs and also ensures compliance with the Funds’ investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund’s sub-adviser(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-adviser that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-adviser, including:

•	Level of knowledge and skill

•	Performance as compared to its peers or benchmark

•	Consistency of performance over 5 years or more

•	Level of compliance with investment rules and strategies

•	Employees facilities and financial strength

•	Quality of service

Touchstone Advisors will also continually monitor each sub-adviser’s performance through various analyses and through in-person, telephone and written consultations with a sub-adviser. Touchstone Advisors discusses its expectations for performance with each sub-adviser and provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-adviser’s contract should be renewed, modified or terminated.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisers, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-adviser affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-adviser to one or more Funds. Shareholders of a Fund will be notified of any changes in its sub-advisory arrangements.

Two or more sub-advisers may manage a Fund, with each managing a portion of the Fund’s assets. If a Fund has more than one sub-adviser, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-adviser. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisers.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-adviser, custodian, transfer agent, sub-administrative agent or other parties.  For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from each Fund as listed below at an annualized rate, based on the average daily net assets of the Fund. Touchstone Advisors pays sub-advisory fees to each sub-adviser from its advisory fee.

Prospectus - Exhibits

Fund	Annual Fee Rate
Touchstone US Long/Short Fund
0.80% on first $300 million of assets; 0.75% on next $200 million of assets; 0.70% on next $250 million of assets; 0.65% on next $250 million of assets; 0.60% on next $500 million of assets;
0.55% on next $500 million of assets; and 0.50% on assets over $2 billion

Touchstone Value Fund
0.75% on first $300 million of assets; 0.73% on next $200 million of assets; 0.72% on next $250 million of assets; 0.70% on next $250 million of assets; 0.68% on next $500 million of assets;
0.67% on next $500 million of assets; and 0.66% on assets over $2 billion

Touchstone International Small Cap Fund
0.95% on first $300 million of assets; 0.90% on next $200 million of assets; 0.85% on next $250 million of assets; 0.80% on next $250 million of assets; 0.75% on next $500 million of assets;
0.70% on next $500 million of assets; and 0.65% on assets over $2 billion

Touchstone Capital Growth Fund
0.70% on first $300 million of assets; 0.685% on next $200 million of assets; 0.675% on next $250 million of assets; 0.675% on next $250 million of assets; 0.625% on next $500 million of assets;
0.575% on next $500 million of assets; and 0.525% on assets over $2 billion

Touchstone Mid Cap Value Opportunities Fund	0.85% on first $300 million of assets; 0.80% on next $200 million of assets; and 0.75% on assets over $500 million
Touchstone Small Cap Value Opportunities Fund	0.95% on first $300 million of assets; 0.90% on next $200 million of assets; and 0.85% on assets over $500 million
Touchstone Focused Fund	0.70% on first $100 million of assets; 0.65% on next $400 million of assets; and 0.60% on assets over $500 million
Touchstone Dynamic Equity Fund
0.85% on first $300 million of assets; 0.80% on next $200 million of assets; 0.75% on next $250 million of assets; 0.70% on next $250 million of assets; 0.65% on next $500 million of assets; 0.60% on next $500 million of assets; and 0.55% on assets over $2 billion

Touchstone Emerging Growth Fund	0.90% of assets
Touchstone International Equity Fund	0.90% on first $300 million of assets; 0.85% on next $200 million of assets; and 0.80% on assets over $500 million
Touchstone Conservative Allocation Fund	0.20% on first $1 billion of assets; 0.175% on next $1 billion of assets; 0.150% on next $1 billion of assets; and 0.125% on assets over $3 billion
Touchstone Balanced Allocation Fund	0.20% on first $1 billion of assets; .175% on next $1 billion of assets; 0.150% on next $1 billion of assets; and 0.125% on assets over $3 billion
Touchstone Moderate Growth Allocation Fund	0.25% on first $1 billion of assets; 0.225% on next $1 billion of assets; 0.20% on next $1 billion of assets; and 0.175% on assets over $3 billion
Touchstone Growth Allocation Fund	0.25% on first $1 billion of assets; 0.225% on next $1 billion of assets; 0.20% on next $1 billion of assets; and 0.175% on assets over $3 billion

Prospectus - Exhibits

Contractual Fee Waiver Agreement

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to limit certain Funds’ total operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, other extraordinary expenses not incurred in the ordinary course of Touchstone’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) or other expenses. The contractual limits set forth below have been adjusted to include the effect of Rule 12b-1 fees and other class specific expenses, if applicable. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month. These fee waivers and expense reimbursements will remain in effect for at least two years following the closing of the Reorganizations.  Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s expenses are below the expense limitation.

Fund	Contractual Limit on Total Operating Expenses
Touchstone US Long/Short Fund Class A Class C Class Y Institutional	1.30% 2.05% 1.05% 0.90%
Touchstone Value Fund Class A Class C Class Y Institutional	1.20% 1.95% 0.95% 0.85%
Touchstone International Small Cap Fund Class A Class C Class Y Institutional	1.55% 2.30% 1.30% 1.05%
Touchstone Capital Growth Fund Class A Class C Class Y Institutional	1.25% 2.00% 1.00% 0.90%
Touchstone Mid Cap Value Opportunities Fund Class A Class C Class Y Institutional	1.29% 2.04% 1.04% 0.89%
Touchstone Small Cap Value Opportunities Fund Class A Class C Class Y Institutional	1.50% 2.25% 1.25% 1.10%
Touchstone Focused Fund Class A Class C Class Y Institutional	1.20% 1.95% 0.80% 0.95%
Touchstone Dynamic Equity Fund Class A Class C Class Y Institutional	1.55% 2.30% 1.30% 1.25%
Touchstone Emerging Growth Fund Class A Class C Class Y Institutional	1.39% 2.14% 1.14% 0.99%
Touchstone International Equity Fund Class A Class C Class Y Institutional	1.39% 2.14% 1.14% 0.99%
Touchstone Conservative Allocation Fund Class A Class C Class Y Institutional	0.61% 1.36% 0.36% 0.36%
Touchstone Balanced Allocation Fund Class A Class C Class Y Institutional	0.64% 1.39% 0.39% 0.39%
Touchstone Moderate Growth Allocation Fund Class A Class C Class Y Institutional	0.57% 1.32% 0.32% 0.32%
Touchstone Growth Allocation Fund Class A Class C Class Y Institutional	0.57% 1.32% 0.32% 0.32%

Prospectus - Exhibits

Advisory and Sub-advisory Agreement Approval

A discussion of the basis for the Board of Trustees of Touchstone Strategic Trust’s approval of the Acquiring Funds’ advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s Annual Report.

Touchstone Advisors has entered into a separate agreement with Thompson Siegel & Walmsley LLC (“TS&W”) whereby Touchstone Advisors will not propose that the Trust’s Board of Trustees terminate TS&W as sub-advisor to the Touchstone Mid Cap Value Opportunities Fund during the initial two-year term of TS&W's sub-advisory agreement, except under certain limited circumstances. This agreement raises a potential conflict of interest for Touchstone Advisors as it might inhibit Touchstone Advisors from terminating TS&W in circumstances in which Touchstone Advisors would otherwise terminate TS&W absent the agreement. Touchstone Advisors will, however, terminate TS&W as sub-advisor under any and all circumstances where its fiduciary duty to shareholders necessitates such action.

Fort Washington Investment Advisors, Inc. is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as The Fund’s sub-adviser. The Board of Trustees reviews Touchstone Advisors’ decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

Sub-advisers

Analytic Investors, LLC, an SEC-registered advisor located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as sub-adviser to the Touchstone US Long/Short Fund and the Touchstone Dynamic Equity Fund.  As sub-adviser, Analytic makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  Analytic was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors.  Analytic serves pension and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies.  As of July 31, 2011, Analytic managed $5.9 billion in assets.

Barrow, Hanley, Mewhinney & Strauss, LLC, an SEC-registered advisor located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as sub-adviser to the Touchstone Value Fund.  As sub-adviser, Barrow Hanley makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979.  As of June 30, 2011, Barrow Hanley managed $63.1 billion in assets.

Copper Rock Capital Partners LLC, an SEC-registered advisor located at 200 Clarendon Street, 51st Floor, Boston, Massachusetts 02116, serves as sub-adviser to the Touchstone International Small Cap Fund and the Touchstone Emerging Growth Fund.  As sub-adviser, Copper Rock makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  Copper Rock was established in 2005 and also manages discretionary equity portfolios for institutional accounts.  As of July 31, 2011, Copper Rock managed $1.6 billion in assets.

Ashfield Capital Partners, LLC, an SEC-registered advisor located at 750 Battery Street, Suite 600, San Francisco, California 94111, serves as sub-adviser to the Touchstone Capital Growth Fund.  As sub-adviser, Ashfield makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  Ashfield, founded in 1973, also provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public funds, multi-employer pension plans, endowments and foundations.  As of March 31, 2011, Ashfield managed $4 billion in assets.

Thompson Siegel & Walmsley LLC, an SEC-registered advisor located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, serves as sub-adviser to the Touchstone Mid Cap Value Opportunities Fund and the Touchstone Small Cap Value Opportunities Fund.  As sub-adviser, TS&W makes investment decisions for each Fund and also ensures compliance with each Fund’s investment policies and guidelines.  Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and international investments.  As of March 31, 2011, TS&W managed $8.4 billion in assets.

Prospectus - Exhibits

Fort Washington Investment Advisors, Inc., an SEC-registered advisor located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202, serves as sub-adviser to the Touchstone Focused Fund. As sub-adviser, Fort Washington makes investment decisions for the Fund and also ensures compliance with the Touchstone Funds’ investment policies and guidelines. As of September 30, 2011, Fort Washington had approximately $37.2 billion in assets under management.

Acadian Asset Management LLC, an SEC-registered advisor located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as sub-adviser to the Touchstone International Equity Fund.  Acadian has provided investment management services since 1986.  As of July 31, 2011, Acadian had $50 billion in assets under management.

Ibbotson Associates Advisors, LLC, an SEC-registered advisor located at 22 West Washington Street, Chicago, Illinois 60602, is a wholly-owned subsidiary of Ibbotson Associates, Inc., which is a wholly-owned subsidiary of Morningstar, Inc.  As sub-adviser, Ibbotson makes investment decisions for the Asset Allocation Funds and also ensures compliance with each Asset Allocation Fund’s investment policies and guidelines.  As of July 31, 2011, Ibbotson had $2.7 billion in assets under management.

Touchstone US Long/Short Fund

Harindra de Silva, Ph.D., CFA, serves as President and Portfolio Manager, positions he has held since 1998.  Dr. de Silva is responsible for Analytic’s strategic direction and the ongoing development of its investment processes.  Dr. de Silva focuses on the ongoing research and portfolio management efforts for the firm’s U.S. equity strategies and Tactical Asset Allocation strategies.

Dennis Bein, CFA, serves as Chief Investment Officer and Portfolio Manager, positions he has held since 2004.  Mr. Bein is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as the day-to-day portfolio management and trading of those accounts.

Ryan Brown serves as Portfolio Manager, a position he has held since April 2010.  Mr. Brown served as a Portfolio Analyst with Analytic Investors from January 2007 to April 2010.  Mr. Brown is responsible for the ongoing research efforts for U.S. equity-based investment strategies. Prior to joining Analytic Investors, Mr. Brown worked for Beekman Capital Management as a research analyst from June 2006 to December 2006.

Touchstone Value Fund

James P. Barrow founded Barrow Hanley in August 1979.  Mr. Barrow serves as Portfolio Manager, a position he has held since 1979, and President, a position he has held since 2000.  He is currently a member of the large cap value equity team.

Robert J. Chambers, CFA, joined Barrow Hanley in August 1994.  Mr. Chambers is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Timothy J. Culler, CFA joined Barrow Hanley in May 1999.  Mr. Culler is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

J. Ray Nixon, Jr. joined Barrow Hanley in June 1994.  Mr. Nixon is an Executive Director and Portfolio Manager and serves as member of the large cap value equity team.

Mark Giambrone, CPA joined Barrow Hanley in January 1999.  Mr. Giambrone is a Managing Director and Portfolio Manager and serves as a member of the large value equity team.

Touchstone International Small Cap Fund

Stephen Dexter is the lead Portfolio Manager responsible for all final investment decisions. Denise Selden, CFA and David Shea, CFA are Portfolio Managers and assist Mr. Dexter on a daily basis.

Stephen Dexter serves as Partner and Chief Investment Officer / Lead Portfolio Manager for the Global Equities Team, positions he has held since joining Copper Rock in November 2008.  Prior to joining Copper Rock, Mr. Dexter served as Managing Director and as Chief Investment Officer for the Global and International Growth Equity Team at Putnam Investments from 1999 to October 2008.

Prospectus - Exhibits

Denise Selden, CFA, serves as Partner and Portfolio Manager on the Global Equities Team, positions she has held since joining Copper Rock in November 2008.  Prior to joining Copper Rock, Ms. Selden served as Managing Director and as Portfolio Manager on the Global and International Growth Equity Team at Putnam Investments from 1998 to October 2008.

David Shea, CFA, serves as Partner and Portfolio Manager on the Global Equities Team, positions he has held since joining Copper Rock in November 2008.  Prior to joining Copper Rock, Mr. Shea served as Senior Vice President and as Portfolio Manager on the Global and International Growth Equity Team at Putnam Investments from 2006 to October 2008.

Touchstone Capital Growth Fund

A team of portfolio managers comprise Ashfield’s Large Cap Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process.  All portfolio decisions are made collectively by consensus of the Committee.

Peter A. Johnson serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1994.

Gregory M. Jones, CFA, serves as Director of Global Equities and Portfolio Manager/Analyst for Ashfield, positions he has held since January 2011.  Prior to joining Ashfield, Mr. Jones served as Manager of Emerging Markets and Developed Asia for Omega Advisors from March 2010 to January 2011, and also as Chief Executive Officer of Jadeite Capital from 2007 to January 2011.  Mr. Jones served as Managing Director and Senior Portfolio Manager for Clay Finlay Inc. from 1995 to 2007.

J. Stephen Lauck, CFA, serves as President, CEO and Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

Marc W. Lieberman, CFA, serves as Director of Research since October 2010 and Portfolio Manager/Analyst for Ashfield since 2002.

J. Stephen Thornborrow serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

Touchstone Mid Cap Value Opportunities Fund

Brett P. Hawkins, CFA, serves as Portfolio Manager for the Funds.  Mr. Hawkins has served as a Portfolio Manager with TS&W since April 2001.

Touchstone Small Cap Value Opportunities Fund

Frank H. Reichel III, CFA, serves as Chief Investment Officer, a position he has held since January 2007, and Portfolio Manager, a position he has held since August 2000.

Touchstone Focused Fund

James Wilhelm, Vice President and Senior Portfolio Manager, joined Fort Washington in 2002. He has investment experience dating back to 1993. He began as a Senior Equity Analyst in 2002 and then was named Portfolio Manager in 2005. He became an Assistant Vice President in 2007 and then became Vice President in 2008.

Touchstone Dynamic Equity Fund

Harindra de Silva, Ph.D., CFA, serves as President and Portfolio Manager, positions he has held since 1998.  Dr. de Silva is responsible for Analytic’s strategic direction and the ongoing development of its investment processes.  Dr. de Silva focuses on the ongoing research and portfolio management efforts for the firm’s U.S. equity strategies and Tactical Asset Allocation strategies.

Dennis Bein, CFA, serves as Chief Investment Officer and Portfolio Manager, positions he has held since 2004.  Mr. Bein is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as the day-to-day portfolio management and trading of those accounts.

Gregory McMurran has served as Chief Investment Officer and Portfolio Manager at Analytic since 1976.

Ryan Brown serves as Portfolio Manager, a position he has held since April 2010.  Mr. Brown served as a Portfolio Analyst with Analytic Investors from January 2007 to April 2010.  Mr. Brown is responsible for the ongoing research efforts for U.S. equity-based investment strategies. Prior to joining Analytic Investors, Mr. Brown worked for Beekman Capital Management as a research analyst from June 2006 to December 2006.

Prospectus - Exhibits

Touchstone Emerging Growth Fund

Tucker M. Walsh has served as Chief Executive Officer, Head of Portfolio Management, and Portfolio Manager at Copper Rock since 2005.

David Cavanaugh has served as Co-Assistant Portfolio Manager, Senior Research Analyst and Partner at Copper Rock since 2005.

Greg Poulos, CFA has served as Co-Assistant Portfolio Manager, Senior Research Analyst and Partner at Copper Rock since 2005.

Touchstone International Equity Fund

Brendan O. Bradley has served as Senior Vice President and Director of Managed Volatility Strategies at Acadian since June 2010 and Senior Vice President, Portfolio Manager and Quantitative Research Specialist at Acadian since 2004.

John R. Chisholm has served as Executive Vice President and Chief Investment Officer at Acadian since January 2010 and Executive Vice President and Co-Chief Investment Officer at Acadian since 1987.

Ronald D. Frashure has served as President at Acadian since March 1988 and Chief Executive Officer at Acadian since January 2008.

Asha Mehta has served as Vice President and Portfolio Manager at Acadian since March 2010 and served as Associate Portfolio Manager at Acadian from March 2009 to February 2010.  Mr. Mehta also served as an Investment Research Analyst at Acadian from April 2007 to March 2009 and was a Manager at Johnson & Johnson from 2004 to April 2007.

Asset Allocation Funds

Peng Chen, Ph.D., CFA, Lead Portfolio Manager, has served as the President at Ibbotson since 2006 and was the Managing Director and Chief Investment Officer of Ibbotson from 1997 to 2006.

Brian Huckstep, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.

Scott Wentsel, CFA, CFP, Portfolio Manager, has served as a Vice President and Senior Portfolio Manager at Ibbotson since 2005.

John Thompson, Jr., Co-Head Investment Advisory, and served as Vice President, Portfolio Manager & Director, Global Investment Services at Ibbotson from 2006 to 2011 and Portfolio Manager from 1999 to 2006.

Chris Armstrong, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.

Prospectus - Exhibits

EXHIBIT D

OUTSTANDING SHARES OF THE OLD MUTUAL FUNDS

As of November 14, 2011, there were the following number of shares outstanding of each class of each Old Mutual Fund:

Old Mutual Fund/Share Classes	Net Asset Value per Share

Prospectus - Exhibits

EXHIBIT E

OWNERSHIP OF THE OLD MUTUAL FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of November 14, 2011, to the best knowledge of an Old Mutual Fund owned 5% or more of the outstanding shares of each class of each Old Mutual Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of an Old Mutual Fund is presumed to “control” the fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*

_____%

__________

*Old Mutual has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Old Mutual Fund, the ownership of shares of an Old Mutual Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Old Mutual Fund as of November 14, 2011.

Prospectus - Exhibits

EXHIBIT F

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions – Issuer Diversification

Old Mutual Fund	Old Mutual Fund Fundamental Diversification Restriction	Acquiring Fund Fundamental Diversification Restriction
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Growth Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Analytic Fund
Old Mutual International Equity Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual TS&W Small Cap Value Fund
Old Mutual TS&W Mid-Cap Value Fund

Each Fund is a “diversified company” as defined in the 1940 Act. This means that each such Fund will not purchase the securities of any issuer if, as a result, such Fund would fail to be a diversified company within the meaning of the “1940 Act Laws, Interpretations, and Exemptions.”1  This restriction does not prevent the Funds from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions.

Each Fund is a “diversified company” as defined in the 1940 Act.  This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions.  This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Old Mutual Barrow Hanley Value Fund Old Mutual Large Cap Growth Fund Old Mutual Focused Fund	No fundamental policy. Each Fund is non-diversified.	No fundamental policy. Each Fund is non-diversified.

*           *           *           *

1The defined term “1940 Act Laws, Interpretations, and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Funds.

Prospectus - Exhibits

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions – Borrowing  (combined with Senior Securities)

Old Mutual Fund	Old Mutual Fund Fundamental Borrowing Restriction	Acquiring Fund Fundamental Borrowing Restriction
All Funds	No Fund may borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations, and Exemptions.	A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

*           *           *           *

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions  – Senior Securities

Old Mutual Fund	Old Mutual Fund Fundamental Senior Securities Restriction	Acquiring Fund Fundamental Senior Securities Restriction
All Funds	[Included in restriction on borrowing, above.]	[Included in restriction on borrowing, above.]

*           *           *           *

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions  – Underwriting

Old Mutual Fund	Old Mutual Fund Fundamental Underwriting Restriction	Acquiring Fund Fundamental Underwriting Restriction
All Funds
A Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition, or resale of its portfolio securities, regardless of whether such Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

A Fund may not underwrite the securities of other issuers.  This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

*           *           *           *

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions  – Industry Concentration

Old Mutual Fund	Old Mutual Fund Fundamental Industry Concentration Restriction	Acquiring Fund Fundamental Industry Concentration Restriction
Old Mutual Asset Allocation Balanced Portfolio Old Mutual Asset Allocation Conservative Portfolio Old Mutual Asset Allocation Growth Portfolio Old Mutual Asset Allocation Moderate Growth Portfolio
No Asset Allocation Portfolio will make an investment that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations, and   Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit an Asset Allocation Portfolio’s investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. In complying with this restriction, an Asset Allocation Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual Focused Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Small Cap Value Fund
Old Mutual TS&W Mid-Cap Value Fund

A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry.  This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

*           *           *           *

Prospectus - Exhibits

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions  – Real Estate

Old Mutual Fund	Old Mutual Fund Fundamental Real Estate Restriction	Acquiring Fund Fundamental Real Estate Restriction
All Funds
A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

*           *           *           *

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions  – Commodities

Old Mutual Fund	Old Mutual Fund Fundamental Commodities Restriction	Acquiring Fund Fundamental Commodities Restriction
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Growth Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Analytic Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund

No Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual Focused Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Small Cap Value Fund
Old Mutual TS&W Mid-Cap Value Fund

A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in  securities that are secured by physical commodities in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

*           *           *           *

Prospectus - Exhibits

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions  – Loans

Old Mutual Fund	Old Mutual Fund Fundamental Lending Restriction	Acquiring Fund Fundamental Lending Restriction
All Funds
A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.

*           *           *           *

Old Mutual Fund and Acquiring Fund Fundamental Investment Restrictions – Other Investment Companies

Old Mutual Fund	Old Mutual Fund Fundamental Restriction on Investments in Other Investment Companies	Acquiring Fund Fundamental Restriction on Investments in Other Investment Companies
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Growth Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual Focused Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Small Cap Value Fund
Old Mutual TS&W Mid-Cap Value Fund

The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.
[No fundamental restriction.]
Old Mutual Analytic Fund	[No fundamental restriction.]	[No fundamental restriction.]

*           *           *           *

Prospectus - Exhibits

Old Mutual Fund and Acquiring Fund Non-Fundamental Investment Restrictions – Illiquid Securities

Old Mutual Fund	Old Mutual Fund Non-Fundamental Illiquid Securities Restriction	Acquiring Fund Non-Fundamental Illiquid Securities Restriction
All Funds
A Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.
[No non-fundamental policy]

*           *           *           *

Old Mutual Fund and Acquiring Fund Non-Fundamental Investment Restrictions – Issuer Diversification

Old Mutual Fund	Old Mutual Fund Non-Fundamental Issuer Diversification Restriction	Acquiring Fund Non-Fundamental Issuer Diversification Restriction
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Growth Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual TS&W Small Cap Value Fund
Old Mutual TS&W Mid-Cap Value Fund

In complying with the fundamental restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

In complying with the fundamental investment restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Old Mutual Analytic Fund	[No non-fundamental policy]
In complying with the fundamental investment restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Old Mutual Focused Fund Old Mutual Barrow Hanley Value Fund Old Mutual Large Cap Growth Fund	[No non-fundamental policy]	[No non-fundamental policy]

*           *           *           *

Prospectus - Exhibits

Old Mutual Fund and Acquiring Fund Non-Fundamental Investment Restrictions – Borrowing (and Senior Securities)

Old Mutual Fund	Old Mutual Fund Non-Fundamental Borrowing (and Senior Securities) Restriction	Acquiring Fund Non-Fundamental Borrowing (and Senior Securities) Restriction
Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, each Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers, or current and future funds advised by the Fund’s investment adviser, Old Mutual Capital, Inc. (“Old Mutual” or the “Adviser”) or an affiliate of the Adviser as well as portfolios of other registered investment companies whose investment adviser is controlling, controlled by or under common control with the Adviser (“Affiliated Funds”) on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A Fund may not purchase additional securities when borrowings exceed 5% of such Fund’s total assets.

In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, a Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

Old Mutual Barrow Hanley Value Fund

Old Mutual Copper Rock International Small Cap Fund

Old Mutual Focused Fund

Old Mutual Large Cap Growth Fund

Old Mutual TS&W Small Cap Value Fund

Old Mutual TS&W Mid-Cap Value Fund

In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers or a portfolio of another registered investment company whose investment adviser Old Mutual or whose investment adviser is controlling, controlled by, or under common control with Old Mutual (“Affiliated Fund”) on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A Fund may not purchase additional securities when borrowings exceed 5% of the Fund’s total assets.

In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, a Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

Old Mutual Analytic U.S. Long/Short Fund
In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers or a portfolio of another registered investment company whose investment adviser Old Mutual or whose investment adviser is controlling, controlled by, or under common control with Old Mutual (“Affiliated Fund”) on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely.  The Fund may borrow for leveraging and may engage in short sales up to the limits described in the Fund’s prospectuses and SAI.

In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, a Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

Old Mutual Analytic Fund
Old Mutual Analytic Fund may not borrow money, except that: (i) it may borrow from banks (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); (ii) it may borrow up to an additional 5% of its total assets for temporary purposes; (iii) each such Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and (iv) it may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

Notwithstanding the investment restrictions above, Old Mutual Analytic Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, a Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

*           *           *           *

Prospectus - Exhibits

Old Mutual Fund and Acquiring Fund Non-Fundamental Investment Restrictions – Industry Concentration

Old Mutual Fund	Old Mutual Fund Non-Fundamental Industry Concentration Restriction	Acquiring Fund Non-Fundamental Industry Concentration Restriction
Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual Analytic U.S. Long/Short Fund

Old Mutual Barrow Hanley Value Fund

Old Mutual Copper Rock International Small Cap Fund

Old Mutual Focused Fund

Old Mutual Large Cap Growth Fund

Old Mutual TS&W Small Cap Value Fund

Old Mutual TS&W Mid-Cap Value Fund

In complying with the fundamental investment restriction regarding industry concentration, a Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations, such as the World Bank, the European Union, and the European Coal and Steel Community, are deemed to be issuers conducting their  principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric, and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g., automobile finance, bank finance, and diversified finance).
[No non-fundamental policy]
Old Mutual Analytic Fund Old Mutual International Equity Fund	[No non-fundamental policy.]	[No non-fundamental policy]

*           *           *           *

Old Mutual Fund and Acquiring Fund Non-Fundamental Investment Restrictions – Loans

Old Mutual Fund	Old Mutual Fund Non-Fundamental Lending Restriction	Acquiring Fund Non-Fundamental Lending Restriction
All Funds
In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33 1/3% of its total assets and may lend money to other Affiliated Funds, on such terms and conditions as the SEC may require in an exemptive order on which a Fund may rely.

In complying with the fundamental investment restriction with regard to making loans, a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Statement of Additional Information.

*           *           *           *

Prospectus - Exhibits

Old Mutual Fund and Acquiring Fund Non-Fundamental Investment Restrictions – Open-End Investment Companies

Old Mutual Fund	Old Mutual Fund Non-Fundamental Restriction on Investments in Open-End Investment Companies	Acquiring Fund Non-Fundamental Restriction on Investments in Open-End Investment Companies
Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Copper Rock International Small Cap Fund

Old Mutual Large Cap Growth Fund

Old Mutual TS&W Small Cap Value Fund

Notwithstanding the fundamental investment restriction with regard to investing all assets in an open-end fund, a Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund. A Fund may (i) purchase securities of other investment companies as permitted by Section 12 (d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-1 under the 1940 Act; and (iii) lend money to other Affiliated Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Funds may rely.

[No non-fundamental policy]
Old Mutual Analytic Fund
A Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-1 under the 1940 Act; and (iii) lend money to other Affiliated Funds subject to the terms and  conditions of any exemptive orders issued by the SEC on which such Fund may rely.

A Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

[No non-fundamental policy]
Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Old Mutual Analytic U.S. Long/Short Fund

Old Mutual Barrow Hanley Value Fund

Old Mutual Focused Fund

Old Mutual TS&W Mid-Cap Value Fund

Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund. A Fund may (i) purchase securities of other investment companies as permitted by Section 12 (d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-1 under the 1940 Act; and (iii) lend money to other Affiliated Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Funds may rely.

A Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
[No non-fundamental policy]

*           *           *           *

Prospectus - Exhibits

EXHIBIT G

ADDITIONAL INFORMATION REGARDING THE ACQUIRING FUNDS

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Acquiring Funds through a broker-dealer or other financial intermediary (such as a bank), the Acquiring Funds and their related companies may pay the financial intermediary for the sale of Acquiring Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Acquiring Funds over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

CHOOSING A CLASS OF SHARES

Share Class Offerings.  Each class of shares has different sales charges and distribution fees.  The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

Class A Shares

The offering price of Class A shares of each Acquiring Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment.  Class A shares are subject to a 12b-1 distribution fee.

Class A Sales Charge-Equity Funds.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Equity Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Waiver of Class A Sales Charge.  There is no front-end sales charge if you invest $1 million or more in Class A shares of an Acquiring Fund.  If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge (“CDSC”) of 1% on the shares redeemed, if a commission was paid by Touchstone Securities, Inc. (“Touchstone”) to a participating unaffiliated broker dealer.  There is no front-end sales charge on exchanges between Funds or dividends reinvested in an Acquiring Fund.  In addition, there is no front-end sales charge on the following purchases:

•	Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having selling agreements with Touchstone.
•
Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone.

•	Purchases by a trust department of any financial institution in its capacity as trustee to any trust.
•	Purchases through authorized processing organizations described in this Proxy Statement/Prospectus.
•	Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.
•	Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.
•
Purchases by shareholders who owned shares of Touchstone Funds Group Trust as of November 17, 2006 who are investing additional shares for their account or opening new accounts in any Touchstone Fund. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

•	Reinvestment of redemption proceeds from Class A shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

Prospectus - Exhibits

*
Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee.  The term “employee” is deemed to include current and retired employees.

In addition, Class A shares may be purchased with no front-end sales charge through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers.  In each case, the intermediary has entered into an agreement with Touchstone Securities to include the Touchstone Funds in their program without the imposition of a sales charge.  The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services.  You should ask your financial institution if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals.  The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the Acquiring Funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program.  Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Sales charge waivers must be qualified in advance by Touchstone Securities by marking the appropriate section on the investment application and completing the “Eligibility for Exemption from Sales Charge” form.  You can obtain the application and form by calling Touchstone Securities at 1.800.543.0407 or by visiting the touchstoneinvestments.com website.  Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.  At the option of the Fund, the front-end sales charge may be included on future purchases.

Reduced Class A Sales Charge.  You may also purchase Class A shares of an Acquiring Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent.  The following purchasers (“Qualified Purchasers”) may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

•	an individual, an individual’s spouse, an individual’s children under the age of 21; or
•	a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved;
•	employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or
•	an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts (“Qualified Accounts”) held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

•	Individual accounts
•	Joint tenant with rights of survivorship accounts
•	Uniform gift to minor accounts (“UGTMA”)
•	Trust accounts
•	Estate accounts
•	Guardian/Conservator accounts
•	IRA accounts, including Traditional, Roth, SEP and SIMPLE
•	Coverdell Education Savings Accounts

Rights of Accumulation Program.  Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account.  You or your dealer must notify Touchstone Securities at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification.  If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge.  Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains.  If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

Prospectus - Exhibits

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge.  You or your financial intermediary must notify Touchstone Securities at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone Securities will calculate the combined value of all of the Qualified Purchaser’s Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge.  Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Letter of Intent. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application.  A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart.  The minimum initial investment under a Letter of Intent is $10,000.  You are not obligated to purchase additional shares if you complete a Letter of Intent.  However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level.  During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow.  If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account.  If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Other Information. Information about sales charges and breakpoints is also available in a clear and prominent format on the TouchstoneInvestments.com website.  You can access this information by selecting “Sales Charges and Breakpoints” under the “Pricing and Performance” link.  For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone Securities at 1.800.543.0407.

Class C Shares

Because in most cases it is more advantageous to purchase Class A shares for amounts of $1 million or more, a request to purchase Class C shares for $1 million or more will be considered as a purchase request for Class A shares or declined. Class C shares of the Acquiring Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Acquiring Funds. Class C shares are subject to a 12b-1 fee.  A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

Class Y Shares

Class Y shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Class Y shares are not subject to a 12b-1 fee or CDSC.

Institutional Shares

Institutional shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional shares are not subject to a 12b-1 fee or CDSC.

Prospectus - Exhibits

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

12b-1 Distribution Plans. Each Acquiring Fund offering Class A and Class C shares has adopted a distribution plan under Rule 12b-1 of the 1940 Act.  The plans allow each Acquiring Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  Under the Class A plan, the Acquiring Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares.  Under the Class C plan, the Acquiring Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Because these fees are paid out of an Acquiring Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Dealer Compensation. Touchstone, the Trust’s principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers.  Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of an Acquiring Fund or other Touchstone Funds.  Touchstone Securities reviews and makes changes to the focused distribution strategy on a continual basis.  These payments are generally based on a pro rata share of a dealer’s sales.  Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.  Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities.  Touchstone Advisors may also reimburse Touchstone Securities for making these payments.  For more information on payment arrangements, please see the section entitled “The Distributor” in the Statement of Additional Information to this Proxy Statement/Prospectus.

INVESTING WITH TOUCHSTONE

Choosing the Appropriate Investments to Match Your Goals. Investing well requires a plan.  We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

Purchasing Your Shares

For Class A shares and Class C shares, you may purchase shares of the Acquiring Funds directly from Touchstone Securities or through your financial advisor.

Class Y shares are available through certain financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone.

For Institutional shares, you may purchase shares of the Acquiring Funds directly from Touchstone Securities or through your financial institution.

In order to open an account you must complete an investment application.  You can obtain an investment application from Touchstone, your financial advisor, your financial institution, or by visiting our website at TouchstoneInvestments.com.  For more information about how to purchase shares, call Touchstone Securities at 1.800.543.0407.

Investor Alert: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management.  For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.  (See “Market Timing Policy” below.) Touchstone Securities may change applicable initial and additional investment minimums at any time.

Opening an Account

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you.  We may also ask to see your driver’s license or other identifying documents.  If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time (“ET”)), on the day that your account is closed.  If we close your account because we are unable to completely verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Prospectus - Exhibits

Investing in the Acquiring Funds

By mail or through your financial advisor

•	Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.
•
Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.

•
Your application will be processed subject to your check clearing.  If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

•	You may also open an account through your financial advisor.

Through your financial institution

•	You may invest in certain share classes by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.
•	Your financial institution will act as the shareholder of record of your shares.
•	Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.
•	Financial institutions may designate intermediaries to accept purchase and sales orders on the Acquiring Funds’ behalf.
•	Your financial institution may receive compensation from the Acquiring Funds, Touchstone, Touchstone Advisors or their affiliates.
•	Before investing in the Acquiring Funds through your financial institution, you should read any materials provided by your financial institution together with the Acquiring Funds’ Prospectus.

By exchange

•
Class A shares may be exchanged into any other Touchstone Class A Funds at NAV and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

•
Class C shares may be exchanged into any other Touchstone Class C Funds and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

•	Class Y shares and Institutional shares are not exchangeable.
•	You do not have to pay any exchange fee for your exchange.
•
Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

•
If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

•
If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

•
You should carefully review the disclosure provided in this Proxy Statement/Prospectus and the Acquiring Funds’ Prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

•	You may realize taxable gain if you exchange shares of an Acquiring Fund for shares of another Fund. See “Tax Information” for more information and the tax consequences of such an exchange.

Prospectus - Exhibits

Through retirement plans

You may invest in certain Acquiring Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

Individual Retirement Plans

•	Traditional Individual Retirement Accounts (“IRAs”)
•	Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
•	Spousal IRAs
•	Roth Individual Retirement Accounts (“Roth IRAs”)
•	Coverdell Education Savings Accounts (“Education IRAs”)
•	Simplified Employee Pension Plans (“SEP IRAs”)

Employer Sponsored Retirement Plans

•	Defined benefit plans
•	Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)
•	457 plans

Special Tax Consideration
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone Securities at 1.800.543.0407 or contact your financial advisor.

Through a processing organization

You may also purchase shares of the Acquiring Funds through a “processing organization,” (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers.  Some of the Touchstone Funds have authorized certain processing organizations (“Authorized Processing Organizations”) to receive purchase and sales orders on their behalf.  Before investing in the Acquiring Funds through a processing organization, you should read any materials provided by the processing organization together with the Acquiring Funds’ Prospectus.  You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf.  If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk.  When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone.  The Authorized Processing Organization may:

•	Charge a fee for its services
•	Act as the shareholder of record of the shares
•	Set different minimum initial and additional investment requirements
•	Impose other charges and restrictions
•	Designate intermediaries to accept purchase and sales orders on the Acquiring Funds’ behalf

Touchstone Securities considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form.  These orders will be priced based on the Fund’s NAV or offering price (which is NAV plus any applicable sales charge), if applicable, next computed after such order is received in proper form by an Authorized Processing Organization, or its authorized designee.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone.  Certain Authorized Processing Organizations may receive compensation from the Acquiring Funds, Touchstone, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone Securities in a timely manner.

Prospectus - Exhibits

Pricing of Purchases

We price direct purchases in the Acquiring Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received.  Direct purchase orders received by Touchstone, an Authorized Processing Organization, financial advisor or financial institution, by the close of the regular session of trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. ET, are processed at that day’s public offering price.  Direct purchase orders received by Touchstone, an Authorized Processing Organization, financial advisor or financial institution, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the public offering price next determined on the following business day.  It is the responsibility of the financial institution, financial advisor or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities in proper form and in a timely manner.

Adding to Your Account

By check

•	Complete the investment form provided at the bottom of a recent account statement.
•	Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.
•	Write your account number on the check.
•
Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor or financial institution at the address printed on your account statement. Your financial advisor or financial institution is responsible for forwarding payment promptly to Touchstone.

•	If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

By wire

•	Contact Touchstone, your financial advisor or your financial institution for further instructions.
•	Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the Acquiring Funds.
•	Your bank may charge a fee for handling wire transfers.
•
Purchases in the Acquiring Funds will be processed at that day’s NAV (or public offering price, if applicable) if Touchstone Securities receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

By exchange

•	You may add to your account by exchanging shares from another Touchstone Fund.
•	For information about how to exchange shares among the Touchstone Funds, see “Opening an Account - By exchange” above.

Purchases with Securities

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund’s investment goal and is otherwise acceptable to Touchstone Advisors.

Special Tax Consideration
You should consult with your tax advisor as to the federal income tax consequences to you upon your transfer of securities to an Acquiring Fund in exchange for Fund shares.

Automatic Investment Options

The various ways that you can automatically invest in the Acquiring Funds are outlined below.  Touchstone Securities does not charge any fees for these services.  For further details about these services, call Touchstone Securities at 1.800.543.0407.  If you hold your shares through a financial institution or Authorized Processing Organization, please contact them for further details on automatic investment options.

Prospectus - Exhibits

Automatic Investment Plan. You can pre-authorize monthly investments in an Acquiring Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this.  Amounts that are automatically invested in an Acquiring Fund will not be available for redemption until three business days after the automatic reinvestment.

Reinvestment/Cross Reinvestment.  Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge.  Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application.  You may also choose to have your dividends or capital gains paid to you in cash.  Dividends are taxable whether you reinvest such dividends in additional shares of an Acquiring Fund or choose to receive cash.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Direct Deposit Purchase Plan. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds.

Dollar Cost Averaging. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis.  You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other.  The applicable sales charge, if any, will be assessed.

Selling Your Shares

You may sell some or all of your shares on any day that the Fund calculates its NAV.  If your request is received by Touchstone, an Authorized Processing Organization, financial advisor or financial institution, in proper form by the close of regular trading on the NYSE (usually 4:00 p.m. ET), you will receive a price based on that day’s NAV for the shares you sell.  Otherwise, the price you receive will be based on the NAV that is next calculated.

Through Touchstone Securities- By telephone

•
You can sell or exchange your shares over the telephone, unless you have specifically declined this option.  If you do not wish to have this ability, you must mark the appropriate section of the investment application.  You may only sell shares over the telephone if the amount is less than $100,000.

•	To sell your Fund shares by telephone, call Touchstone Securities at 1.800.543.0407.
•	Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.
•
If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day.  Otherwise it will occur on the next business day.

•
Interruptions in telephone service could prevent you from selling your shares by telephone when you want to.  When you have difficulty making telephone sales, you should mail to Touchstone Securities (or send by overnight delivery), a written request for the sale of your shares.

•
In order to protect your investment assets, Touchstone Securities will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities will not be liable, in those cases.  Touchstone Securities has certain procedures to confirm that telephone instructions are genuine.  If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions.  Some of these procedures may include:

•	Requiring personal identification
•	Making checks payable only to the owner(s) of the account shown on Touchstone’s records
•	Mailing checks only to the account address shown on Touchstone’s records
•	Directing wires only to the bank account shown on Touchstone’s records
•	Providing written confirmation for transactions requested by telephone
•	Digitally recording instructions received by telephone

Prospectus - Exhibits

Through Touchstone Securities- By mail

•	Write to Touchstone.
•	Indicate the number of shares or dollar amount to be sold.
•	Include your name and account number.
•	Sign your request exactly as your name appears on your investment application.
•	You may be required to have your signature guaranteed (See “Signature Guarantees” below for more information).

Through Touchstone Securities- By wire

•	Complete the appropriate information on the investment application.
•	You may be charged a fee by the Fund or Fund’s Authorized Processing Organization for wiring redemption proceeds. You may also be charged a fee by your bank.
•	Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
•	Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone Securities for more information.

Through Touchstone Securities- Through a systematic withdrawal plan

•	You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.
•	Withdrawals can be made monthly, quarterly, semiannually or annually.
•	There is no fee for this service.
•	There is no minimum account balance required for retirement plans.

Special Tax Consideration
Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable investment gains.

Through your financial advisor, financial institution or Authorized Processing Organization

•
You may also sell shares by contacting your financial advisor, financial institution or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor, financial institution or, if applicable, the Authorized Processing Organization.

•
Your financial advisor, financial institution or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone Securities in proper form and in a timely manner.

•	Your financial institution may charge you a fee for selling your shares.
•	Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

Special Tax Consideration
Selling your shares may cause you to incur a taxable gain or loss.

Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone’s records.

Contingent Deferred Sales Charge (“CDSC”)

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of your purchase.  If you redeem Class C shares within 1 year of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below.  The CDSC will be assessed on the lesser of your shares’ NAV at the time of redemption or the time of purchase.  The CDSC is paid to Touchstone Securities to reimburse expenses incurred in providing distribution-related services to the Acquiring Funds.

Prospectus - Exhibits

No CDSC is applied if:

•	The redemption is due to the death or post-purchase disability of a shareholder
•	The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
•	The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution
•	The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 ½

When we determine whether a CDSC is payable on a redemption, we assume that:

•	The redemption is made first from amounts not subject to a CDSC; then
•	From the earliest purchase payment(s) that remain invested in the Fund

The above mentioned CDSC waivers do not apply to redemptions made within one year for purchases of $1 million or more in Class A shares of the Touchstone Funds where a commission was paid by Touchstone Securities to a participating unaffiliated broker dealer.

The Statement of Additional Information to this Proxy Statement/Prospectus contains further details about the CDSC and the conditions for waiving the CDSC.

Signature Guarantees

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud.  You can obtain one from most banks or securities dealers, but not from a notary public.  Each Acquiring Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

•	Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
•	Proceeds are being sent to an address other than the address of record
•	Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual’s account
•	Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request
•	Proceeds or shares are being sent/transferred between accounts with different account registrations

Market Timing Policy

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs.  The Acquiring Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders.  The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Acquiring Funds by shareholders.  The Acquiring Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading.  If an Acquiring Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder’s accounts.  While an Acquiring Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders.  However, because the Acquiring Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or (ii) made more than 2 “round-trip” exchanges within a rolling 90 day period.  A “round-trip” exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund.  If a shareholder exceeds these limits, the Acquiring Funds may restrict or suspend that shareholder’s exchange privileges and subsequent exchange requests during the suspension will not be processed.  The Acquiring Funds may also restrict or refuse to process purchases by the shareholder.  These exchange limits and excessive trading policies generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

Prospectus - Exhibits

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Acquiring Funds for their customers through which transactions are placed.  If an Acquiring Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the 1940 Act, the Acquiring Funds have entered into information sharing agreements with certain financial intermediaries.  Under these agreements, a financial intermediary is obligated to:  (1) enforce during the term of the agreement, the Acquiring Funds’ market-timing policy; (2) furnish the Acquiring Funds, upon their request, with information regarding customer trading activities in shares of the Acquiring Funds; and (3) enforce the Acquiring Funds’ market-timing policy with respect to customers identified by the Acquiring Funds as having engaged in market timing.  When information regarding transactions in the Acquiring Funds’ shares is requested by an Acquiring Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Acquiring Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Acquiring Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Acquiring Funds on behalf of other persons.

The Acquiring Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading.  The Acquiring Funds have no arrangements to permit any investor to trade frequently in shares of the Acquiring Funds, nor will they enter into any such arrangements in the future.

Householding Policy (Only applicable for shares held through Touchstone Securities directly)

The Acquiring Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name.  This process, known as “householding,” reduces costs and provides a convenience to shareholders.  If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone Securities at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request.  If you or others in your household invest in the Acquiring Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Receiving Sale Proceeds

Touchstone Securities will forward the proceeds of your sale to you (or to your financial advisor, Authorized Processing Organization or financial institution) within 7 days (normally within 3 business days) after receipt of a proper request.

Proceeds Sent to Financial Advisors, Authorized Processing Organizations or Financial Institutions. Proceeds that are sent to your financial advisor, Authorized Processing Organization or financial institution will not usually be reinvested for you unless you provide specific instructions to do so.  Therefore, the financial advisor, Authorized Processing Organization or financial institution may benefit from the use of your money.

Fund Shares Purchased by Check (Only applicable for shares held through Touchstone Securities directly). We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you need your money sooner, you should purchase shares by bank wire.

Reinstatement Privilege (Class A and Class C Shares Only). You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone.  If the redemption proceeds were from the sale of your Class A shares, you can reinvest into Class A shares of any Touchstone Fund at NAV.  Reinvestment will be at the NAV next calculated after Touchstone Securities receives your request.  If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund.  If you paid a CDSC on the reinstated amount, that CDSC will be reimbursed to you upon reinvestment.

Special Tax Consideration
You should contact your tax advisor to discuss the tax implications of using the Reinstatement Privilege.

Low Account Balances (Only applicable for shares held through Touchstone Securities directly). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone Securities may sell your shares and send the proceeds to you.  This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (“UGTMA”). Touchstone Securities will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

Prospectus - Exhibits

Delay of Payment. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.  These circumstances can occur:

•	When the NYSE is closed on days other than customary weekends and holidays
•	When trading on the NYSE is restricted
•	During any other time when the SEC, by order, permits.

Redemption in Kind. Under unusual circumstances, when the Board of Trustees deems it appropriate, an Acquiring Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities including federal income tax. Until such time as the shareholder sells the securities they receive in kind, the securities are subject to market risk.

Pricing of Fund Shares

Each Acquiring Fund’s share price (also called “NAV”) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open.  Each Acquiring Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.  Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone, an Authorized Processing Organization or financial institution.

The Acquiring Funds’ equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction).  The Acquiring Funds may use pricing services to determine market value for investments.  Some specific pricing strategies follow:

•	All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined as fair value.
•	Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Any foreign securities held by an Acquiring Fund will be priced as follows:

•	All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
•
Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange.  However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

•
Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when an Acquiring Fund does not price its shares, an Acquiring Fund’s NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by an Acquiring Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees.  Any debt securities held by an Acquiring Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  The Acquiring Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.
•	If a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•
If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

Prospectus - Exhibits

The use of fair value pricing has the effect of valuing a security based upon the price an Acquiring Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  With respect to any portion of an Acquiring Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTION AND TAXES

Special Tax Consideration
You are urged and advised to consult your tax advisor to address your own tax situation and the impact an investment in an Acquiring Fund will have on your own tax situation.

Each Acquiring Fund intends to distribute to its shareholders substantially all of its income and capital gains.  All Funds, except the Touchstone Value Fund, Touchstone Conservative Allocation Fund and Touchstone Balanced Allocation Fund, distribute their income, if any, annually to shareholders.  The Touchstone Value Fund distributes its income, if any, semi-annually to shareholders, and the Touchstone Conservative Allocation Fund and Touchstone Balanced Allocation Fund distribute their income, if any, quarterly to shareholders.  Each Acquiring Fund makes distributions of capital gains, if any, at least annually. If you own shares on an Acquiring Fund’s distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Acquiring Funds in writing or by phone prior to the date of distribution.  Your election will be effective for dividends and distributions paid after we receive your notice.  To cancel your election, simply send written notice to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203, or call Touchstone Securities at 1.800.543.0407.  If you hold your shares through a financial institution, you must contact it to elect cash payment.

Tax Information

The tax information in this Proxy Statement/Prospectus is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Acquiring Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Acquiring Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year an Acquiring Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Acquiring Funds will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by an Acquiring Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).  Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Prospectus - Exhibits

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of an Acquiring Fund or exchange shares of an Acquiring Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of an Acquiring Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. An Acquiring Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Proxy Statement/Prospectus does not discuss the state and local tax consequences of an investment in an Acquiring Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in an Acquiring Fund. This Proxy Statement/Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in an Acquiring Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in an Acquiring Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in an Acquiring Fund. More information regarding these considerations is included in the Statement of Additional Information to this Proxy Statement/Prospectus. You are urged and advised to consult your own tax advisor regarding the effects of an investment in an Acquiring Fund on your tax situation.

FINANCIAL HIGHLIGHTS

The Old Mutual Funds will be the accounting survivors and each Acquiring Fund will adopt the financial statements and financial history of the corresponding Old Mutual Fund upon the consummation of the Reorganization.

Prospectus - Exhibits

EXHIBIT H

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

[Attached is a form of Agreement and Plan of Reorganization for the Old Mutual Funds that are series of Old Mutual Fund I.  The form of Agreement and Plan of Reorganization for the Old Mutual Funds that are series of Old Mutual Funds II is substantially the same as the attached form of Agreement and Plan of Reorganization.]

Prospectus - Exhibits

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) dated as of [insert date], by and among:  (i) Old Mutual Funds I, a Delaware statutory trust (“Acquired Trust”), on behalf of each of series reflected below in the table contained in Recital A (each an “Acquired Fund”); and (ii) Touchstone Strategic Trust, a Massachusetts business trust (“Acquiring Trust”), on behalf of each of the series reflected below in the table contained in Recital A (each an “Acquiring Fund”) (collectively, the “Parties” and each, a “Party”). Old Mutual Capital, Inc., a Delaware corporation (“Old Mutual Capital”), joins this Agreement solely for purposes of paragraphs 7.1, 7.2, 9.2, 10.5, 10.13 and 10.14 and Article VII; Touchstone Advisors, Inc., an Ohio corporation (“Touchstone”), joins this Agreement solely for purposes of paragraphs 7.1, 7.2, 9.2, 10.5, 10.13 and 10.14 and Article VII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.

RECITALS:

A. The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund with its classes of shares:

Acquired Fund, each a series of Old Mutual Funds I	Acquiring Fund, each a series of Touchstone Strategic Trust
Old Mutual Analytic Fund	Touchstone Dynamic Equity Fund
Old Mutual Asset Allocation Balanced Portfolio	Touchstone Balanced Allocation Fund
Old Mutual Asset Allocation Conservative Portfolio	Touchstone Conservative Allocation Fund
Old Mutual Asset Allocation Growth Portfolio	Touchstone Growth Allocation Fund
Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Moderate Growth Allocation Fund
Old Mutual International Equity Fund	Touchstone International Equity Fund
Old Mutual Copper Rock Emerging Growth Fund	Touchstone Emerging Growth Fund

B. Each Acquired Fund and each Acquiring Fund are each a separate series of an open-end, registered investment company of the management type.

C. Each Acquired Fund and each Acquiring Fund are each authorized to issue shares of beneficial interest.

D. The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

E.Each reorganization shall consist of:  (1) all of the Fund Assets (as defined below) of an Acquired Fund will be transferred to the corresponding Acquiring Fund in exchange for the corresponding class of the Acquiring Fund as set forth on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of all of the Acquired Fund’s Liabilities (as defined below), and (2) Corresponding Class shares of the corresponding Acquiring Fund of equal value to the net assets of the Acquired Fund being acquired will be distributed to holders of shares of the Acquired Fund in the manner set forth in Exhibit A of this Agreement, in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

Prospectus - Exhibits

F. The Board of Trustees of the Acquired Trust (the “Old Mutual Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Trustees”) of the Acquired Trust, has determined with respect to each Acquired Fund that: (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the value of the interests of existing shareholders of the Acquired Fund will not be diluted as a result of its effecting the Reorganization.

G. The Board of Trustees of the Acquiring Trust (the “Touchstone Board”), including a majority of Independent Trustees of the Acquiring Trust, has determined with respect to each Acquiring Fund that: (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, if any, and (2) the value of the interests of existing shareholders, if any, of the Acquiring Fund will not be diluted as a result of its effecting the Reorganization.

H. The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization and it is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others.

I. For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Acquired Fund and Acquiring Fund participating therein.

AGREEMENT:

NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and Old Mutual Capital and Touchstone to the extent indicated above, intending to be legally bound hereby, agree as follows:

                   ARTICLE I

THE REORGANIZATION

1.1 The Reorganization.  In accordance with the Agreement and Declaration of Trust and the Amended and Restated By-laws, as they may be amended from time to time, of the Acquired Trust (the “Old Mutual Governing Documents”), at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer all Fund Assets, subject to all of the liabilities of the Acquired Fund  (the “Liabilities”), to the Acquiring Fund, and the Acquiring Fund shall assume all of the Liabilities of the Acquired Fund.  In consideration of the foregoing, the Acquiring Fund, at the Effective Time shall deliver to the Acquired Fund full and fractional (to the third decimal place) shares of the Acquiring Fund.  The aggregate number of shares of the Acquiring Fund shall be determined as set forth in paragraph 2.3 by dividing (a) the value of the Fund Assets attributable to the Acquired Fund, net of the Acquired Fund’s Liabilities (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of the corresponding class of the Acquiring Fund shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the corresponding share class, as set forth in Section E of the Recitals and Exhibit A to this Agreement, of the Acquiring Fund, as set forth in Section A of the Recitals. At and after the Effective Time, all of the Fund Assets of the Acquired Fund shall become and be included in the Fund Assets of the Acquiring Fund and the Liabilities of the Acquired Fund shall become and be the Liabilities of and shall attach to the Acquiring Fund.  At and after the Effective Time, the Liabilities of the Acquired Fund may be enforced only against the Acquiring Fund to the same extent as if such Liabilities had been incurred by the Acquiring Fund subject to any defense and/or set off that the Acquired Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that the Acquiring Trust or the Acquiring Fund may from time to time be entitled to assert.

Prospectus - Exhibits

1.2 The Acquired Fund Assets.

(a) At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a schedule of the securities and other assets and Liabilities of the Acquired Fund.  Prior to the execution of this Agreement, the Acquiring Fund has provided the Acquired Fund with a copy of its current investment objective, investment policies, principal investment strategies, and restrictions and will provide the Acquired Fund with a written notice of any changes thereto until the Valuation Time.  The Acquired Fund reserves the right to sell any of the securities or other assets shown on the schedule it provides to the Acquiring Fund pursuant to this paragraph 1.2(a) in the ordinary course as necessary to meet distribution and redemption requirements prior to the Valuation Time but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund may purchase in accordance with its stated investment objective and policies.

(b) At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided pursuant to paragraph 1.2(a) which the Acquiring Fund would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to the Acquiring Fund in connection with facilitating the orderly transition of the Acquired Fund’s Fund Assets.  Under such circumstances, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser or sub-adviser responsible for the portfolio management of the Acquired Fund, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments of the Acquired Fund, if, in the reasonable judgment of the Old Mutual Board or the Acquired Fund’s investment adviser or sub-adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund and its shareholders.

1.3 Assumption of Liabilities.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the Liabilities of the Acquired Fund prior to or at the Effective Time.  The Acquiring Fund will assume all of the Liabilities of the Acquired Fund.

Prospectus - Exhibits

1.4 Distribution of Acquiring Fund Shares.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class shares of the Acquiring Fund received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1  pro rata to the record holders of shares of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of record holders of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holder.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5 Liquidation of the Acquired Fund.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Delaware law, the 1940 Act and the Old Mutual Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.6 Transfer Taxes.  Any transfer taxes payable on issuance of the Acquiring Fund Shares in a name other than that of the record holder of the Acquired Fund shares on the Acquired Fund’s Books and Records shall be paid by the Person to whom such Acquiring Fund Shares are issued and transferred, as a condition of that transfer.

ARTICLE II

VALUATION

2.1 Net Asset Value of the Acquired Fund.  The net asset value of a share of each class of the Acquired Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures described in the then-current prospectus and statement of additional information of the Acquired Fund as supplemented from time to time, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 Net Asset Value of the Acquiring Fund.  The net asset value per share of each Corresponding Class of the Acquiring Fund shall be the net asset value per share of the Corresponding Class of the Acquired Fund as of the Valuation Time.  The net asset value of the Acquiring Fund and the Acquired Fund will be determined by using the valuation procedures described in the then-current prospectus and statement of additional information of the Acquired Fund as supplemented from time to time, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 Calculation of Number of Acquiring Fund Shares.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be the number of outstanding Acquired Fund Shares as of the Valuation Time.

Prospectus - Exhibits

2.4 Determination of Net Asset Value.  All computations of net asset value and the value of securities transferred under this Article II shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), sub-administrator for the Acquired Fund, in accordance with its regular practice and the requirements of the 1940 Act.

2.5 Valuation Time.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

EFFECTIVE TIME AND CLOSING

3.1 Effective Time and Closing.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on April 13, 2012, or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2 Transfer and Delivery of Fund Assets.  The Acquired Fund shall direct The Bank of New York Mellon (“Acquired Fund Custodian”), as custodian for the Acquired Fund, to deliver to the Acquiring Fund at  the Closing, or promptly thereafter, consistent with commercially reasonable standards, a certificate of an authorized officer certifying that: (a) Acquired Fund Custodian delivered the Fund Assets of the Acquired Fund to the Acquiring Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made.

3.3 Acquiring Fund Share Records. The Acquiring Fund shall deliver to an officer of the Acquired Trust at the Closing a confirmation evidencing that:  (a) the appropriate number of Acquiring Fund Shares have been credited to the account of the Acquired Fund on the Books and Records of the Acquired Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of record holders of the Acquired Fund shares on the Books and Records of the Acquiring Fund pursuant to paragraph 1.4.

3.4 Postponement of Valuation Time and Effective Time.  If immediately prior to the Valuation Time:  (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of the Acquired Fund or the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time and Effective Time shall be postponed until the first Business Day that is a Friday after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

Prospectus - Exhibits

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 Representations and Warranties of the Acquired Trust.  The Acquired Trust, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a) The Acquired Trust is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Old Mutual Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b) The execution, delivery and performance of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein will have been duly and validly authorized by the Old Mutual Board, and the Old Mutual Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Old Mutual Governing Documents, applicable Delaware Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Trust on behalf of the Acquired Fund and assuming due authorization, execution and delivery hereof by the Acquiring Trust on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

Prospectus - Exhibits

(c) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share.  Each share represents a fractional undivided interest in the Acquired Fund.  The issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d) The Acquired Fund has no subsidiaries.

(e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Trust on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Old Mutual Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Trust is a party or by which the Acquired Trust or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust is a party or by which the Acquired Trust or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Trust or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Funds as a series of a Delaware statutory trust.

(f) (i)                   Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Trust true and complete copies of the Acquired Fund’s audited statements of assets and liabilities of as of July 31, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii) To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquiring Trust, there are no liabilities against, relating to or affecting the Acquired Fund, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund.  In particular, since July 31, 2011 to the best of the Acquired Fund’s Knowledge and except as disclosed in writing to the Acquiring Trust, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

Prospectus - Exhibits

(g) As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h) The minute books and other similar records of the Acquired Trust as made available to the Acquiring Trust prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Old Mutual Board and committees of the Old Mutual Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Trust prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i) The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(j) Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Trust or the Acquired Fund.

(k) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Trust or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l) The Acquired Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect and the Acquired Fund is a separate series of the Acquired Trust duly designated in accordance with applicable provisions of the Old Mutual Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m) With respect to periods on or after December 31, 2005, all federal and other tax returns and reports of the Acquired Fund and, with respect to periods prior to December 31, 2005, to the Knowledge of the Acquired Fund all federal and other tax returns and reports of the Acquired Fund, required by Law to have been filed were timely filed (giving effect to extensions) and are or were true, correct and complete in all material respects as of the time of their filing.  With respect to periods on or after December 31, 2005, all known taxes of the Acquired Fund which are due and payable (whether or not shown on any tax return) and, with respect to periods prior to December 31, 2005, to the Knowledge of the Acquired Fund all taxes of the Acquired Fund which are or were due and payable (whether or not shown on any tax return), have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  With respect to periods on or after December 31, 2005, all of the Acquired Fund’s tax liabilities and, with respect to periods prior to December 31, 2005, to the Knowledge of the Acquired Fund the Acquired Fund’s tax liabilities, shall have been adequately provided for on its Books and Records in respect of all periods ended on or before the date of such Books and Records.  With respect to periods on or after December 31, 2005, the Acquired Fund has not and, with respect to periods prior to December 31, 2005, to the Knowledge of the Acquired Fund the Acquired Fund has not, had any tax deficiency or liability asserted against it or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

Prospectus - Exhibits

(n) The Acquired Fund has met the requirements of subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other tax liability (foreign, state, local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o) The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p) Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q) The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r) The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s) Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a tax-free reorganization under the Code within the preceding twelve months.

(t) The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(u) All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v) The current prospectus and statement of additional information of the Acquired Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

Prospectus - Exhibits

(w) The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Trust’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Trust or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Trust or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Trust makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquiring Trust or the Acquiring Fund, including information furnished by the Acquiring Trust to the Acquired Fund specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto or otherwise publicly available on the Acquiring Trust’s website or the SEC’s public disclosure system.

(x) Except as previously disclosed in writing to the Acquiring Trust, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed to the Acquiring Trust at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y) The Acquired Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z) Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

Prospectus - Exhibits

4.2 Representations and Warranties of the Acquiring Trust.  The Acquiring Trust, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Acquiring Trust’s Restated Agreement and Declaration of Trust, as amended from time to time, and By-laws (“Touchstone Governing Documents”) to conduct its business as it is now being conducted and to own properties and assets for itself.  The Acquiring Fund will prior to the Effective Time have all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business.

(b) The execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund or the consummation of the Reorganization.  This Agreement has been duly and validly executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Trust on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Trust, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest without par value.  As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class.  As of the Valuation Time, the outstanding shares of beneficial interest of the Acquiring Fund will consist solely of  shares having the characteristics described in the Acquiring Fund’s prospectus effective at such time.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

Prospectus - Exhibits

(d) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Trust or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Trust or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Trust or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e) Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Trust or the Acquiring Fund or, to the best of the Acquiring Trust’s Knowledge, threatened against, relating to or affecting, the Acquiring Trust or the Acquiring Fund.

(f) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Trust or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g) The Acquiring Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in and compliance in all material respects with the 1940 Act and its rules and regulations.

(h) The Acquiring Fund is, and will at the Effective Time be, a new series portfolio of the Acquiring Trust created within the last 12 months, and such Acquiring Fund will not have had any assets (other than assets required to meet the requirements of Section 14(a) of the 1940 Act or other seed capital) or operations at any time prior to the Effective Time.  Upon filing of its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be treated as a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under the Code.

(i) The Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Effective Time, shall not have carried on any business activity (other than such activities as are customary to the organization of a new series prior to its commencement of investment operations).  It has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes.  However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund shall elect to be a “regulated investment company” under Subchapter M of the Code and until such time shall take all steps reasonably necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code.  The Acquiring Fund is and will at the Effective Time be treated as a separate corporation under Section 851(g) of the Code.

Prospectus - Exhibits

(j) The shares of the Acquiring Fund to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.  In regard to the statement above that the Acquiring Fund shares will be non-assessable, it is noted that the Acquiring Trust is a “Massachusetts business trust” and under Massachusetts’ Law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund; however, the Acquiring Fund has included appropriate provisions disclaiming such liability in all material contracts entered into between the Acquiring Fund and any third-party.

(k) As of the Valuation Time, the Acquiring Fund’s prospectus and statement of additional information will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l) The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquiring Trust and the Acquiring Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquiring Trust and the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Trust makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Trust or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Trust specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(m) The Acquiring Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(n) The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

Prospectus - Exhibits

(o) Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund other than changes occurring in the ordinary course of business.

(p) The Acquiring Trust is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone or its Affiliates.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1 Conduct of Business.  After the date of this Agreement and at or prior to the Effective Time, the Parties will conduct the businesses of the Acquired Fund and the Acquiring Fund only in the ordinary course and in accordance with this Agreement.  It is understood that such ordinary course of business with respect to the Acquired Fund shall include (a) the declaration and payment of customary dividends and other distributions; (b) shareholder purchases and redemptions; (c) the continued good faith performance by the investment adviser, sub-adviser, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund and applicable Law; and (d) the continued compliance with the Acquired Fund’s prospectus and statement of additional information.  It is understood that such ordinary course of business with respect to the Acquiring Fund shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.2 Shareholders’ Meeting.  The Acquired Trust will call, convene and hold a meeting of shareholders of the Acquired Fund as soon as practicable, in accordance with applicable Law and the Old Mutual Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/Prospectus, and for such other purposes as may be necessary or desirable.  In the event that, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Old Mutual Governing Documents and applicable Law, and as set forth in the Proxy Statement/Prospectus in order to permit further solicitation of proxies.

Prospectus - Exhibits

5.3 Proxy Statement/Prospectus and Registration Statement.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Old Mutual Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.4 Information.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its employees and officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s employees are familiar with such documents or information.

5.5 Notice of Material Changes.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.6 Financial Statements.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Trust as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by an officer of the Acquired Fund.

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5.7 Other Necessary Action.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.8 Books and Records.  Upon reasonable notice, each Party will make available to each other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.

5.9 Issued Shares.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.  The shareholders of the Acquired Fund shall not pay any front-end or deferred sales charge in connection with the Reorganization.  The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Acquired Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Acquired Fund were acquired by the shareholder.

5.10 Liquidation of Acquired Fund.  The Acquired Trust and the Acquired Fund agree that the liquidation and termination of the Acquired Fund shall be effected in the manner provided in the Old Mutual Governing Documents in accordance with applicable law, and that on and after the Effective Time, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

5.11 Final Tax Returns and Forms 1099 of Acquired Fund.  After the Effective Time, except as otherwise agreed to by the parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to the taxable year ending on or prior to the Effective Time and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.12 Compliance Section 15(f).  The Acquiring Trust agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least seventy-five percent (75%) of the trustees of the Acquiring Fund shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquiring Fund; and (iii) each vacancy among the trustees of the Acquiring Fund which must be filled by a person who is an interested person neither of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Trust may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Acquired Fund’s investment adviser.

Prospectus - Exhibits

ARTICLE VI

CONDITIONS PRECEDENT

6.1 Conditions Precedent to Obligations of the Acquired Trust.  The obligation of the Acquired Trust, on behalf of the Acquired Fund to conclude the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by the Acquired Trust in writing:

(a) All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Trust shall be given a period of 10 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b) The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i) the Acquiring Trust is a business trust, validly existing under Massachusetts Law, and has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii) the Acquiring Trust is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

(iii) the Acquiring Fund shares to be issued and delivered by the Acquiring Trust pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Massachusetts Law and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv) except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending or threatened in writing against the Acquiring Trust;

(v) this Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery by the Acquired Trust on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Trust in accordance with its terms, subject, as to enforcement, to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally, fraudulent conveyance, receivership, and to general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

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(vi) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the Touchstone Governing Documents or any material agreement or instrument pertaining to the Acquiring Fund identified as an Exhibit in Part C of the registration statement on Form N-1A last filed by the Acquiring Trust;

(viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by the Acquiring Trust or the Acquiring Fund of any terms, conditions, or provisions of any federal securities Law or Massachusetts Law as it relates to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(ix) to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Massachusetts Law.

In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Trust and of public officials as to matters of fact.

(c) The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Trust, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) To the best of his or her Knowledge, the representations and warranties of the Acquiring Trust in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Trust has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to the Acquiring Trust’s Knowledge, threatened in writing.

(d) An officer of the Acquired Trust shall have received the confirmation from the Acquiring Fund required under paragraph 3.3 of this Agreement.

(e) The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of the Acquired Fund by the Acquiring Fund.

Prospectus - Exhibits

6.2 Conditions Precedent to Obligations of the Acquiring Trust.  The obligation of the Acquiring Trust, on behalf of the Acquiring Fund, to conclude the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Trust and the Acquired Fund of all of their obligations to be performed by them hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by the Acquiring Trust in writing:

(a) All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Trust shall be given a period of 10 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b) The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Stradley Ronon Stevens & Young, LLP dated as of the Effective Time, substantially to the effect that:

(i) the Acquired Trust is a statutory trust, validly existing and in good standing under the Delaware Statutory Trust Act, and has power under the Old Mutual Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii) the Acquired Trust is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

(iii) all issued and outstanding shares of the Acquired Fund as of the Effective Time are duly authorized, validly issued, fully paid and non-assessable under Delaware Law and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv) except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending or threatened in writing against the Acquired Trust;

(v) this Agreement has been duly authorized, executed and delivered by the Acquired Trust on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Trust on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable against the Acquired Trust in accordance with its terms, subject, as to enforcement, to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally, fraudulent conveyance, receivership, and to general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(vi) to the knowledge of such counsel, as of the date of its mailing, the Proxy Statement/Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

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(vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material breach of the terms or provisions of, or constitute a material default under, the Old Mutual Governing Documents or any material agreement or instrument pertaining to the Acquired Fund identified as an Exhibit in Part C of the registration statement on Form N-1A last filed by the Acquired Trust;

(viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund of any terms, conditions, or provisions of any federal securities Law or the Delaware Statutory Trust Act; and

(ix) to the knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and such authorizations and filings as are necessary to terminate the Acquired Funds as series of a Delaware statutory trust.

In rendering such opinion, Stradley Ronon Stevens & Young, LLP may rely upon certificates of officers of the Acquired Trust and of public officials as to matters of fact.

(c) The Acquired Fund shall have furnished to the Acquiring Fund the unaudited statements required by paragraph 5.6.

(d) The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Trust, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of his or her Knowledge, the representations and warranties of the Acquired Trust in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Trust has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii) since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e) The Acquired Fund shall have duly executed and delivered to the Acquiring Trust such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Trust’s transfer agent (“Transfer Documents”) as the Acquiring Trust may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

Prospectus - Exhibits

(f) The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of each series of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of each series of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g) At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h) Except for those agreements set forth on Schedule 6.2(h), the Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

6.3 Other Conditions Precedent.  Unless waived in writing by the Parties with the consent of their respective boards of trustees, the consummation of the Reorganization is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:

(a) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Old Mutual Governing Documents, applicable Delaware Law and the 1940 Act.  Notwithstanding anything herein to the contrary, neither the Acquired Trust nor the Acquiring Trust may waive the conditions set forth in this paragraph 6.3(a).

(b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.

(c) Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

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(ii) Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in liquidation, as contemplated in this Agreement

(iii) Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv) Under Code Section 362(b), the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v) Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi) Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii) Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefore;

(viii) Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset on the date of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 6.3(c).

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(d) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, and there shall be no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  No Action or Proceeding against the Acquired Fund or the Acquiring Trust or their respective officers or trustees shall be threatened in writing or pending before any court or other Governmental or Regulatory Body in which it will seek, or seeks to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

(e) A registration statement for Acquiring Fund shares on Form N-1A shall have become effective under the 1933 Act, and no stop order suspending effectiveness of such registration statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.

ARTICLE VII

EXPENSES

7.1 Touchstone (or any Affiliate thereof) and/or Old Mutual Capital (or any Affiliate thereof) will bear and pay, in such proportion as may be agreed upon by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses include, without limitation, obtaining shareholder approval of the Reorganization.

7.2 All such fees and expenses so borne and paid by Touchstone, Old Mutual Capital and/or their Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone, Old Mutual Capital and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone and Old Mutual Capital (or any Affiliate thereof) as may be agreed by and between Touchstone and Old Mutual Capital.

ARTICLE VIII

AMENDMENTS AND TERMINATION

8.1 Amendments.  The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meeting of shareholders of the Acquired Fund at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of the Acquired Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further shareholder approval.  Nothing in this paragraph 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.

8.2 Termination.  Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:

(a) by the mutual written consent of the Parties;

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(b) by the Acquired Trust (i) following a material breach by the Acquiring Trust of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquiring Trust shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said paragraphs on or before the Effective Time; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Acquiring Trust or the Acquiring Fund;

(c) by the Acquiring Trust (i) following a material breach by the Acquired Trust of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquired Trust shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 (other than 6.3(a) if the shareholder meeting has been duly adjourned to a date prior to the Final Effective Time) are not satisfied as specified in said paragraphs on or before the Effective Time; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Acquired Trust or the Acquired Fund;

(d) by either the Acquiring Trust or the Acquired Trust by written notice to the other following a determination by the terminating Party’s Board that the consummation of the Reorganization is not in the best interest of its shareholders; or

(e) by either the Acquiring Trust or the Acquired Trust if the Effective Time does not occur by June 29, 2012 (the “Final Effective Time”), unless extended by mutual agreement and evidenced by a writing signed by an authorized officer of each Party.

If a Party terminates this Agreement in accordance with this paragraph 8.2, there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party.

ARTICLE IX

PUBLICITY; CONFIDENTIALITY

9.1 Publicity.  Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law or otherwise reasonably deemed necessary or appropriate by authorized officers of the Funds, on the written advice of counsel, in which case the Party issuing such statement or communication shall advise the other Parties prior to such issuance.

9.2 Confidentiality.  (a) The Parties, Touchstone and Old Mutual Capital (for purposes of this paragraph 9.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and Affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

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(b) In the event of a termination of this Agreement, the Parties, Touchstone and Old Mutual Capital agree that they along with their board members, employees, representative agents and Affiliated Persons shall, and shall cause their Affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE X

MISCELLANEOUS

10.1 Entire Agreement.  This Agreement (including any schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement.  This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.

10.2 Notices.  All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, by overnight courier, by facsimile, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows (notices or other communication sent via e-mail shall not constitute notice):

If to the Acquired Trust:

Joan R. Gulinello, Esq.
Old Mutual Asset Management
[Insert Address]
Telephone No.: (617) 369-7379
Facsimile No.: (617) 369-7479
E-mail: jgulinello@oldmutualus.com

With a copy (which shall not constitute notice) to:

Matthew R. DiClemente, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103
Telephone: (215) 564-8173
Facsimile No.: (215) 564-8120
E-mail: mdiclemente@stradley.com

Prospectus - Exhibits

If to the Acquiring Trust:

Touchstone Strategic Trust
303 Broadway, Suite 1100
Cincinnati, OH 45202
Attention:  Steven M. Graziano
Telephone No.:  (513) 362-8292
Facsimile No.:  (513) 362-8315
E-mail:                       steve.graziano@touchstoneinvestments.com

With a copy (which shall not constitute notice) to:

Law Department
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Attention:  Kevin L. Howard, Esq.
Telephone No.:  (513) 361-6675
Facsimile No.:  (513) 629-1044
E-mail:                       kevin.howard@wslife.com

John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
Telephone No.:  (215) 981-4009
Facsimile No.:  (215) 981-4750
E-mail:                       fordjm@pepperlaw.com

10.3 Waiver.  The failure of either Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either Party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.  Except as provided in paragraph 6.3(a), a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).

10.4 Assignment.  This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of all other Parties.  Nothing herein express or implied is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.

10.5 Survival.  Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates or other instruments exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder.  The covenants in paragraphs 1.3, 1.5, 5.11, 5.12, 5.13, 7.1, 7.2, 9.2, 10.9, 10.13 and 10.14, this paragraph 10.5 and Article VII shall survive the consummation of the transactions contemplated hereunder.

Prospectus - Exhibits

10.6 Headings.  The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.7 Counterparts.  This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.

10.8 Governing Law.  This Agreement shall be governed by and construed in accordance with the Laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of Laws.

10.9 Further Assurances.  Subject to the terms and conditions herein provided, each of the Parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Reorganization contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to each Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder.  In addition, the Acquired Fund shall deliver or cause to be delivered to the Acquiring Trust at the Closing, the Books and Records of the Acquired Fund (regardless of whose possession they are in).

10.10 Beneficiaries.  Nothing contained in this Agreement shall be deemed to create rights in Persons not Parties (including, without limitation, any shareholder of the Acquiring Fund or the Acquired Fund).

10.11 Validity.  Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

10.12 Effect of Facsimile Signature.  A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.

10.13 The Acquiring Trust Liability.  The name “Touchstone Strategic Trust” is the designation of the trustees for the time being under a Restated Agreement and Declaration of Trust of the Trust dated May 19, 1993, as amended through March 22, 2007, and all Persons dealing with the Acquiring Trust or the Acquiring Fund must look solely to the property of the Acquiring Trust or the Acquiring Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Acquiring Trust.  No other portfolio of the Acquiring Trust shall be liable for any claims against the Acquiring Fund.  The Parties, along with Touchstone and Old Mutual Capital, specifically acknowledge and agree that any liability of the Acquiring Trust under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund and that no other portfolio of the Acquiring Trust shall be liable with respect thereto.

Prospectus - Exhibits

10.14 The Acquired Trust Liability.  The name “Old Mutual Funds I” is the designation of the trustees for the time being under an Agreement and Declaration of Trust, dated May 27, 2004, as amended through May 18, 2010, and all Persons dealing with the Acquired Trust or the Acquired Fund must look solely to the property of the Acquired Trust or the Acquired Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Acquired Trust.  No other portfolio of the Acquired Trust shall be liable for any claims against the Acquired Fund.  The Parties, along with Touchstone and Old Mutual Capital, specifically acknowledge and agree that any liability of the Acquired Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund and that no other portfolio of the Acquired Trust shall be liable with respect thereto.

ARTICLE XI

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Acquiring Fund” has the meaning specified in the preamble.

“Acquiring Fund Shares” has the meaning specified in paragraph 1.4.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Agreement” has the meaning specified in the preamble.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.

“Closing” has the meaning specified in paragraph 3.1.

“Code” has the meaning specified in the recitals.

“Old Mutual Capital” has the meaning specified in the preamble.

“Effective Time” has the meaning specified in paragraph 3.1.

Prospectus - Exhibits

“Fund Assets” means all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person) , litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time, excluding (a) the estimated costs of extinguishing any Excluded Liability; and (b) the Acquired Fund’s rights under this Agreement.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Independent Trustees” has the meaning specified in the recitals.

“BNY Mellon” has the meaning specified in paragraph 2.4.

“Knowledge” means (i) with respect to the Acquired Trust and the Acquired Fund, the actual knowledge after reasonable inquiry of the Acquired Trust’s trustees or officers and Old Mutual Capital in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Trust and the Acquiring Fund, the actual knowledge after reasonable inquiry of the Acquiring Trust’s trustees or officers, or Touchstone in its respective capacity as a service provider to the Acquiring Trust.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Liabilities” means all liabilities of the Acquired Fund.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“Acquired Fund” has the meaning specified in the preamble.

“Old Mutual Board” has the meaning specified in the recitals.

“Acquired Trust” has the meaning specified in the preamble.

“NYSE” means New York Stock Exchange.

Prospectus - Exhibits

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Party” and “Parties” each has the meaning specified in the preamble.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Protected Persons” has the meaning specified in paragraph 9.2.

“Proxy Statement/Prospectus” has the meaning specified in paragraph 4.1(p).

“Registration Statement” has the meaning specified in paragraph 4.1(p).

“Reorganization” has the meaning specified in the recitals.

“Acquired Fund” has the meaning specified in the preamble.

“Old Mutual Governing Documents” has the meaning specified in paragraph 1.1.

“SEC” means the U.S. Securities and Exchange Commission.

“Acquiring Trust” has the meaning specified in the preamble.

“Touchstone Board” has the meaning specified in the recitals.

“Touchstone Governing Documents” has the meaning specified in paragraph 4.3(a).

“Transfer Documents” has the meaning specified in paragraph 6.2(e).

“Valuation Time” has the meaning specified in paragraph 2.5.

Prospectus - Exhibits

IN WITNESS WHEREOF, the Parties, Touchstone and Old Mutual Capital have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

OLD MUTUAL FUNDS I, on behalf of each of the following of its separate series identified on Exhibit A hereto

By:
Name:
Title:

TOUCHSTONE STRATEGIC TRUST, on behalf of each of its separate series identified on Exhibit A hereto

By:
Name:
Title:

OLD MUTUAL CAPITAL, INC.

By:
Name:
Title:

Solely for purposes of Article VII and
Paragraphs 7.1, 7.2, 9.2, 10.5, 10.13 and 10.14

TOUCHSTONE ADVISORS, INC.

By:
Name:
Title:

By:
Name:
Title:

Solely for purposes of Article VII and
Paragraphs 7.1, 7.2, 9.2, 10.5, 10.13 and 10.14

Prospectus - Exhibits

EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund with its classes of shares:

OLD MUTUAL FUNDS/ CLASSES	SEC FILE NUMBER	ACQUIRING FUNDS/ CLASSES	SEC FILE NUMBER
Old Mutual Analytic Fund Class A Class C Class Z Institutional Class	333-116057	Touchstone Dynamic Equity Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Asset Allocation Balanced Portfolio Class A Class C Class Z Institutional Class	333-116057	Touchstone Balanced Allocation Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Asset Allocation Conservative Portfolio Class A Class C Class Z Institutional Class	333-116057	Touchstone Conservative Allocation Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Asset Allocation Growth Portfolio Class A Class C Class Z Institutional Class	333-116057	Touchstone Growth Allocation Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Asset Allocation Moderate Growth Portfolio Class A Class C Class Z Institutional Class	333-116057	Touchstone Moderate Growth Allocation Fund Class A Class C Class Y Institutional Class	002-80859
Old Mutual Analytic U.S. Long/Short Fund Class A Class Z Institutional Class	002-99810	Touchstone US Long/Short Fund Class A Class Y Institutional Class	002-80859
Old Mutual Barrow Hanley Value Fund Class A Class Z Institutional Class	002-99810	Touchstone Value Fund Class A Class Y Institutional Class	002-80859
Old Mutual Copper Rock International Small Cap Fund Class A Class Z Institutional Class	002-99810	Touchstone International Small Cap Fund Class A Class Y Institutional Class	002-80859
Old Mutual Focused Fund Class A Class Z Institutional Class	002-99810	Touchstone Focused Fund Class A Class Y Institutional Class	002-80859
Old Mutual International Equity Fund Class A Class Z Institutional Class	333-116057	Touchstone International Equity Fund Class A Class Y Institutional Class	002-80859
Old Mutual Large Cap Growth Fund Class A Class Z Institutional Class	002-99810	Touchstone Capital Growth Fund Class A Class Y Institutional Class	002-80859
Old Mutual TS&W Small Cap Value Fund Class A Class Z Institutional Class	002-99810	Touchstone Small Cap Value Opportunities Fund Class A Class Y Institutional Class	002-80859
Old Mutual TS&W Mid-Cap Value Fund Class A Class Z Institutional Class	002-99810	Touchstone Mid Cap Value Opportunities Fund Class A Class Y Institutional Class	002-80859
Old Mutual Copper Rock Emerging Growth Fund Class A Class Z Institutional Class	333-116057	Touchstone Emerging Growth Fund Class A Class Y Institutional Class	002-80859

SAI - Table of Contents

Part B
STATEMENT OF ADDITIONAL INFORMATION
[________], 2011
to the
Registration Statement on Form N-14 Filed by:

Touchstone Strategic Trust
On behalf of:

	Class A	Class C	Class Y	Institutional
Touchstone Dynamic Equity Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Balanced Allocation Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Conservative Allocation Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Growth Allocation Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Moderate Growth Allocation Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone US Long/Short Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Value Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Emerging Growth Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Focused Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone International Equity Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Capital Growth Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Small Cap Value Opportunities Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone Mid Cap Value Opportunities Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]
Touchstone International Small Cap Fund	[TICKER]	[TICKER]	[TICKER]	[TICKER]

303 Broadway, Suite 1100
Cincinnati, OH  45202
1-800-543-0407

Relating to the February 10, 2012 Joint Special Meetings of Shareholders of the following Old Mutual Funds:

	Class A	Class C	Class Z	Institutional Class
Old Mutual Analytic Fund	ANAEX	ANCEX	ANDEX	ANIEX
Old Mutual Asset Allocation Balanced Portfolio	OMABX	OMBCX	OMBZX	OMBLX
Old Mutual Asset Allocation Conservative Portfolio	OMCAX	OMCCX	OMCZX	OMCIX
Old Mutual Asset Allocation Growth Portfolio	OMGAX	OMCGX	OMGZX	OMGIX
Old Mutual Asset Allocation Moderate Growth Portfolio	OMMAX	OMMCX	OMMZX	OMMIX
Old Mutual Analytic U.S. Long/Short Fund	OADEX	—	OBDEX	OISLX
Old Mutual Barrow Hanley Value Fund	OAFOX	—	OBFOX	OIBHX
Old Mutual Copper Rock Emerging Growth Fund	OMARX	—	OMZRX	OMIRX
Old Mutual Focused Fund	OAFCX	—	OBFVX	OIFCX
Old Mutual International Equity Fund	OMXAX	—	OMXZX	OMXIX
Old Mutual Large Cap Growth Fund	OLGBX	—	OLCPX	OILLX
Old Mutual TS&W Small Cap Value Fund	OACVX	—	OSMVX	OICVX
Old Mutual TS&W Mid-Cap Value Fund	OTMAX	—	OTMZX	OTMIX
Old Mutual Copper Rock International Small Cap Fund	OSSAX	—	OSSCX	OISSX

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [_______], 2011, relating specifically to the Joint Special Meetings of Shareholders of each of Old Mutual Funds listed above, to be held on February 10, 2012 (the “Proxy Statement/Prospectus”).  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling or writing to Touchstone Funds at the telephone number or address stated above.  You also can access this information at [www.________].

SAI - Table of Contents

TABLE OF CONTENTS

GENERAL INFORMATION
INCORPORATION BY REFERENCE
PRO FORMA FINANCIAL STATEMENTS
EXHIBIT A: ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS
THE TRUST
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
INVESTMENT LIMITATIONS
TRUSTEES AND OFFICERS
THE INVESTMENT ADVISOR
THE SUB-ADVISORS
PORTFOLIO MANAGERS
PROXY VOTING PROCEDURES
THE DISTRIBUTOR
SECURITIES TRANSACTIONS
CODE OF ETHICS
PORTFOLIO TURNOVER
DISCLOSURE OF PORTFOLIO HOLDINGS
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
CHOOSING A SHARE CLASS
OTHER PURCHASE AND REDEMPTION INFORMATION
DIVIDENDS
TAXES
PRINCIPAL SECURITY HOLDERS
CUSTODIAN
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL COUNSEL
TRANSFER AND SUB-ADMINISTRATIVE AGENT
FINANCIAL STATEMENTS
APPENDIX A
APPENDIX B

SAI - Table of Contents

GENERAL INFORMATION

This Statement of Additional Information relates to the proposed reorganization of each Old Mutual Fund, as identified below, into the corresponding Acquiring Fund, as identified below.  Each proposed reorganization involves (i) the transfer of all of the assets of the Old Mutual Fund to the corresponding Acquiring Fund and the assumption of all of  the liabilities of the Old Mutual Fund by the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund; (ii) the subsequent pro rata distribution of shares of the corresponding Acquiring Fund to the Old Mutual Fund shareholders, and (iii) the termination and complete liquidation of the Old Mutual Fund.

Old Mutual Fund	Acquiring Fund
Old Mutual Analytic Fund	Touchstone Dynamic Equity Fund
Old Mutual Asset Allocation Balanced Portfolio	Touchstone Balanced Allocation Fund
Old Mutual Asset Allocation Conservative Portfolio	Touchstone Conservative Allocation Fund
Old Mutual Asset Allocation Growth Portfolio	Touchstone Growth Allocation Fund
Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Moderate Growth Allocation Fund
Old Mutual Analytic U.S. Long/Short Fund	Touchstone US Long/Short Fund
Old Mutual Barrow Hanley Value Fund	Touchstone Value Fund
Old Mutual Copper Rock International Small Cap Fund	Touchstone International Small Cap Fund
Old Mutual Focused Fund	Touchstone Focused Fund
Old Mutual International Equity Fund	Touchstone International Equity Fund
Old Mutual Large Cap Growth Fund	Touchstone Capital Growth Fund
Old Mutual TS&W Small Cap Value Fund	Touchstone Small Cap Value Opportunities Fund
Old Mutual TS&W Mid-Cap Value Fund	Touchstone Mid Cap Value Opportunities Fund
Old Mutual Copper Rock Emerging Growth Fund	Touchstone Emerging Growth Fund

The following Old Mutual Funds are series of Old Mutual Funds I:  Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, Old Mutual Asset Allocation Growth Portfolio, Old Mutual Analytic Fund, Old Mutual Copper Rock Emerging Growth Fund, and Old Mutual International Equity Fund (the “OMF I Funds”).  The following Old Mutual Funds are series of Old Mutual Funds II:  Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Barrow Hanley Value Fund, Old Mutual Focused Fund, Old Mutual Large Cap Growth Fund, Old Mutual Copper Rock International Small Cap Fund, Old Mutual TS&W Mid-Cap Value Fund and Old Mutual TS&W Small Cap Value Fund (the “OMF II Funds”).  Each Acquiring Fund is a series of Touchstone Strategic Trust.  Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
Statement of Additional Information of Old Mutual Funds I, with respect to the OMF I Funds, dated November 23, 2010 (filed via EDGAR on November 23, 2010, Accession No. 0001292278-10-000030) (the “OMF I SAI”).

2.	Supplement dated May 20, 2011 to the OMF I SAI, with respect to the OMF I Funds (filed via EDGAR on May 20, 2011, Accession No. 0001292278-11-000004).
3.	Supplement dated October 4, 2011 to the OMF I SAI, with respect to the OMF I Funds (filed via EDGAR on October 4, 2011, Accession No. 0001292278-11-000022).
4.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Old Mutual Funds I for the fiscal year ended July 31, 2011, with respect to the OMF I Funds (filed via EDGAR on September 27, 2011, Accession No. 0001292278-11-000020).

5.
Statement of Additional Information of Old Mutual Funds II, with respect to the OMF II Funds, dated July 26, 2011 (filed via EDGAR on July 26, 2011, Accession No. 0000775180-11-000047) (the “OMF II SAI”).

6.
Supplement dated October 21, 2011 to the OMF II SAI, with respect to the Old Mutual Barrow Hanley Value Fund and the Old Mutual Large Cap Growth Fund (filed via EDGAR on October 21, 2011, Accession No. 0000775180-11-000109).

7.
The audited financial statements and related report of the independent registered public registered accounting firm included in the Annual Report to Shareholders of Old Mutual Funds II for the fiscal year ended March 31, 2011, with respect to the OMF II Funds (filed via EDGAR on June 7, 2011, Accession No. 0000775180-11-000035).

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial information has not been prepared for each Reorganization because each Old Mutual Fund is being reorganized into a newly organized series with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the corresponding Acquired Fund. Each Acquiring Fund will adopt the financial statements and financial history of the corresponding Acquired Fund upon the consummation of the Reorganization.

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EXHIBIT A: ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

THE TRUST

Touchstone Strategic Trust (the “Trust”), an open-end management investment company, was organized as a Massachusetts business trust on November 18, 1982.  This Exhibit A relates to the following funds: Touchstone Dynamic Equity Fund, Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone US Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Focused Fund, Touchstone International Equity Fund, Touchstone Capital Growth Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Mid Cap Value Opportunities Fund and Touchstone Emerging Growth Fund (each a “Fund” and collectively, the “Funds”). Each of the Touchstone Value Fund, the Touchstone Capital Growth Fund and the Touchstone Focused Fund is a non-diversified open-end management investment company.  Each other Fund is a diversified open-end management investment company.

Touchstone Advisors, Inc. (the “Advisor”) is the investment manager and administrator for each Fund.  The Advisor has selected a sub-advisor(s) (individually, a “Sub-Advisor,” collectively, the “Sub-Advisors”) to manage, on a daily basis, the assets of each Fund.  The Advisor has sub-contracted certain administrative and accounting services to JPMorgan Chase Bank, N.A. (“JPMorgan”). Touchstone Securities, Inc. (the “Distributor”) is the principal distributor of the Funds’ shares.  The Distributor is an affiliate of the Advisor.

Shares of each Fund have equal voting rights and liquidation rights.  Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the “1940 Act”) or otherwise.  Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trust.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected.  In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund.  Expenses attributable to any Fund are borne by that Fund.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders.  No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A shares, Class C shares, Class Y shares, and Institutional shares of a Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different (or no) distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (v) certain classes offer different features and services to shareholders and may have different investment minimums.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

SAI - Table of Contents

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership.  However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred.  In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations.  Management believes that, in view of the above, the risk of personal liability is remote.

History of the Funds

It is currently contemplated that before each Fund identified below commences operations, substantially all of the assets of each Predecessor Fund will be transferred to its corresponding Fund in a tax-free reorganization (each a “Reorganization”). If approved by shareholders of the Predecessor Funds, each Reorganization is expected occur in the second quarter of 2012. As a result of each Reorganization, the performance and accounting history of each Predecessor Fund will be assumed by its corresponding Fund.  Financial and performance information included herein is that of the Predecessor Funds.

Predecessor Funds	Funds
Old Mutual Analytic Fund	Touchstone Dynamic Equity Fund
Old Mutual Asset Allocation Balanced Portfolio	Touchstone Balanced Allocation Fund
Old Mutual Asset Allocation Conservative Portfolio	Touchstone Conservative Allocation Fund
Old Mutual Asset Allocation Growth Portfolio	Touchstone Growth Allocation Fund
Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Moderate Growth Allocation Fund
Old Mutual Analytic U.S. Long/Short Fund	Touchstone US Long/Short Fund
Old Mutual Barrow Hanley Value Fund	Touchstone Value Fund
Old Mutual Copper Rock International Small Cap Fund	Touchstone International Small Cap Fund
Old Mutual Focused Fund	Touchstone Focused Fund
Old Mutual International Equity Fund	Touchstone International Equity Fund
Old Mutual Large Cap Growth Fund	Touchstone Capital Growth Fund
Old Mutual TS&W Small Cap Value Fund	Touchstone Small Cap Value Opportunities Fund
Old Mutual TS&W Mid-Cap Value Fund	Touchstone Mid Cap Value Opportunities Fund
Old Mutual Copper Rock Emerging Growth Fund	Touchstone Emerging Growth Fund

Touchstone US Long/Short Fund.  Prior to February 2006, the Predecessor Fund did not take short positions as part of its main investment strategies.

Touchstone Value Fund.  Prior to January 1, 2006, the Predecessor Fund was managed by an investment advisor different than the Predecessor Fund’s investment advisor and sub-advisor.

Touchstone International Small Cap Fund.  Effective January 1, 2006, certain of the Predecessor Fund’s assets began to be managed by sub-advisors different than the Predecessor Fund’s former investment advisor, and the Predecessor Fund’s former investment advisor became a sub-advisor to the Fund.  Effective February 28, 2009, the Predecessor Fund’s former investment advisor ceased providing sub-advisory services to the Predecessor Fund and was replaced with a new sub-advisor.  Effective May 21, 2011, the Predecessor Fund’s investment strategy changed from a domestic small cap strategy to an international small cap strategy, and Copper Rock Capital Partners LLC became sole sub-adviser to the Fund.

Touchstone Capital Growth Fund.  Prior to January 1, 2006, the Predecessor Fund was managed by an investment adviser different than the Predecessor Fund’s investment advisor and sub-advisor.  Prior to February 10, 2007, the Predecessor Fund was co-managed by sub-advisers other than Ashfield Capital Partners, LLC (“Ashfield”), and prior to August 8, 2009, the Fund was co-managed by Ashfield and another sub-adviser.

Touchstone Small Cap Value Opportunities Fund. Prior to July 25, 2003, the Class Z shares of the Predecessor Fund were known as the TS&W Small Cap Value Fund, LLC.  On July 25, 2003, the Predecessor Fund acquired the assets of the TS&W Small Cap Value Fund, LLC (“Prior Predecessor Fund”).  The Prior Predecessor Fund was not registered under the 1940 Act, nor was it subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code.

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DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

Each Fund’s principal strategy and principal risks are described in the prospectuses.  The following supplements the information contained in the prospectuses concerning each Fund’s principal strategy and principal risks.  In addition, although not principal strategies of the Funds, the Funds may invest in other types of securities and engage in other investment practices as described in the prospectuses or in this SAI.  Unless otherwise indicated, each Fund is permitted to invest in each of the investments listed below, or engage in each of the investment techniques listed below consistent with the Fund’s investment objectives, policies and strategies.  The investment limitations below are considered to be non-fundamental policies which may be changed at any time by a vote of the Fund’s Board of Trustees, unless designated as a “Fundamental” policy.  In addition, any stated percentage limitations are measured at the time of the purchase of a security.  Unless otherwise indicated, the information below also applies to each of the Touchstone Conservative Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Moderate Growth Allocation Fund and the Touchstone Growth Allocation Fund (each an “Asset Allocation Fund” and collectively the “Asset Allocation Funds”) through its investment in shares of other series of the Touchstone Funds.

ADRs, ADSs, GDRs, EDRs and CDRs

American Depositary Receipts (“ADRs”) and American Depositary Shares (“ADSs”) are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer.  They are publicly traded on exchanges or over-the-counter in the United States.  European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), and Global Depositary Receipts (“GDRs”) may also be purchased by the Funds. EDRs, CDRs and GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.  Certain institutions issuing ADRs, ADSs, GDRs or EDRs may not be sponsored by the issuer of the underlying foreign securities.  A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.  Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility.  The Depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Borrowing

Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.  In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.  The Funds have adopted fundamental limitations and non-fundamental limitations which restrict circumstances in which and degree to which the Funds can engage in borrowing. See the section entitled “Investment Limitations,” below.

Business Development Companies

Business development companies (“BDCs”) are a type of closed-end fund regulated under the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs are publicly-traded mezzanine/private equity funds that typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for capital raising. BDCs are unique in that at least 70% of their investments must be made to private U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. BDCs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). BDCs have expenses associated with their operations. Accordingly, the Fund will indirectly bear its proportionate share of any management and other expenses, and of any performance based fees, charged by the BDCs in which it invests.

Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective, and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their net asset value.

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Canadian Income Trusts

Canadian Income Trusts are a qualified income trust as designated by the Canada Revenue Agency that operates as a profit-seeking corporation. This type of income trust, which pays out all earnings to unit holders before paying taxes, is usually traded publicly on a securities exchange. Canadian income trusts enjoy special corporate tax privileges.

Common Stocks

Common stocks are securities that represent units of ownership in a company.  Common stocks usually carry voting rights and earn dividends.  Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.  A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors.  Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Fund’s synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade.  However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities.  Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing “time value” as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss.  The market price of the option component generally reflects these differences in maturities, and the Advisor and applicable sub-advisor take such differences into account when evaluating such positions.  When a synthetic convertible position “matures” because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer.  If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

Corporate Bonds

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion.  In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options on securities (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only (“IOs”) and principal-only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interested and principal securities (“STRIPs”)), privately issued stripped securities (e.g., TGRs, TRs, and CATs).  These various instruments are discussed later in this section.

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Equity-Linked Notes

A Fund may purchase equity-linked notes (“ELNs”).  The principal or coupon payment on an ELN is linked to the performance of an underlying security or index.  ELNs may be used, among other things, to provide a Fund with exposure to international markets while providing a mechanism to reduce foreign tax or regulatory restrictions imposed on foreign investors.  The risks associated with purchasing ELNs include the creditworthiness of the issuer and the risk of counterparty default.  Further, a Fund’s ability to dispose of an ELN will depend on the availability of liquid markets in the instruments.  The purchase and sale of an ELN is also subject to the risks regarding adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

Equity-Linked Warrants

Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.

Eurobonds

A Eurobond is a bond denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars (U.S. dollars held in banks outside of the United States), they may pay principal and interest in other currencies.

Exchange Traded Funds

Exchange traded funds (“ETFs”) represent shares of ownership in either mutual funds, unit investment trusts, or depositary receipts that hold portfolios of common stocks which closely track the performance and dividend yield of specific indices, either broad market, sector or international. ETFs allow an investor to buy or sell an entire portfolio of stocks in a single security which is priced and can be bought and sold throughout the trading day. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or foreign market, or while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees and other fees and expenses that are incurred directly by the Fund that increase their costs versus the costs of owning the underlying securities directly.  Also, although ETFs often seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

For hedging or other purposes, each Fund may invest in ETFs that seek to track the composition and/or performance of specific indices or portions of specific indices. Certain ETFs are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM), NASDAQ 100 Shares, and iShares.

Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF has been granted an exemptive order by the SEC and subject to certain terms and conditions imposed by such exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF.

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Foreign Currency Risk

A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.  Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

While the Fund’s net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) It may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund’s securities denominated in such foreign currency.

By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when a Fund’s portfolio manager anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward foreign currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account or otherwise earmark assets as cover to assure that its obligations under forward foreign currency contracts are covered.

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Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.  In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise earmark assets as cover.  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Illiquid Securities

Subject to the limitations in the 1940 Act, the Funds may invest in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books.

Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities.  Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Because these types of securities are thinly traded, if at all, and market prices for these types of securities are generally not readily available, the Fund typically determines the price for these types of securities in good faith in accordance with policies and procedures adopted by the Board of Trustees.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

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In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, “special situations”) could enhance the Funds’ capital appreciation potential.  To the extent these investments are deemed illiquid, the Funds’ investment in them will be consistent with their applicable restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Funds’ Advisor and/or Sub-Advisors based on criteria approved by the Board of Trustees.

Inflation-Protected Debt Securities

A Fund may invest in inflation-protected debt securities or inflation-indexed bonds.  Inflation-protected debt securities or inflation-indexed bonds include securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.  Typically, such securities are structured as fixed income securities whose value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-indexed bonds that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.  Other types of inflation-indexed bonds exist which use an inflation index other than the CPI.

Inflation-indexed bonds issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate.  A Fund may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While inflation-indexed bonds are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though the holder does not receive its principal until maturity.  See “Taxes” for more information.

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Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, a Fund’s Advisor and/or Sub-Advisors will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds they advise. Any such allocation will be done on a non-discriminatory basis.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Interests in Publicly Traded Limited Partnerships

Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership’s trade or business.  Unlike common stock in a corporation, limited partnership interests have limited or no voting rights.  However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests.  In addition, limited partnership interests are subject to risks not present in common stock.  For example, interest income generated from limited partnerships deemed not to be “publicly traded” will not be considered “qualifying income” under the Code and may trigger adverse tax consequences (please refer to the “Taxes” section of this SAI for a discussion of relevant tax risks).  Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock.  Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership.  Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership.  Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes.  In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Investment Company Shares

Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.  The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.

The Advisor has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the funds it manages to invest their uninvested cash or cash collateral in one or more affiliated money market funds.  Each Fund (subject to its investment limitations) may invest up to 25% of its total assets in affiliated money market funds.  See also “Investment Limitations” and “Exchange Traded Funds.”

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Leveraging

Leveraging a Fund through borrowing or other means creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal amount of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.
Because the SEC staff believes that, among other transactions, reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage. The requirement that such transactions be fully collateralized by assets segregated by the Funds’ custodian or otherwise subject to “covering” techniques imposes a practical limit on the leverage these transactions create.

Lower-Rated Securities

A Fund may invest in lower-rated bonds commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a nationally recognized statistical rating organization (NRSRO). Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed-income securities tend to vary inversely with the level of interest rates.  Yields and market values of high-yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.  Investors should carefully consider the relative risks of investing in high-yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore, a Fund may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High-Yield, High-Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower-rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

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Sensitivity to Interest Rate and Economic Changes:  Lower-rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund’s net asset value.

Payment Expectations:  High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets.  If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund’s rate of return.

Taxes:  A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Code even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by a Fund in a taxable year is not represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions.  Borrowing to fund any distribution also has tax implications.  See “Taxes”.

Micro Cap Securities.  The Funds may invest in companies whose total market capitalization at the time of investment is generally between $30 million and $500 million, referred to as micro cap companies.  Micro cap companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects.  Micro cap companies may have greater risk and volatility than large companies and may lack the management depth of larger, mature issuers.  Micro cap companies may have relatively small revenues and limited product lines, markets, or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.  In addition, micro cap companies may be developing or marketing new products or services for which markets are not yet established and may never become established.  As a result, the prices of their securities may fluctuate more than those of larger issuers.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They include: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Related and Other Asset-Backed Securities

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.  Covered bonds are a type of asset backed security that is created from public sector loans or mortgage loans where the security is backed by a separate group of loans.  Covered bonds typically carry a 2 to 10 year maturity rate and enjoy relatively high credit ratings, depending on the quality of the pool of loans backing the bond.  Lack of liquidity and tightening of credit markets will adversely affect the value of asset-backed securities.

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A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses.  The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by Government National Mortgage Association (GNMA)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.  The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Consequently, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

Government Pass-Through Securities

Government pass-through securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and Freddie Mac. GNMA, Fannie Mae and Freddie Mac guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. Freddie Mac generally guarantees only the ultimate collection of principal of the underlying mortgage loan.  Certain federal agencies, such as the GNMA, have been established as instrumentalities of the United States government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the U.S. Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).  Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “GNMAs”) that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PC’s”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

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Since September 6, 2008, Fannie Mae and Freddie Mac have been under conservatorship, with the Federal Housing Finance Agency (FHFA) acting as conservator.  It is not known when or how the conservatorships will be terminated or what changes to Fannie Mae’s and Freddie Mac’s business structures will be made during or following the termination of the conservatorships.  However, the recently enacted Dodd-Frank Wall Street Reform and Consumer Protection Act requires the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of Fannie Mae and Freddie Mac or the privatization of such entities.  In a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market.  The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac.  Notably, the plan does not propose similar significant changes to Ginnie Mae, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs.  The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

REMICS

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property.  For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

CMOs

A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, Freddie Mac, or Fannie Mae, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Commercial Mortgage-Backed Securities

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Mortgage Dollar Rolls

Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.  To avoid any leveraging concerns, a Fund will place U.S. government or other liquid securities in a segregated account or otherwise earmark assets as cover in an amount sufficient to cover its repurchase obligation.

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Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.

In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the assets underlying the interest-only securities experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities.  Conversely, principal-only securities tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.  The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell these securities at any particular time.

Municipal Securities

A Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.  Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by the Fund to its shareholders may not be tax-exempt.  A brief description of some typical types of municipal securities follows:

General Obligation Securities.  General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond.  The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

Revenue or Special Obligation Securities.  Revenue or Special Obligation Securities are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example.  The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals.  Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made.  Further security may be available in the form of the state’s ability, without obligation, to make up deficits in the reserve fund.

Municipal Lease Obligations.  Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities.  Usually, a Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary.  The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds.  The interest income from the lease obligation may become taxable if the lease is assigned.  Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis.  Finally, the lease may be illiquid.

Bond Anticipation Notes.  Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged.  The long-term bonds then provide money for the repayment of the notes.

Tax Anticipation Notes.  Tax Anticipation Notes finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

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Revenue Anticipation Notes.  Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”).  IDBs and PABs are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities.  PABs generally are such bonds issued after April 15, 1986.  These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer’s counsel.  IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer.  The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

Resource Recovery Bonds.  Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations.  These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

Tax-Exempt Commercial Paper and Short-Term Municipal Notes.  Tax-Exempt Commercial Paper and Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less.  They include tax anticipation notes, revenue anticipation notes and construction loan notes.

Construction Loan Notes.  Construction Loan Notes are sold to provide construction financing.  After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or Ginne Mae.

Put Bonds.  Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.

Build America Bonds (“BABs”).  BABs are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder. There are two types of BABs - Tax Credit BABs and Direct Payment BABs. Direct Payment BABs provide a federal subsidy of 35% of the interest paid on the bonds to the issuer. Tax Credit BABs provides a federal subsidy as a refundable tax credit directly to the bondholders. While the bondholder is the recipient of the tax credit through Tax Credit BABs, and the bond issuer is the recipient of the tax subsidy through Direct Payment BABs, both options reduce the cost of borrowing for the bond issuer in comparison to traditional taxable corporate bonds, and in many cases, it is more cost effective than issuing traditional tax-exempt bonds.

After purchase by a Fund, an issue of municipal securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund.  Neither event would require the Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to municipal securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.

A Fund may invest in municipal securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.  Since a Fund invests in municipal securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.
A Fund may also invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

The yields on municipal securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal securities market, size of a particular offering, and maturity and rating of the obligation. Because many municipal securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the municipal securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a municipal security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

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Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.  Call options on foreign currencies written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put or otherwise earmark assets as cover.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

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All options written on indices must be covered.  When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument.  Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Caps, Collars and Floors.  Caps and floors have an effect similar to buying or writing options.  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level.  The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Inverse Floaters.  A Fund may invest in inverse floaters.  Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates.  The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security.  These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Ordinary Shares

Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange.  Ordinary shares may be purchased with and sold for U.S. Dollars.  Investing in foreign companies may involve risks not typically associated with investing in United States companies.  See “Securities of Foreign Issuers.”

Participation Interests

A Fund may invest in participation interests in fixed income securities.  A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased.  For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders.  Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.  Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

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More complex participation interests involve special risk considerations.  Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments.  Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility.  Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities.  A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium.  Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase.  Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations.  The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations.  If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders.  Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest.  Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities.  Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

Pay-In-Kind (PIK) Bonds

Pay-in-kind bonds are securities which, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Preferred Stock

Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Over-The-Counter Securities

A Fund may invest in over-the-counter stocks.  In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards.  Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock.  This means that the depth of market liquidity of some stocks in which each Fund invests may not be as great as that of other securities and, if the Funds were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

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Privatization

Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

Real Estate Investment Trusts (“REITS”)

The Funds may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations.  The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement).   In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.

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Reverse Repurchase Agreement, Dollar Roll and Reverse Dollar Roll Transactions

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  Reverse repurchase agreements are considered borrowing by a Fund and are subject to a Fund’s limitations on borrowing.  A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  A reverse dollar roll transaction involves a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. Each Fund will fully collateralize its reverse repurchase agreements, dollar roll and reverse dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement, dollar roll or reverse dollar roll transaction by segregating or otherwise earmarking cash or other liquid securities.

Royalty Trusts

Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust.  A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the liquidity of Rule 144A securities to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of: (1) cash in U.S. dollars; (2) securities issued or fully guaranteed by the United States government or issued and unconditionally guaranteed by any agencies thereof; or (3) irrevocable performance letters of credit issued by banks approved by each Fund.  All collateral must equal at least 100% of the market value of the loaned securities.  A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.  Collateral is marked to market daily.  There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. In addition, cash collateral invested by the lending Fund is subject to investment risk and the Fund may experience losses with respect to its collateral investments. The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.

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Securities of Foreign Issuers

The Funds may invest in securities of foreign issuers and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States.  Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of a Fund’s assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies.

Emerging Market Securities

Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index, or otherwise excluded from the MSCI World Index.  As of May 30 2011, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The country composition of the MSCI Emerging Markets Index and the MSCI World Index can change over time.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund.  Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.  There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments.  The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

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Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Some emerging countries currently prohibit direct foreign investment in the securities of their companies.  Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act.  Shareholders of a Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds.  In addition, these investment funds may trade at a premium over their net asset value.

Participatory notes (commonly known as P-notes) are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying Indian securities listed on the Indian bourses.  These securities are not registered with the Securities and Exchange Board of India.  Participatory notes are similar to ADRs and the risks of investing in participatory notes are similar to those discussed above with respect to securities of foreign issuers in general.

Senior Securities

Senior securities may include any obligation or instrument issued by a Fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Short Sales

In a short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest, which accrue during the period of the loan.

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund’s obligation to deliver the securities sold short is otherwise “covered,” whether by placing assets in a segregated account or otherwise earmarking assets as cover in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short, or otherwise.  Any Fund that engages in short sales will comply with these requirements.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

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As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Stand-By Commitments

When a Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations.  A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio.  A stand-by commitment is a security independent of the municipal obligation to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation.  A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities).  The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 10% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.  A Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Advisor or Sub-Advisor, as the case may be, present minimal credit risks.

Step Coupon Bonds (STEPS)

A Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods.  In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Structured Notes

A Fund may invest in structured notes, including “total rate of return swaps,” with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes.  The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans.  Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value.

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc.  The nominal amount on which the cash flows are calculated is called the notional amount.  Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price.  The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund.  If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.  In addition, if the counter-party’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties.  The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party.  A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.  If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

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A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses.  In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC.  [If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.]

Equity Swaps.  In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate.  By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks.  Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

Interest Rate Swaps.  Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future.  Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows.  Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different.  Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely.  For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives.  Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

Currency Swaps.  A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.  A Fund may enter into a currency swap when it has one currency and desires a different currency.  Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest.  Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract.  Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Credit Default Swaps.  A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a referenced debt obligation. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, a Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans to the protection seller and receive the par (or other agreed-upon) value upon default or similar events by the issuer of the underlying reference obligation.  If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund.  As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default or similar event.  In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default or similar event by the issuer of the underlying reference obligation.

A Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default or similar event by the third-party issuer of the underlying reference obligation.  In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract.  If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

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Tender Option Bonds

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.  The Advisor or Sub-Advisor as the case may be, will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option.  In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

Time Deposits

Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

Technology Securities

The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk.  Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

Temporary Defensive Investments

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

U.S. Government Securities

U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.  Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States.  Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency’s obligations, such as securities of Fannie Mae; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed.  The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program.  Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the United States, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.

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U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).  They also include Treasury inflation-protection securities (“TIPS”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period. Rights are similar to warrants but normally have a short life span to expiration.  The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration.  Also, the purchase of warrants and/or rights involves the risk that the effective price paid for the warrants and/or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Buying a warrant does not make the Fund a shareholder of the underlying stock.  The warrant holder has no voting or dividend rights with respect to the underlying stock.  A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

When-Issued, Delayed Delivery Securities and Forward Commitment Transactions

To secure prices deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction.  When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring the securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Yankee Obligations

Yankee obligations (“Yankees”) are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations, as obligations of foreign issuers, are subject to the same types of risks discussed above in “Foreign Securities.”

Zero Coupon Securities

The Funds may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause the Fund to liquidate investments in order to make the required distributions. The IRC requires that the Fund accrue interest income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the distribution requirements applicable to the Fund under the IRC. See “Taxes.”

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Zero coupon securities may include treasury securities that have had their interest payments (“coupons”) separated from the underlying principal (“corpus”) by their holder, typically a custodian bank or investment brokerage firm.  Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately.  The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments.  Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system.  Under a Federal Reserve program known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities,” a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

INVESTMENT LIMITATIONS

Fundamental Limitations.  The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds.  These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.  The vote of a majority of the outstanding shares means the vote of the lesser of (1) 67% or more of the shares present or represented by proxy at the meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

Several of these fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

The following fundamental investment limitations apply to each Fund:

1.           Each Fund, other than the Touchstone Value Fund, the Touchstone Capital Growth Fund and the Touchstone Focused Fund, is a “diversified company” as defined in the 1940 Act.  This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions.  This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Please refer to number 1 of the “Non-Fundamental Investment Restrictions” section for further information.

2.           A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Please refer to number 2 of the “Non-Fundamental Investment Restrictions” section for further information.

3.           A Fund may not underwrite the securities of other issuers.  This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

4.           A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.           A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

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6.           A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7.           A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.

Please refer to number 3 of the “Non-Fundamental Investment Restrictions” section for further information.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund also has adopted certain non-fundamental investment restrictions.  A non-fundamental investment restriction may be amended by the Board without a vote of shareholders.

The following non-fundamental investment limitations apply to each Fund:

1.           In complying with the fundamental investment restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.  This limitation does not apply to the Touchstone Value Fund, the Touchstone Capital Growth Fund and the Touchstone Focused Fund.

2.           In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, a Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

3.           In complying with the fundamental investment restriction with regard to making loans, a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Statement of Additional Information.

A Fund will determine compliance with the fundamental and non-fundamental investment restriction percentages above (with the exception of the restriction relating to borrowing) and other investment restrictions in this SAI immediately after and as a result of its acquisition of such security or other asset.  Accordingly, a Fund will not consider changes in values, net assets, or other circumstances when determining whether the investment complies with its investment restrictions.

TRUSTEES AND OFFICERS

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Fund Complex and other directorships held.  All funds managed by the Advisor are part of the “Touchstone Fund Complex.”  The Touchstone Fund Complex consists of the Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.  The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as “Independent Trustees.”

Interested Trustees1:
Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served2	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex3	Other Directorships Held During Past 5 Years 4
Jill T. McGruder Touchstone Advisors, Inc 303 Broadway Cincinnati, OH Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President and CEO of IFS Financial Services, Inc. (a holding company).	41
Director of LaRosa’s (a restaurant chain), Capital Analysts Incorporated (an investment advisor and broker-dealer), IFS Financial Services, Inc. (a holding company),  Integrity and National Integrity Life Insurance Co., Touchstone Securities (the Trust’s distributor), Touchstone Advisors (the Trust’s investment advisor and administrator), W&S Brokerage Services (a brokerage company) and W&S Financial Group Distributors (a distribution company.

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Independent Trustees:
Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served2	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex3	Other Directorships Held During Past 5 Years 4
Phillip R. Cox 105 East Fourth Street Cincinnati, OH Year of Birth: 1947	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1999	President and Chief Executive Officer of Cox Financial Corp. (a financial services company).	41
Director of Cincinnati Bell (a communications company), Bethesda Inc. (a hospital), Timken Co. (a manufacturing company), Diebold (a technology solutions company), and Ohio Business Alliance for Higher Education. Director of Duke Energy from 1994 – 2008.

H. Jerome Lerner c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1989	Principal of HJL Enterprises (a privately held investment company).	41	None
Donald C. Siekmann c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2005	Executive for Duro Bag Manufacturing Co. (a bag manufacturer) from 2002 -2008.	41	Riverfront Mutual Funds
John P. Zanotti c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1948	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2002	CEO, Chairman and Director of Avaton, Inc. (a wireless entertainment company) until 2006. President of Cincinnati Biomedical (a life science and economic development company) from 2003 - 2007. Chairman of Integrated Media Technologies (a media company)	41	None
Susan J. Hickenlooper c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1946	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2009	Trustee of Gateway Trust from 2005 – 2007	41	None

1
Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an “interested person” of the Trust within the meaning of Section 2(a) (19) of the 1940 Act.

2	Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

3
The Touchstone Fund Complex consists of 17 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Investment Trust, 11 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 1 series of Touchstone Institutional Funds Trust.

4	Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

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Principal Officers:
Name Address Year of Birth	Position Held with Trust1	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1955	President	Until resignation, removal or disqualification President since 2004; President from 2000-2002	See biography above.
Brian E. Hirsch Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1956	Vice President	Until resignation, removal or disqualification Vice President since 2003	Senior Vice President of Compliance and Fund Administration of IFS Financial Services, Inc. (a holding company)
Steven M. Graziano Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1954	Vice President	Until resignation, removal or disqualification Vice President since 2009
President of Touchstone Advisors, Inc.; Executive Vice President of Pioneer Investment Management, Head of Retail Distribution and Strategic Marketing 2007 – 2008; Executive Vice President of Pioneer Investment Management, Chief Marketing Officer 2002 – 2007.

Timothy D. Paulin Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1963	Vice President	Until resignation, removal or disqualification Vice President since 2010	Vice President of Investment Research and Product Management of Touchstone Advisors, Inc.; Director of Product Design of Klein Decisions, Inc. 2003 – 2010.
Joseph Melcher Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1973	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2010	Vice President of Compliance of IFS Financial Services (a holding company); Assistant Vice President of Compliance of IFS Financial Services 2005 – 2010.
Terrie A. Wiedenheft Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller since 2000 Treasurer since 2003	Chief Financial Officer and Senior Vice President of IFS Financial Services, Inc.
Jay S. Fitton JPMorgan. 303 Broadway Cincinnati, OH Year of Birth: 1970	Secretary	Until resignation, removal or disqualification Secretary since 2006. Assistant Secretary from 2002 - 2006	Assistant Vice President and Senior Counsel at JPMorgan Chase Bank, N.A.

1
Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

2
The Touchstone Fund Complex consists of  17 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Investment Trust, 11 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 1 series of Touchstone Institutional Funds Trust.

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Additional Information About the Trustees

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Sub-Advisors, other service providers, counsel and independent auditors; and to exercise effective business judgment in the performance of their duties, support this conclusion.  The Board has also considered the contributions that each Trustee can make to the Board and the Funds.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Ms. McGruder, experience as a chief executive officer of a financial services company and director of various other businesses, as well as executive and leadership roles within the Adviser; Mr. Cox, experience as a chief executive officer of a financial services company and director of companies from varied industries; Mr. Lerner, owner of a management consulting services company and executive experience at various businesses; Mr. Siekmann, accounting experience as a partner at a major accounting firm, director experience at another mutual fund complex, executive experience at various businesses and a leadership role at a charitable organization; Mr. Zanotti, executive and board experience at companies from various industries; and Ms. Hickenlooper, executive and board experience at various businesses, foundations and charitable organizations.  In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Board Structure

The Board of Trustees is composed of five Independent Trustees and one Interested Trustee, Jill T. McGruder, who is Chairperson of the Board of Trustees. The full Board has appointed Phillip R. Cox to serve as the Lead Independent Trustee. Ms. McGruder oversees the day-to-day business affairs of the Trust and communicates with Mr. Cox regularly on various Trust issues, as appropriate. Mr. Cox, among other things, chairs meetings of the Independent Trustees, serves as a spokesperson for the Independent Trustees and serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings. Except for any duties specified herein, the designation of Lead Independent Trustee does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel.

The Board holds four regular meetings each year to consider and address matters involving the Trust and its Funds. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board has established a committee structure that includes an Audit Committee and a Governance Committee (discussed in more detail below). The Board conducts much of its work through these Committees.  Each Committee is comprised entirely of Independent Trustees, which ensures that the Funds have effective and independent governance and oversight.

The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Interested Chairperson and a Lead Independent Trustee, is appropriate and in the best interests of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees and the full Board in a manner that enhances effective oversight.  The Board believes that having an Interested Chairperson is appropriate and in the best interests of the Trust given:  (1) the extensive oversight provided by the Trust’s Advisor over the affiliated and unaffiliated Sub-Advisors that conduct the day-to-day management of the Funds of the Trust, (2) the extent to which the work of the Board is conducted through the standing Committees, (3) the extent to which the Independent Trustees meet regularly, together with independent legal counsel, in the absence of the Interested Chairperson and (4) the Interested Chairperson’s additional roles as a director of the Advisor and the Distributor and senior executive of IFS Financial Services, Inc., the Advisor’s parent company, and of other affiliates of the Advisor, which enhance the Board’s understanding of the operations of the Advisor and the role of the Trust and the Advisor within Western & Southern Financial Group, Inc.  The Board also believes that the role of the Lead Independent Trustee within the leadership structure is integral to promoting independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests.  In addition, the Board believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from the Trust’s management.

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Board Oversight of Risk

Consistent with its responsibilities for oversight of the Trust and its Funds, the Board, among other things, oversees risk management of each Fund’s investment program and business affairs directly and through the committee structure that it has established.  Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds.  The Board has adopted, and periodically reviews, policies and procedures designed to address these risks.  Under the overall supervision of the Board, the Advisor, Sub-Advisors, and other key service providers to the Funds, including the administrator, the distributor, the transfer agent, the custodian, and the independent auditors, have also implemented a variety of processes, procedures and controls to address these risks.  Different processes, procedures and controls are employed with respect to different types of risks.  These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

The Board requires senior officers of the Trust, including the Chief Compliance Officer (“CCO”), to report to the Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee receive regular reports from the Trust’s independent auditors on internal control and financial reporting matters.  On at least a quarterly basis, the Board meets with the Trust’s CCO, including meetings in executive sessions, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program.  In addition, the Board also receives reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of those investments.  The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Sub-Advisors to the Portfolios.

Trustee Ownership in the Touchstone Funds

The following table reflects the Trustees’ beneficial ownership in the Funds and the Touchstone Fund Complex as of December 31, 2010.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in the Touchstone Fund Complex1
Phillip R. Cox	None	None
H. Jerome Lerner	None	Over $100,000
Jill T. McGruder	None	Over $100,000
Donald C. Siekmann	None	Over $100,000
Susan J. Hickenlooper	None	Over $100,000
John P. Zanotti	None	$50,001 - $100,000

1
The Touchstone Fund Complex consists of 17 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Investment Trust, 20 series of Touchstone Funds Group Trust, 1 series of Touchstone Institutional Funds Trust and 11 variable annuity series of Touchstone Variable Series Trust.

Trustee Compensation

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Fund Complex during the fiscal year ended March 31, 2011.

Name	Compensation from Trust1	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimate Annual Benefits Upon Retirement	Aggregate Compensation from the Touchstone Fund Complex1,2
Philip R. Cox	$12,833	N/A	N/A	$77,000
H. Jerome Lerner	$10,833	N/A	N/A	$65,000
Jill T. McGruder	$0	N/A	N/A	$0
Donald C. Siekmann	$12,166	N/A	N/A	$73,000
Susan J. Hickenlooper	$10,833	N/A	N/A	$65,000
John P. Zanotti	$11,833	N/A	N/A	$71,000

1
 The Independent Trustees are eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000.  The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended March 31, 2011 is $1,000.00.

2
The Touchstone Fund Complex consists of 17 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Investment Trust, 19 series of Touchstone Funds Group Trust, 1 series of Touchstone Institutional Funds Trust and 11 variable annuity series of Touchstone Variable Series Trust.

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Each Independent Trustee receives a quarterly retainer of $9,500 and a fee of $4,500 for each Board meeting attended in person and $1,500 for attendance by telephone.  Each Committee member receives a fee of $2,250 for each committee meeting attended in person and $1,500 for attendance by telephone.  The lead Trustee receives an additional $3,000 quarterly retainer.  The Committee Chairmen receive an additional $1,500 – $2,000 quarterly retainer, depending on the committee.  All fees are split equally among the Trusts comprising the Touchstone Fund Complex.

Standing Committees of the Board

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust’s Declaration of Trust.  The Board has established the following committees to assist in its oversight functions.  Each Committee is composed entirely of Independent Trustees.

Audit Committee.   Messrs. Siekmann and Lerner are members of the Audit Committee.  The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies, practices and internal controls.  During the fiscal year ended March 31, 2011, the Audit Committee held four meetings.

Governance Committee.  Messrs. Cox and Zanotti and Ms. Hickenlooper are members of the Governance Committee.  The Governance Committee is responsible for overseeing the Trust’s compliance program and compliance issues, procedures for valuing securities and responding to any pricing issues.  During the fiscal year ended March 31, 2011, the Governance Committee held four meetings.

In addition, the Governance Committee is responsible for recommending candidates to serve on the Board.  The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

THE INVESTMENT ADVISOR

Investment Advisor.  Touchstone Advisors, Inc. (the “Advisor”), is the Funds’ investment manager and administrator.  The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western - Southern Mutual Holding Company.  Ms. McGruder may be deemed to be an affiliate of the Advisor because she is a Director of the Advisor and an officer of affiliates of the Advisor.  Ms. McGruder, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Investment Advisory Agreement.  Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Sub-Advisor, reviews and evaluates the performance of the Sub-Advisors and determines whether or not a Sub-Advisor should be replaced, subject to the supervision of, and policies established by, the Board of Trustees of the Trust.  The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services.  For its services, the Advisor is entitled to receive an investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund, as set forth below.  The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee.

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Fund	Investment Advisory Fee
Touchstone Dynamic Equity Fund
0.85% on first $300 million of assets;
0.80% on next $200 million of assets;
0.75% on next $250 million of assets;
0.70% on next $250 million of assets;
0.65% on next $500 million of assets;
0.60% on next $500 million of assets; and
0.55% on assets over $2 billion

Touchstone Emerging Growth Fund	0.90% of assets
Touchstone International Equity Fund	0.90% on first $300 million of assets; 0.85% on next $200 million of assets; and 0.80% on assets over $500 million
Touchstone Conservative Allocation Fund	0.20% on first $1 billion of assets; 0.175% on next $1 billion of assets; 0.150% on next $1 billion of assets; and 0.125% on assets over $3 billion
Touchstone Balanced Allocation Fund	0.20% on first $1 billion of assets; 0.175% on next $1 billion of assets; 0.150% on next $1 billion of assets; and 0.125% on assets over $3 billion
Touchstone Moderate Growth Allocation Fund	0.25% on first $1 billion of assets; 0.225% on next $1 billion of assets; 0.20% on next $1 billion of assets; and 0.175% on assets over $3 billion
Touchstone Growth Allocation Fund	0.25% on first $1 billion of assets; 0.225% on next $1 billion of assets; 0.20% on next $1 billion of assets; and 0.175% on assets over $3 billion
Touchstone US Long/Short Fund
0.80% on first $300 million of assets;
0.75% on next $200 million of assets;
0.70% on next $250 million of assets;
0.65% on next $250 million of assets;
0.60% on the next $500 million;
0.55% on the next $500 million; and
0.50% on assets over $2 billion

Touchstone Value Fund
0.75% on first $300 million of assets;
0.73% on next $200 million of assets;
0.72% on next $250 million of assets;
0.70% on next $250 million of assets;
0.68% on the next $500 million;
0.67% on the next $500 million; and
0.66% on assets over $2 billion

Touchstone International Small Cap Fund
0.95% on first $300 million of assets;
0.90% on next $200 million of assets;
0.85% on next $250 million of assets;
0.80% on next $250 million of assets;
0.75% on the next $500 million;
0.70% on the next $500 million; and
0.65% on assets over $2 billion

Touchstone Capital Growth Fund
0.70% on first $300 million of assets;
0.685% on next $200 million of assets;
0.675% on next $250 million of assets;
0.675% on next $250 million of assets;
0.625% on the next $500 million;
0.575% on the next $500 million; and
0.525% on assets over $2 billion

Touchstone Mid Cap Value Opportunities Fund	0.85% on first $300 million of assets; 0.80% on next $200 million of assets; and 0.75% on assets over $500 million
Touchstone Small Cap Value Opportunities Fund	0.95% on first $300 million of assets; 0.90% on next $200 million of assets; and 0.85% on assets over $500 million
Touchstone Focused Fund	0.70% on first $100 million of assets; 0.65% on next $400 million of assets; and 0.60% on assets over $500 million

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Each Fund shall pay the expenses of its operation, including but not limited to (i) charges and expenses of outside pricing services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of its custodian, transfer agent and administrative agent appointed by the Trust with respect to a Fund; (iv) brokers’ commissions, and issue and transfer taxes chargeable to a Fund in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies and foreign countries; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of the Independent Trustees of the Trust; (x) compliance fees and expenses; and (xi) interest on borrowed money, if any.  The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Funds’ investment advisory agreement will remain in force for an initial period of two years and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund’s outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.  The Funds’ investment advisory agreement may be terminated at any time, on sixty days’ written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund’s outstanding voting securities, or by the Advisor.  The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.  Each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by the Fund.

Expense Limitation Agreement.  Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and/or reimburse expenses in order to limit the Funds’ annual fund operating as follows:

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Fund	Contractual Limit on Total Operating Expenses
Touchstone Dynamic Equity Fund Class A Class C Class Y Institutional	1.55% 2.30% 1.30% 1.25%
Touchstone Emerging Growth Fund Class A Class C Class Y Institutional	1.39% 2.14% 1.14% 0.99%
Touchstone International Equity Fund Class A Class C Class Y Institutional	1.39% 2.14% 1.14% 0.99%
Touchstone Conservative Allocation Fund Class A Class C Class Y Institutional	0.61% 1.36% 0.36% 0.36%
Touchstone Balanced Allocation Fund Class A Class C Class Y Institutional	0.64% 1.39% 0.39% 0.39%
Touchstone Moderate Growth Allocation Fund Class A Class C Class Y Institutional	0.57% 1.32% 0.32% 0.32%
Touchstone Growth Allocation Fund Class A Class C Class Y Institutional	0.57% 1.32% 0.32% 0.32%
Touchstone US Long/Short Fund Class A Class C Class Y Institutional	1.30% 2.05% 1.05% 0.90%
Touchstone Value Fund Class A Class C Class Y Institutional	1.20% 1.95% 0.95% 0.85%
Touchstone International Small Cap Fund Class A Class C Class Y Institutional	1.55% 2.30% 1.30% 1.05%
Touchstone Capital Growth Fund Class A Class C Class Y Institutional	1.25% 2.00% 1.00% 0.90%
Touchstone Mid Cap Value Opportunities Fund Class A Class C Class Y Institutional	1.29% 2.04% 1.04% 0.89%
Touchstone Small Cap Value Opportunities Fund Class A Class C Class Y Institutional	1.50% 2.25% 1.25% 1.10%
Touchstone Focused Fund Class A Class C Class Y Institutional	1.20% 1.95% 0.80% 0.95%

These fee waivers and expense limitations will remain in effect for at least two years following the following the Closing of the Reorganization (as described in the Proxy Statement/Prospectus), which is expected to occur in the second quarter of 2012.  Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund.  No recoupment will occur unless a Fund’s expenses are below the expense limitation.

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Advisory Fees and Fee Waivers.

As of the date of the SAI, the Fund has not commenced operations and, thus, no advisory fees have been paid by or reimbursed to the Funds.

Administration Agreement. The Advisor provides administrative services to the Trust under an Administration Agreement.  The Advisor supervises the performance of the service providers, provides performance and compliance reports, supervises the disbursement of expenses and assists with the development of new series. The Administration Agreement provides that the Trust will pay an administrative fee to the Advisor of 0.20% of aggregate net assets up to $6 billion; 0.16% of the next $4 billion of aggregate net assets and 0.12% on assets in excess of $10 billion.  Aggregate net assets include the average daily net assets of all series of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Funds Group Trust and Touchstone Investment Trust (“TINT”), except the Touchstone Institutional Money Market Fund, a series of TINT.  The Advisor has sub-contracted certain administrative and accounting services to JPMorgan and pays JPMorgan a sub-administrative fee out of its administrative fee. (See “Transfer and Sub-Administrative Agent” in this SAI).

THE SUB-ADVISORS

The Advisor has retained one or more Sub-Advisor(s) to serve as the discretionary portfolio manager(s) of each Fund.  The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor.  For their respective services, the Sub-Advisors receive a fee from the Advisor.  As described in the Prospectus, each Sub-Advisor receives base investment sub-advisory fees with respect to each Fund that it sub-advises.  Each Sub-Advisor’s base fee with respect to each sub-advised Fund is accrued daily and paid monthly, based on the Fund’s average net assets allocated to the Sub-Advisor during the current month.  The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

Each sub-advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund’s outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.  A sub-advisory agreement may be terminated at any time, on sixty days’ written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund’s outstanding voting securities, by the Advisor, or by the Sub-Advisor.  Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change non-affiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

Sub-Advisor Control.  Each of the following sub-advisors are affiliates of Old Mutual Capital, Inc. and indirect subsidiaries of Old Mutual plc: Acadian Asset Management LLC (“Acadian”), Analytic Investors, LLC (“Analytic”); Ashfield; Barrow Hanley Mewhinney & Strauss, LLC (“Barrow Hanley”); Copper Rock Capital Partners, LLC (“Copper Rock”); and Thompson, Siegel & Walmsley LLC (“TS&W”).  Ibbotson Associates Advisors, LLC (“Ibbotson”) is a wholly-owned subsidiary of Ibbotson Associates, Inc., which is a wholly-owned subsidiary of Morningstar, Inc.  Fort Washington is a wholly owned subsidiary of The Western and Southern Life Insurance Company.  The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western-Southern Mutual Holding Company.

PORTFOLIO MANAGERS

The management of the Funds is the responsibility of a group of investment professionals employed by each Sub-Advisor.  The information provided below supplements the information provided in the prospectus with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by the portfolio managers;

(ii)
“Material Conflicts of Interest.”  Material conflicts of interest identified by each Sub-Advisor that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed.  These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager.  Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)
“Compensation.”  A description of the structure of, and method used to determine the compensation received by a Fund’s portfolio managers from the Fund, the sub-advisor or any other source with respect to managing the Fund and any other accounts; and

(iv)	“Ownership of Securities.” Information regarding a portfolio manager’s dollar range of equity securities beneficially owned in the Funds.

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Touchstone Dynamic Equity Fund
Sub-Advisor:  Analytic Investors, LLC
Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Harindra de Silva
Registered Investment Companies	8	$1,948.5	0	$0
Other Pooled Investment Vehicles	18	$968.3	6	$430.4
Other Accounts	24	$2,787.6	4	$419.1
Dennis Bein
Registered Investment Companies	6	$1,741.3	0	$0
Other Pooled Investment Vehicles	16	$897.6	6	$430.4
Other Accounts	23	$2,615.3	4	$419.1
Greg McMurran
Registered Investment Companies	2	$207.2	0	$0
Other Pooled Investment Vehicles	2	$70.6	0	$0
Other Accounts	3	$185.4	0	$0
Ryan Brown
Registered Investment Companies	4	$1,433.3	0	$0
Other Pooled Investment Vehicles	5	$230.3	3	$220.5
Other Accounts	19	$2,132.5	2	$365.5

Material Conflicts of Interest.

•
Charging Different Fees.  A conflict can arise when accounts are each charged differing fees by an adviser, especially when some accounts are charged fixed rates while others are performance-based.  This conflict can lead to investment allocations of better performing assets to accounts tied to performance-based fee schedules.

•
Personal Investments by Employees.  A conflict can arise when an employee (particularly a portfolio manager) may invest personally in the same securities considered for investment in client accounts.  Potential issues may involve the timing of personal trades compared to those of client accounts, the use of confidential client information for personal profit and more generally the potential for personal interests to conflict with the interests of the firm’s clients.

•
Short Selling.  In spite of legitimate investment reasons, a portfolio manager who sells short a security for one account and buy long the same security for another account in large trades can distort the market with short sales depressing the value of a security and long purchases inflating the value of a security; moreover, prior to the purchase or sale of that same security through another account creates incentive to sequence those transactions as to favor one account over another account.

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•
Sequencing Trades.  When a portfolio manager places the same trade for a security for different accounts in sequence, a large trade may affect the price of security. The incentive exists in the potentiality of decreasing or increasing a security’s value before the purchase or sale of that same security in another account, therefore favoring one account over another account.

•
Cross Trading.  When a portfolio manager plans to sell a security held in an account to another account in such a way that the transactions are not recorded through the exchange an incentive may exist to execute cross trades that favor one account over another account.

•
Aggregation and Allocation of Transactions.  A conflict can arise when a portfolio manager through the process of aggregation meets a purchase minimum for one account by causing another account to also make a purchase or to increase the possibility of future participation in offering by an underwriter may provide an incentive for a portfolio manager to cause one account to participate in aggregated trades. The SEC recommends an adviser to use fund brokerage commissions to obtain research that benefits the adviser’s other clients, which include clients that do not generate brokerage commissions or those from which the adviser receives the greatest amount of compensation for its advisory services.

•
Brokerage Commission Allocation.  According to Section 28(e) of the Securities Exchange Act of 1934, soft dollar commissions earned through brokerage transactions for one account may be used to obtain research for another account. However, the possibility of obtaining research for one account earned at the expense of another account may provide an incentive to favor one account over another in allocating soft dollar credits.

•
Directed Brokerage/ Commission Recapture Programs.  A conflict could potentially arise in deciding when to trade non-directed brokerage accounts relative to brokerage directed accounts that would have otherwise been traded at the same time.

Compensation.  Analytic’s compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus.  Bonus amounts are determined using the following factors:  the overall success of the firm in terms of profitability; the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period.  Compensation based on investment strategy performance is not tied to individual account performance, but rather each strategy as a whole.  Strategy performance information is based on pre-tax calculations for the prior calendar year.  No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account.  Members of Analytic’s senior management team and investment management professionals may also have a deferred component to their total compensation (with a three-year vesting period) that is invested in the firm’s investment products to tie the interests of the individual to the interests of the firm and Analytic’s clients.  Portfolio managers’ base salaries are typically reviewed on an annual basis determined by each portfolio manager’s anniversary date of employment.  Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

Touchstone Emerging Growth Fund
Sub-Advisor: Copper Rock Capital Partners LLC

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Tucker M. Walsh
Registered Investment Companies	3	$267	0	$0
Other Pooled Investment Vehicles	2	$43	0	$0
Other Accounts	19	$672	1	$85
David Cavanaugh
Registered Investment Companies	3	$267	0	$0
Other Pooled Investment Vehicles	2	$43	0	$0
Other Accounts	19	$672	1	$85
Greg Poulos
Registered Investment Companies	3	$267	0	$0
Other Pooled Investment Vehicles	2	$43	0	$0
Other Accounts	19	$672	1	$85

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The information in the table above is provided as of June 30, 2011.

Material Conflicts of Interest (as of June 30, 2011).  The Portfolio Managers manage other accounts for other clients of Copper Rock. These client accounts may include registered investment companies, other types of pooled accounts, and separate accounts (i.e. accounts managed on behalf of individuals or public or private institutions). The Portfolio Managers provide services for multiple clients simultaneously. A summary of certain portfolio conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

Copper Rock may receive differential compensation from different advisory clients and each advisory client may be more or less profitable to Copper Rock than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller, or multiple relationships with Copper Rock).  The Portfolio Manager may also make personal investments in accounts they manage or support.

Portfolios within the same product type are managed substantially the same, all portfolios have substantially the same percentage ownership, other than client specific restrictions and rounding.

The Portfolio Managers may not be able to acquire enough of a certain security to fill all the orders across all client portfolios.  Copper Rock has a written procedure that requires the available shares to be distributed on a pro-rata basis across the appropriate portfolios.

Compensation (as of June 30, 2011).  Copper Rock is committed to retaining all members of its senior management team by offering a competitive salary, broad distribution of equity, and partnership bonuses.

•
Base Salary.  Each investment professional is paid a fixed base salary, which varies among investment professional depending on the experience and responsibilities of the portfolio manager as well as the market forces at the time the portfolio manager is hired or upon any renewal period.

•
Bonus.  Each investment professional is eligible to receive an annual bonus.  Bonus amounts are principally tied to firm profitability and the individual’s contribution to the team. Greater emphasis is placed on investment performance and a smaller portion of the bonus is based on qualitative factors, which may include marketing and client service activities.

•	Equity Distribution. The majority of all investment professionals have a substantial equity stake in the firm.

Ownership of Shares of the Fund.  As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

Touchstone International Equity Fund
Sub-Advisor:  Acadian Asset Management LLC

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Brendan O. Bradley, John R. Chisholm, Ronald D. Frasure and Asha Mehta
Registered Investment Companies	10	$4,228	1	$1,425
Other Pooled Investment Vehicles	58	$10,423	5	$516
Other Accounts	148	$35,260	18	$7,344
These investment professionals function as part of a core equity team of 18 portfolio managers and are not segregated along product lines or by client type. The portfolio managers listed above worked on all products and the data shown for these managers reflects firm-level numbers of accounts and assets under management, segregated by investment vehicle type.  The information is provided as of June 30, 2011.

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Material Conflicts of Interest (as of June 30, 2011).  A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives.  In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts.  An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts.  However, the investment may not be available in sufficient quantity for all of the accounts to participate fully.  In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts.  The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Fund.  A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities.  A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.  Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Compensation (as of June 30, 2011).  The compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership (KELP).

Compensation is highly incentive-driven, with Acadian paying up to and sometimes in excess of 100% of base pay for performance bonuses.  Bonuses are tied directly to the individual’s contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, portfolio performance, asset growth, and overall firm performance.  Since portfolio management is a team approach, investment team members’ compensation is not linked to the performance of specific accounts but rather to the individual’s overall contribution to the success of the team and the firm’s profitability.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

Touchstone Conservative Allocation Fund
Sub-Advisor:  Ibbotson Associates Advisors, LLC
Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Peng Chen
Registered Investment Companies*	23	$6,185	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	633,500	$65,614.40	0	$0
Brian Huckstep
Registered Investment Companies*	10	$1,074	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	23	$174.91	0	$0
Scott Wentsel
Registered Investment Companies*	23	$6,185	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	141	$46,299.57	0	$0
John Thompson, Jr.
Registered Investment Companies*	4	$3,257	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	141	$46,299.57	0	$0
Chris Armstrong, CFA
Registered Investment Companies*	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*      Does not include the Touchstone Conservative Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Moderate Growth Allocation Fund, or the Touchstone Growth Allocation Fund, each a series of the Trust.

The information in the table above is provided as of July 31, 2011.

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Material Conflicts of Interest (As of July 31, 2011).  The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Asset Allocation Funds’ investments, on the one hand, and the investments of the other account, on the other.  The other account may have the same investment objective as an Asset Allocation Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another.  Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Asset Allocation Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Asset Allocation Fund.

Compensation (As of July 31, 2011).  The Sub-Advisor compensates its portfolio managers for their management of the Asset Allocation Funds.  The portfolio manager’s compensation consists of salary plus bonus based on established management goals and business unit results.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

Touchstone Balanced Allocation Fund
Sub-Advisor:  Ibbotson Associates Advisors, LLC

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Peng Chen
Registered Investment Companies*	23	$6,185	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	633,500	$65,614.40	0	$0
Brian Huckstep
Registered Investment Companies*	10	$1,074	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	23	$174.91	0	$0
Scott Wentsel
Registered Investment Companies*	23	$6,185	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	141	$46,299.57	0	$0
John Thompson, Jr.
Registered Investment Companies*	4	$3,257	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	141	$46,299.57	0	$0
Chris Armstrong, CFA
Registered Investment Companies*	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*      Does not include the Touchstone Conservative Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Moderate Growth Allocation Fund, or the Touchstone Growth Allocation Fund, each a series of the Trust.

The information in the table above is provided as of June 30, 2011.

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Material Conflicts of Interest.  See “Touchstone Conservative Allocation Fund – Material Conflicts of Interest.”

Compensation.  See “Touchstone Conservative Allocation Fund – Compensation.”

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

Touchstone Moderate Growth Allocation Fund
Sub-Advisor:  Ibbotson Associates Advisors, LLC
Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Peng Chen
Registered Investment Companies*	23	$6,185	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	633,500	$65,614.40	0	$0
Brian Huckstep
Registered Investment Companies*	10	$1,074	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	23	$174.91	0	$0
Scott Wentsel
Registered Investment Companies*	23	$6,185	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	141	$46,299.57	0	$0
John Thompson, Jr.
Registered Investment Companies*	4	$3,257	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	141	$46,299.57	0	$0
Chris Armstrong, CFA
Registered Investment Companies*	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*      Does not include the Touchstone Conservative Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Moderate Growth Allocation Fund, or the Touchstone Growth Allocation Fund, each a series of the Trust.

The information in the table above is provided as of June 30, 2011.

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Material Conflicts of Interest.  See “Touchstone Conservative Allocation Fund – Material Conflicts of Interest.”

Compensation.  See “Touchstone Conservative Allocation Fund – Compensation.”

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

Touchstone Moderate Growth Allocation Fund
Sub-Advisor:  Ibbotson Associates Advisors, LLC
Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Peng Chen
Registered Investment Companies*	23	$6,185	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	633,500	$65,614.40	0	$0
Brian Huckstep
Registered Investment Companies*	10	$1,074	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	23	$174.91	0	$0
Scott Wentsel
Registered Investment Companies*	23	$6,185	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	141	$46,299.57	0	$0
John Thompson, Jr.
Registered Investment Companies*	4	$3,257	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	141	$46,299.57	0	$0
Chris Armstrong, CFA
Registered Investment Companies*	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*      Does not include the Touchstone Conservative Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Moderate Growth Allocation Fund, or the Touchstone Growth Allocation Fund, each a series of the Trust.

Material Conflicts of Interest.  See “Touchstone Conservative Allocation Fund – Material Conflicts of Interest.”

Compensation.  See “Touchstone Conservative Allocation Fund – Compensation.”

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

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Touchstone US Long/Short Fund
Sub-Advisor:  Analytic Investors, LLC
Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Harindra de Silva
Registered Investment Companies	8	$1,979.9	0	$0
Other Pooled Investment Vehicles	18	$968.3	6	$430.4
Other Accounts	24	$2,787.6	4	$419.1
Dennis Bein
Registered Investment Companies	6	$1,772.8	0	$0
Other Pooled Investment Vehicles	16	$897.6	6	$430.4
Other Accounts	23	$2,615.3	4	$419.1
Ryan Brown
Registered Investment Companies	4	$1,464.8	0	$0
Other Pooled Investment Vehicles	5	$230.3	3	$220.5
Other Accounts	19	$2,132.5	2	$365.5

Material Conflicts of Interest.

•
Charging Different Fees.  A conflict can arise when accounts are each charged differing fees by an adviser, especially when some accounts are charged fixed rates while others are performance-based.  This conflict can lead to investment allocations of better performing assets to accounts tied to performance-based fee schedules.

•
Personal Investments by Employees.  A conflict can arise when an employee (particularly a portfolio manager) may invest personally in the same securities considered for investment in client accounts.  Potential issues may involve the timing of personal trades compared to those of client accounts, the use of confidential client information for personal profit and more generally the potential for personal interests to conflict with the interests of the firm’s clients.

•
Short Selling.  In spite of legitimate investment reasons, a portfolio manager who sells short a security for one account and buy long the same security for another account in large trades can distort the market with short sales depressing the value of a security and long purchases inflating the value of a security; moreover, prior to the purchase or sale of that same security through another account creates incentive to sequence those transactions as to favor one account over another account.

•
Sequencing Trades.  When a portfolio manager places the same trade for a security for different accounts in sequence, a large trade may affect the price of security. The incentive exists in the potentiality of decreasing or increasing a security’s value before the purchase or sale of that same security in another account, therefore favoring one account over another account.

•
Cross Trading.  When a portfolio manager plans to sell a security held in an account to another account in such a way that the transactions are not recorded through the exchange an incentive may exist to execute cross trades that favor one account over another account.

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•
Aggregation and Allocation of Transactions.  A conflict can arise when a portfolio manager through the process of aggregation meets a purchase minimum for one account by causing another account to also make a purchase or to increase the possibility of future participation in offering by an underwriter may provide an incentive for a portfolio manager to cause one account to participate in aggregated trades. The SEC recommends an adviser to use fund brokerage commissions to obtain research that benefits the adviser’s other clients, which include clients that do not generate brokerage commissions or those from which the adviser receives the greatest amount of compensation for its advisory services.

•
Brokerage Commission Allocation.  According to Section 28(e) of the Securities Exchange Act of 1934, soft dollar commissions earned through brokerage transactions for one account may be used to obtain research for another account. However, the possibility of obtaining research for one account earned at the expense of another account may provide an incentive to favor one account over another in allocating soft dollar credits.

•
Directed Brokerage/ Commission Recapture Programs.  A conflict could potentially arise in deciding when to trade non-directed brokerage accounts relative to brokerage directed accounts that would have otherwise been traded at the same time.

Compensation.  Analytic’s compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus.  Bonus amounts are determined using the following factors:  the overall success of the firm in terms of profitability; the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period.  Compensation based on investment strategy performance is not tied to individual account performance, but rather each strategy as a whole.  Strategy performance information is based on pre-tax calculations for the prior calendar year.  No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account.  Members of Analytic’s senior management team and investment management professionals may also have a deferred component to their total compensation (with a three-year vesting period) that is invested in the firm’s investment products to tie the interests of the individual to the interests of the firm and Analytic’s clients.  Portfolio managers’ base salaries are typically reviewed on an annual basis determined by each portfolio manager’s anniversary date of employment.  Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund..

Touchstone Value Fund
Sub-Advisor:  Barrow, Hanley, Mewhinney & Strauss, LLC 1

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
James P. Barrow
Registered Investment Companies	14	$29,632.2	3	$26,232.7
Other Pooled Investment Vehicles	2	$297.7	0	$0
Other Accounts	25	$2,911.9	0	$0
Robert J. Chambers
Registered Investment Companies	1	$654.4	0	$0
Other Pooled Investment Vehicles	1	$433.2	0	$0
Other Accounts	31	$2,639.2	0	$0
Timothy J. Culler
Registered Investment Companies	1	$390.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	34	$3,405.3	2	$508.1
J. Ray Nixon, Jr.
Registered Investment Companies	2	$1,543.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	28	$2,484.3	0	$0
Mark Giambrone
Registered Investment Companies	12	$4,936.6	1	$3,133.1
Other Pooled Investment Vehicles	2	$297.7	0	$0
Other Accounts	38	$2,672.8	0	$0
Large Cap Team
Registered Investment Companies	7	$740.4	0	$0
Other Pooled Investment Vehicles	3	$427.6	0	$0
Other Accounts	51	$2,398.6	0	$0
1 Other account information provided is as of June 30, 2011.

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Material Conflicts of Interest (as of June 30, 2011).  Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund).  BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Compensation (as of June 30, 2011).  In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually.  Analysts and portfolio managers are rated on their value added to the team-oriented investment process.  Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.  Compensation is not tied to a published or private benchmark.  It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business.  Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit.  The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team.  The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance.  Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund..

Touchstone International Small Cap Fund
Sub-Advisor: Copper Rock Capital Partners LLC

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Stephen Dexter
Registered Investment Companies	2	$237	0	$0
Other Pooled Investment Vehicles	2	$176	0	$0
Other Accounts	3	$169	1	$99
Denise Selden
Registered Investment Companies	2	$237	0	$0
Other Pooled Investment Vehicles	2	$176	0	$0
Other Accounts	3	$169	1	$99
H. David Shea
Registered Investment Companies	2	$237	0	$0
Other Pooled Investment Vehicles	None presently	$176	0	$0
Other Accounts	3	$169	1	$99
The information in the table above is provided as of June 30, 2011.

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Material Conflicts of Interest (as of June 30, 2011).  The Portfolio Managers manage other accounts for other clients of Copper Rock. These client accounts may include registered investment companies, other types of pooled accounts, and separate accounts (i.e. accounts managed on behalf of individuals or public or private institutions). The Portfolio Managers provide services for multiple clients simultaneously. A summary of certain portfolio conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

Copper Rock may receive differential compensation from different advisory clients and each advisory client may be more or less profitable to Copper Rock than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller, or multiple relationships with Copper Rock).  The Portfolio Manager may also make personal investments in accounts they manage or support.

Portfolios within the same product type are managed substantially the same, all portfolios have substantially the same percentage ownership, other than client specific restrictions and rounding.

The Portfolio Managers may not be able to acquire enough of a certain security to fill all the orders across all client portfolios.  Copper Rock has a written procedure that requires the available shares to be distributed on a pro-rata basis across the appropriate portfolios.

Compensation (as of June 30, 2011).  Copper Rock is committed to retaining all members of its senior management team by offering a competitive salary, broad distribution of equity, and partnership bonuses.

•
Base Salary.  Each investment professional is paid a fixed base salary, which varies among investment professional depending on the experience and responsibilities of the portfolio manager as well as the market forces at the time the portfolio manager is hired or upon any renewal period.

•
Bonus.  Each investment professional is eligible to receive an annual bonus.  Bonus amounts are principally tied to firm profitability and the individual’s contribution to the team. Greater emphasis is placed on investment performance and a smaller portion of the bonus is based on qualitative factors, which may include marketing and client service activities.

•	Equity Distribution. The majority of all investment professionals have a substantial equity stake in the firm.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

Touchstone Capital Growth Fund
Sub-Advisor: Ashfield Capital Partners, LLC

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Peter A. Johnson
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$648	0	$0
Other Accounts	6,208	$2,158	0	$0
Gregory M. Jones
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$648	0	$0
Other Accounts	6,116	$1,949	0	$0
J. Stephen Lauck
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$648	0	$0
Other Accounts	6,130	$1,971	0	$0
Marc W. Lieberman
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$648	0	$0
Other Accounts	6,122	$1,964	0	$0
J. Stephen Thornborrow
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$648	0	$0
Other Accounts	6,195	$2,123	0	$0

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Material Conflicts of Interest.  Ashfield seeks to minimize the potential conflicts of interest that may arise from a Portfolio Manager’s management of the Fund(s) and management of non-Fund accounts.  All Ashfield personnel are prohibited from engaging in inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.  To that end, Ashfield has adopted and implemented the following compliance policies and procedures:

•
Trade Allocation.  Ashfield manages several different types of accounts; for example, registered mutual funds, sub-advisory accounts, institutional accounts, ERISA accounts, and various wrap platform accounts.  Because of the different fee structures, a Portfolio Manager may be viewed as having a reason to favor the performance of one account over another.  In order to discourage the appearance of or actual favoritism, trades are aggregated when possible and allocated on a pro-rata basis regardless of the account type or fee structure. If a particular program cannot accommodate this, then trades are done in rotation.

•
Directed Brokerage.  With Ashfield’s consent, clients may direct brokerage transactions for their account to be effected through a specified broker-dealer.  By directing a portion of a portfolio’s generated brokerage commissions to a particular broker-dealer, the client acknowledges that Ashfield may not be in a position to commingle or “bunch” orders for purposes of execution with orders for the same securities for other accounts managed by Ashfield.  In cases where an account has instructed Ashfield to direct brokerage to a particular broker-dealer, orders for that account may be placed after brokerage orders for accounts that do not impose such restrictions.

•
Personal Trading.  Ashfield has adopted a Code of Ethics intended to monitor trading activities of Ashfield’s employees, including officers and directors of Ashfield (“Covered Persons”).  The Code of Ethics establishes personal trading policies, restrictions and reporting requirements to help insure that personal trading habits are not contrary to the best interests of our clients.  The Code generally requires Covered Persons to pre-clear transactions in covered securities, including transactions in limited offerings; prohibits participation in IPOs; and requests that brokers send the Chief Compliance Officer (CCO) duplicate copies of all trade confirmations and account statements.  The CCO regularly reviews reported trades to the broker’s confirmations and account statements to ensure all required personal trades are being reported, and periodically reviews employee trading patterns to client trades to ensure there is no conflict of interest.

Ashfield has adopted a policy that discourages its employees from trading in individual securities for their personal accounts. Ashfield does encourage all employees who like to invest in the stock markets to invest in mutual fund products. Such investments may include the mutual funds advised by Ashfield or the various mutual funds organized by its affiliates. Personal investments in affiliated funds are reportable and mutual funds advised by Ashfield may not be bought and then sold at a profit in less than a 90-day calendar period.

Compensation.  Ashfield is committed to providing industry competitive benefits and compensation to its employees.  Compensation incentives currently in place for all employees, including investment professionals, consist of base salary plus participation in Ashfield’s discretionary incentive bonus program based on the firm’s overall performance and the employee’s individual contributions to the firm’s success.

Additionally, most investment professionals and certain key employees have either an equity stake in the firm through A & Co. or have been granted a profits interest in the firm through Ashfield’s Key Employees Limited Partnership. Compensation payments made through Ashfield’s discretionary bonus program and the firm’s profit sharing plan are based on the firm’s calendar year profitability.  Employees with an equity stake in the firm and those who have been granted a profits interest in Ashfield receive quarterly distributions based upon the firm’s profits.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund..

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Touchstone Mid-Cap Value Opportunities Fund

Sub-Advisor:  Thompson Siegel & Walmsley LLC

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Brett P. Hawkins
Registered Investment Companies	1	$230.6	0	0
Other Pooled Investment Vehicles	1	$16.9	0	0
Other Accounts	62	$2,083.9	1	$169.0

The information in the table above is provided as of June 30, 2011.

Material Conflicts of Interest (as of June 30, 2011). TS&W seeks to minimize actual or potential conflicts of interest that may arise from its management of the Fund(s) and management of non-Fund accounts. TS&W has designed and implemented policies and procedures to address (although may not eliminate) potential conflicts of interest, including, among others, performance based fees; hedge funds; aggregation, allocation, and best execution of orders; TS&W’s Code of Ethics which requires personnel to act solely in the best interest of their clients and impose certain restrictions on the ability of Access persons to engage in personal securities transactions for their own account(s), and procedures to ensure soft dollar arrangements meet the necessary requirements of Section 28(e) of the Securities Exchange Act of 1934. TS&W seeks to treat all clients fairly and to put clients’ interest first.

Compensation (as of June 30, 2011).  For each portfolio manager, TS&W’s compensation structure includes the following components:  base salary, annual bonus, retirement plan employer contribution and the ability to participate in a voluntary income deferral plan.

•
Base Salary.  Each portfolio manager is paid a fixed base salary, which varies among portfolio managers depending on the experience and responsibilities of the portfolio manager as well as employment market conditions and competitive industry standards.

•
Bonus.  Each portfolio manager is eligible to receive an annual discretionary bonus. Targeted bonus amounts vary among portfolio managers based on the experience level and responsibilities of the portfolio manager.  Bonus amounts are discretionary and tied to overall performance versus individual objectives.  Performance versus peer groups and benchmarks are taken into consideration.  For capacity constrained products, like small cap value, the small cap portfolio manager has an incentive program tied to the revenue generated from that strategy including the Fund.

•
Retirement Plan Employer Contribution.  All employees are eligible to receive an annual retirement plan employer  contribution under a qualified retirement plan, subject to IRS limitations.  The contributions are made as a percent of eligible compensation and are at the sole discretion of TS&W.

•
Deferred Compensation Plan.  Portfolio managers meeting certain requirements are also eligible to participate in a voluntary, nonqualified deferred compensation plan that allows participants to defer a portion of their income on a pre-tax basis and potentially earn tax-deferred returns.

•	Equity Plan. Key employees may be awarded deferred TS&W equity grants. In addition, key employees may purchase TS&W equity directly.

Special compensation components (such as performance-based fees) for limited capacity products are based on a percent of revenue above specific levels based on fixed cost. These are calculated on an annual basis.  For the small cap value strategy, this includes all revenues generated from this product of which the Touchstone Small Cap Value Opportunities Fund is a component.  Each portfolio manager is eligible to participate in benefit plans and programs available generally to all employees of TS&W.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

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Touchstone Small Cap Value Opportunities Fund

Sub-Advisor:  Thompson Siegel & Walmsley, LLC

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Frank H. Reichel III
Registered Investment Companies	1	$72.0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	59	$1,791.6	1	$65.2
The information in the table above is provided as of June 30, 2011.

Material Conflicts of Interest (as of June 30, 2011).  See “Touchstone Mid-Cap Value Opportunities Fund – Material Conflicts of Interest.”

Compensation (as of June 30, 2011).  See “Touchstone Mid-Cap Value Opportunities Fund – Compensation.”

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund.

Touchstone Focused Fund

Sub-Advisor:  Fort Washington Investment Advisors, Inc.

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
James Wilhelm
Registered Investment Companies	1	$94.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	17	$605.2	0	$0

Material Conflicts of Interest.  Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Funds). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance based accounts. Fort Washington has adopted policies and procedures to address such conflicts.

Compensation.  All of Fort Washington’s portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally, a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm’s President and approved by the Board of Directors.

Ownership of Shares of the Fund. As of the date of the SAI, the Fund has not commenced operations and, thus, the portfolio managers do not own shares of the Fund..

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PROXY VOTING PROCEDURES

The Funds have adopted the Sub-Advisors’ policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund’s shareholders and those of the Sub-Advisor or its affiliates.  A copy of each Sub-Advisor’s proxy voting policies are attached as Appendix B.  Information about how the Funds voted proxies relating to their portfolio securities during the most recent year ending June 30 is available by August 31st of that year without charge, upon request, by calling toll-free 1-800-543-0407 and on the SEC website at http://www.sec.gov and on the Touchstone website at www.touchstoneinvestments.com.

THE DISTRIBUTOR

Touchstone Securities, Inc. (the “Distributor”), and the Trust are parties to a distribution agreement (“Distribution Agreement”) with respect to the Funds. The Distributor’s principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The Distributor is the principal underwriter of the Funds and is a registered broker-dealer, and an affiliate of the Advisor by reason of common ownership.  The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares.  Shares of each Fund are offered to the public on a continuous basis.  The Distributor currently allows concessions to dealers who sell shares of the Funds.  The Distributor retains that portion of the sales charge that is not reallowed to dealers who sell shares of a Fund.  The Distributor retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days’ written notice by either party or upon assignment by the Distributor.

The Distributor may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds.  On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Funds and/or other funds in the Touchstone Funds during a specific period of time.  Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.  The Advisor, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities.  The Advisor may also reimburse the Distributor for making these payments.

The Distributor, at its expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the Touchstone Funds.  Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

The Distributor makes payments for entertainment events they deem appropriate, subject to Touchstone Securities’ guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship. As of September 30, 2011, the Distributor anticipates that the following broker-dealers or their affiliates will receive additional payments as described in the fund’s prospectuses and statement of additional information:

Name of Broker-Dealer
American Enterprise Investment Services, Inc. (Ameriprise)
Capital Analysts, Inc.
Charles Schwab & Company, Inc.
Hewitt Associates, LLC
First Clearing, LLC
Janney Montgomery Scott LLC
LPL Financial Corporation
Merrill Lynch Pierce Fenner & Smith, Inc
Morgan Stanley DW, Inc.
Morgan Stanley Smith Barney LLC (formerly Citigroup)
Next Financial Group, Inc.
Pershing LLC
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Stifel Nicolaus & Co, Inc.
UBS Financial Services, Inc.
Vanguard Brokerage Services, Inc.
Wells Fargo Advisors, LLC

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The Distributor is motivated to make the payments described above because they promote the sale of Fund shares and the retention of those investments by clients of financial advisers. To the extent financial advisers sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Advisor benefits from the incremental management and other fees paid to the Advisor by the Funds with respect to those assets.

Your financial adviser may charge you additional fees or commissions other than those disclosed in the SAI. You can ask your financial adviser about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial adviser at the time of purchase.

The Funds may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account.

Distribution and Shareholder Service Arrangements.

Certain Funds have adopted a distribution and/or shareholder servicing plan for certain classes of Shares which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares pursuant to Rule 12b-1 under the 1940 Act and account maintenance and other shareholder services in connection with maintaining such account. The Distributor may provide those services itself or enter into arrangements under which third parties provide such services and are compensated by the Distributor.

Class A Shares.  With respect to its Class A Shares, each Fund has adopted a plan of distribution and shareholder service (the “Class A Plan”) under which the Distributor is paid up to, but not exceeding, twenty-five basis points (0.25%) for distribution payments. Of the total compensation authorized, the Fund may pay for shareholder services in an amount up to 0.25%.  Under the Class A Plan, the Distributor is compensated regardless of its expenses.

Class C Shares.  With respect to its Class C Shares, each Fund has adopted a plan of distribution and shareholder service (the “Class C Plan”) under which the Distributor is paid up to, but not exceeding, one hundred basis points (1.00%) in the aggregate, with twenty-five basis points (0.25%) for shareholder service fees and seventy-five basis points (0.75%) for distribution payments.  Under the Class C Plan, the Distributor is compensated regardless of its expenses.

General Information.  In connection with the distribution of Shares, the Distributor may use the payments for: (i) compensation for its services in distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

In addition, the Distributor may use payments to provide or enter into written agreements with service providers who will provide shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Distributor and/or service providers; (iv) responding to inquires from shareholders concerning their investment in shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or the service providers; (ix) processing dividend payments from the Funds on behalf of shareholders; and (x) providing such other similar services as the Fund may reasonably request.

Agreements implementing the Plans (the “Implementation Agreements”), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds’ shares, are in writing and have been approved by the Board of Trustees.  All payments made pursuant to the Plans are made in accordance with written Implementation Agreements.  Some financial intermediaries charge fees in excess of the amounts available under the Plans, in which case the Advisor pays the additional fees.

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The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust’s Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance.  A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund.  In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Distributor after the termination date.  Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days’ written notice to any other party to the Implementation Agreement.  The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  All material amendments to the Plans must be approved by a vote of the Trust’s Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.  The Board of Trustees believes that expenditure of the Funds’ assets for distribution expenses under the Plans should assist in the growth of the Funds, which will benefit each Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies.  The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans.  There can be no assurance that the benefits anticipated from the expenditure of the Funds’ assets for distribution will be realized.  While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review.  Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund.  In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Jill T. McGruder, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

As of the date of the SAI, the Funds have not commenced operations.

SECURITIES TRANSACTIONS

Decisions to buy and sell securities for the Funds and the placing of the Funds’ securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisors and are subject to review by the Advisor and the Board of Trustees.  In the purchase and sale of portfolio securities, the Sub-Advisor’s primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Each Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor’s overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers’ financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities.  Although this information is useful to the Funds and the Sub-Advisors, it is not possible to place a dollar value on it.  Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with a Fund.

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The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions.  However, the Funds may effect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis.  A Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders.  Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers.  Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms.  Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.  The Funds may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Frank Russell Securities, Inc.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the respective Sub-Advisor’s other clients.  Investment decisions for a Fund and for the Sub-Advisor’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security.  Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client.  When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each.  It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned.  However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

As of the date of the SAI, the Funds have not commenced operations.

CODE OF ETHICS

The Trust, the Advisor, the Sub-Advisors and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts and may permit personnel to invest in securities that may be purchased by a Fund.  The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisors and the Distributor is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.  High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of commissions.  A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.  The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate.  A Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover.

As of the date of the SAI, the Funds have not commenced operations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Touchstone Funds have adopted policies and procedures for disclosing the Funds’ portfolio holdings to any person requesting this information. These policies and procedures are monitored by the Board of Trustees through periodic reporting by the Funds’ Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by a Fund, the Advisor, any Sub-Advisor, or any other party in connection with the disclosure of information about portfolio securities.

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The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

1)	A request made by a Sub-Advisor for a Fund (or that portion of a Fund) that it manages;

2)	A request by executive officers of the Advisor for routine oversight and management purposes;

3)
For use in preparing and distributing routine shareholder reports, including disclosure to the Funds’ independent registered public accounting firm, typesetter and printer. Routine shareholder reports are filed as of the end of each calendar quarter with the SEC within 60 days after the quarter end and routine shareholder reports are distributed to shareholders within 60 days after the applicable six-month semi-annual period. The Funds provide their full holdings to their independent registered public accounting firm annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter at least 30 days after the end of the calendar quarter. The Funds provide their full holdings to their printer at least 45 days after the applicable six-month semi-annual period.

4)	A request by service providers to fulfill their contractual duties relating to the Fund, subject to approval by the Chief Compliance Officer.

5)
A request by a newly hired sub-advisor or sub-advisor candidate prior to the commencement of its duties to facilitate its transition as a new sub-advisor, subject to the conditions set forth in Item 8.

6)	A request by a potential merger candidate for the purpose of conducting due diligence, subject to the conditions set forth in Item 8.

7)	A request by a rating or ranking agency, subject to the conditions set forth in Item 8.

Other portfolio holdings disclosure policies of the Funds include:

•	The Funds provide their top ten holdings on their publicly available website and to market data agencies monthly, as of the end of a calendar month, at least seven business days after month end.

•
The Funds provide their full holdings on their publicly available website, and to market data agencies, their typesetter and printer, quarterly, as of the end of a calendar quarter, at least fifteen days after quarter end.

 You may access the public website at www.TouchstoneInvestments.com.

8)
The Chief Compliance Officer may authorize disclosing non-public portfolio holdings to third parties more frequently or at different periods than as described above prior to when such information is made public, provided that certain conditions are met.  The third-party must (i) specifically request in writing the more current non-public portfolio holdings, providing a reasonable basis for the request; (ii) execute an agreement to keep such information confidential, to only use the information for the authorized purpose, and not to use the information for their personal benefit; (iii) agree not to trade on such information, either directly or indirectly; and (iv) unless specifically approved by the Chief Compliance Officer in writing for good reason, the non-public portfolio holdings are subject to a ten day time delay before dissemination.  Any non-public portfolio holdings that are disclosed will not include any material information about a Fund’s trading strategies or pending portfolio transactions.

As of July 1, 2011, one or more Touchstone Funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

CMS Bondedge	Morningstar, Inc.	JP Morgan
FactSet Research Systems

Employees of the Advisor and the Funds’ Sub-Advisor that are access persons under the Funds’ Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Funds’ assets and the Funds’ accounting services agent, each of whose agreements contains a confidentiality provision (which includes a duty not to trade on non-public information), have access to the current Fund holdings on a daily basis.

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The Chief Compliance Officer is authorized to determine whether disclosure of a Fund’s portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, the Distributor, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

The share price or net asset value (“NAV”) and the public offering price (NAV plus applicable sales load) of shares of the Funds are normally determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m. eastern time), each day the Trust is open for business.  The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The Trust may also be open for business on other days when there is sufficient trading in a Fund’s portfolio securities that its NAV might be materially affected.  If a Fund holds foreign securities, they may be primarily listed on foreign exchanges or traded in foreign markets that are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business.  As a result the NAV of a Fund holding foreign securities may be significantly affected by trading on days when the Trust is not open for business.  For a description of the methods used to determine the share price and public offering price, see “Pricing of Fund Shares” in the prospectuses.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees.  Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  If a Fund holds foreign securities, it may invest in foreign securities traded on markets that close prior to the time the Fund determines its NAV.  The Funds may use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.  The Funds may also use fair value pricing if the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.  The Funds may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading.  The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price.  With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

CHOOSING A SHARE CLASS

Each Fund offers Class A, Class C, Class Y and Institutional Class shares.

The Funds participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s NAV next computed after acceptance by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

CLASS A SHARES.  Class A shares are sold at NAV plus an initial sales charge as shown in the table below.  In some cases the initial sales charge for purchases of Class A shares may be waived or reduced, as described in the prospectuses.

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Sales Charge for Equity Funds

Amount of Investment	Percentage of Offering Price Deducted for Sales Charge	Which Equals this Percentage of Your Net Investment	Dealer Reallowance as Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.95%	3.04%	2.25%
$500,000 but less than $1,000,000	2.25%	2.30%	1.75%
$1,000,000 or more	None	None	None

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers may receive compensation of up to 1.00% of such purchases from the Distributor according to the following schedule:

Amount of Investment                                     Dealer Fee
$1 million but less than $3 million                    1.00%
$3 million but less than $5 million                    0.75%
$5 million but less than $25 million                  0.50%
$25 million or more                                           0.25%

The Distributor does not have an annual reset for these fees.  In determining a dealer’s eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other Touchstone Funds.  If a commission was paid to a participating unaffiliated dealer and the Class A shares are redeemed within a year of their purchase, a contingent deferred sales charge (“CDSC”) of 1.00% will be charged on the redemption.  Dealers should contact the Distributor for more information on the calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer’s commission unless the exchange is from a Touchstone Fund with assets as to which a dealer’s commission or similar payment has not been previously paid.  No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months.  Redemptions of Class A shares may result in the imposition of a CDSC if the dealer’s commission described in this paragraph was paid in connection with the purchase of such shares.  See “CDSC for Certain Redemptions of Class A shares” below.

CLASS C SHARES. Class C shares are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase.  The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed.  A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets allocable to Class C shares.  The Distributor intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

CLASS Y SHARES. Class Y shares are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CDSC.  Class Y shares are offered through certain broker-dealers or financial institutions that have distribution agreements with the Distributor.  These agreements are generally limited to discretionary managed, asset allocation, or wrap products offered by broker-dealers and financial institutions and may be subject to fees by the participating broker-dealer or financial institution.

INSTITUTIONAL SHARES.   Institutional shares are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CDSC, but are subject to higher initial investment requirements than other classes of shares of a Fund.  Institutional shares are offered through certain broker-dealers or financial institutions that have distribution agreements with the Distributor.  These agreements are generally limited to discretionary managed, asset allocation, or wrap products offered by broker-dealers and financial institutions and may be subject to fees by the participating broker-dealer or financial institution.  Institutional shares may also be purchased directly through the Distributor.

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Class A and Class C shareholders who are eligible to invest in Class Y shares are eligible to exchange their Class A shares and/or Class C shares for Class Y shares of the same fund, if offered in their state and such an exchange can be accommodated by their financial institution. Class Y shares may be available through financial institutions that have appropriate selling agreements with Touchstone, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers.  No front end sales charges will apply to any such exchange, however, if the C share assets have been held less than 12 months and a 1% commission was paid to the broker at the time of purchase, a 1% CDSC will be assessed on the exchange transaction, which may be processed as a liquidation and a purchase. For federal income tax purposes, exchanges of one share class for a different share class of the same fund (even if processed as a liquidation and a purchase) should not result in the realization by the investor of a capital gain or loss.  There can be no assurance of any particular tax treatment, however, and you are urged and advised to consult with your own tax advisor before entering into a share class exchange.

Additional Information on the CDSC

The CDSC is waived under the following circumstances:

•
Any partial or complete redemption following death or disability (as defined in the Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named.  The Distributor may require documentation prior to waiver of the charge, including death certificates, physicians’ certificates, etc.

•
Redemptions from a systematic withdrawal plan.  If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request.  If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

•
Redemptions from retirement plans qualified under Section 401 of the Code.  The CDSC will be waived for benefit payments made by Touchstone directly to plan participants.  Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the Code), in-service distributions, hardships, loans and qualified domestic relations orders.  The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

•	Redemptions that are mandatory withdrawals from a traditional IRA account after age 70½.

General.  All sales charges imposed on redemptions are paid to the Distributor.  In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

CDSC for Certain Redemptions of Class A Shares.  A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer’s commission described above was paid by the Distributor and the shares are redeemed within one year from the date of purchase.  The CDSC will be paid to the Distributor and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption.  If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase.  Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

Examples.  The following example will illustrate the operation of the CDSC.  Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions.  If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment.  With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share.  Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge.  At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares.   In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

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OTHER PURCHASE AND REDEMPTION INFORMATION

Waiver of Minimum Investment Requirements.  The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1. Any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.

2.         Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

The minimum investment waivers are not available for Institutional shares of the Funds.

Waiver of Class A Sales Charges.  In addition to the categories of purchasers described in the prospectus from whom the sales charge on purchases of Class A shares of the Funds may be waived, Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

1. purchases into a Fund by any director, officer, employee (and their immediate family members, as defined below), or current separate account client of or referral by a Sub-Advisor to that particular Fund;

2. purchases by any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Financial Group or any of its affiliates; and

3. purchases by any employees of JPMorgan (formerly Integrated Investment Services, Inc.), who provide services for Touchstone Investments.

Exemptions must be qualified in advance by the Distributor.  At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law, and sister-in-law of a director, officer or employee.  The term “employee” is deemed to include current and retired employees.

Waiver of Large Cap Growth Fund Class A Sales Charge for Former Navellier Shareholders. Effective October 6, 2003, sales charges do not apply to Class A shares of the Large Cap Growth Fund purchased by former shareholders of the Navellier Performance Large Cap Growth Portfolio who are purchasing additional shares for their account or opening new accounts in the Large Cap Growth Fund.

Waiver of Class A Sales Charge for former Constellation Shareholders.  Shareholders who owned shares of the Touchstone Fund Group Trust as of November 17, 2006 who are purchasing additional shares for their accounts or opening new accounts in any Touchstone Fund are not subject to the frond-end sales charge for purchases of Class A Shares. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

Purchases in Kind.  Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the Fund’s investment objectives and is otherwise acceptable to the Advisor.  Before purchasing shares by tendering payment in kind, an investor is urged to consult with his, her or its tax advisor regarding the tax consequences of the transaction.

Redemption in Kind.  Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value.  Should payment be made in securities, the redeeming shareholder will generally incur costs upon converting such securities to cash including brokerage costs and federal income tax on the amount by which the fair market value of the securities converted into cash exceeds the basis of the Fund shares redeemed.  Portfolio securities that are issued in an in-kind redemption will be readily marketable.  The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Funds are committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund’s NAV at the beginning of such period.

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Uncashed Distribution Checks.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Fund Shares Purchased by Check.  We may delay paying your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you need your money sooner, you should purchase shares by bank wire.

Low Account Balances (Only applicable for shares held through Touchstone directly). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you.  Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DIVIDENDS

Each Fund intends to distribute substantially all of its net investment income, if any.  All Funds, except the Touchstone Value Fund, the Touchstone Conservative Allocation Fund and the Touchstone Balanced Allocation Fund, distribute their income, if any, annually to shareholders.  The Touchstone Value Fund distributes its income, if any, semi-annually to shareholders.  The Touchstone Conservative Allocation Fund and the Touchstone Balanced Allocation distribute their income, if any, quarterly to shareholders.  Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

A Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund.  A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution.  A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.

A statement will be sent to you within 60 days after the end of each year detailing the tax status of your distributions.  Please see “Taxes” below for more information on the federal income tax consequences of dividends and other distributions made by a Fund.

TAXES

The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders.  This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds.  The summary is not tax advice and may not be relied upon by any shareholder.  The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein.  The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax.  Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund.  Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

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GENERAL. For federal tax purposes, each Fund is treated as a separate corporation.  Each Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC.  By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash.  Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below.  Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY.  Qualification as a RIC under the IRC requires, among other things, that each Fund: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net exempt interest”).

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities.  To date, such regulations have not been issued.

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest).  Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss).  If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained.  If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.

The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions.  Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006.  Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC.  Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.”  Accordingly, each Fund’s ability to invest in commodity related derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment.  If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.

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In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC.  However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income.  In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC.  In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test described above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.  Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time.  If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.

EXCISE TAX.  If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts.  A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year.  Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.  Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax.  A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so.  Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.  However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

CAPITAL LOSS CARRYFORWARDS.  For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried.  For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely.  For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year.  If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.

A Fund cannot carry back or carry forward any net operating losses.

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ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond).  Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures.  A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income.  Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation.  A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount.  Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received.  Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.
Each Fund generally will be required to make distributions to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund.  Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed.  In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions.  Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).

OPTIONS, FUTURES AND FORWARD CONTRACTS.  The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.

Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses.  Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year.  These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash.  Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below.  Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.

The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders.  For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it.  A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option.  When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option.  When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

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STRADDLES.  Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest.  Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.”  Straddles are defined to include offsetting positions in actively traded personal property.  In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above.  If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.”  A Fund may make one or more elections with respect to mixed straddles.  Depending on which election is made, if any, the results with respect to a Fund may differ.  Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions.  Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain.  In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules.  As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income.  Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle.  Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules.  The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract.  Any gain in excess of this amount is treated as ordinary income.  An interest charge is imposed on the amount of gain that is treated as ordinary income.

SWAPS AND DERIVATIVES.  As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.

Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income.  Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment.  If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected.  The Funds intend to monitor developments in this area.  Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.

CONSTRUCTIVE SALES.  Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions.  If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position.  Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.

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In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale.  The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

WASH SALES.  A Fund may in certain circumstances be impacted by special rules relating to “wash sales.”  In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

SHORT SALES.  A Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders.  Short sales also may be subject to the “Constructive Sales” rules, discussed above.

PASSIVE FOREIGN INVESTMENT COMPANIES.  A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC.  A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income.  If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders.  The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC.  Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares.  To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain.  As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.

A Fund may elect to “mark-to-market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election.  A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.  In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.

FOREIGN CURRENCY TRANSACTIONS.  Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income.  In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash.  If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years.  The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.

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FOREIGN TAXATION.  Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them.  Each shareholder Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income.  For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders.  The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income.  Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund.  Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.

REITs. A Fund may invest in REITs.  Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash.  To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.  A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes.  Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs.  Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events.  This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly.  As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities.  See “Tax-Exempt Shareholders.”

DISTRIBUTIONS.  Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return.  Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund.  Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013.  A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met.  A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction.  For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.

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Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans.  Shareholders are urged and advised to consult their own tax advisors for more information.

PURCHASES OF FUND SHARES.  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered.  Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.

SALES, EXCHANGES OR REDEMPTIONS.  Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss.  Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares.  The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less.  If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase.  Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares.  Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.

BACKUP WITHHOLDING.  Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income.  If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

STATE AND LOCAL TAXES.  State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.

Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.

NON-U.S. SHAREHOLDERS.  Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty).  Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.

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Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.

For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends.  Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders.  To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.

Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders.  Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.

Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds.  The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation.  In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN).  All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.

After December 31, 2012, recently enacted rules will require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons.  Failure to provide this required information can result in a 30% withholding tax on certain U.S.-source payments, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”) made after December 31, 2012.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change.  Pursuant to that guidance, it is possible that distributions and redemption payments made by the Fund after December 31, 2012 to a shareholder will be Withholding Payments and therefore subject to the new 30% withholding requirement.  Withholding Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding unless such shareholder enters into an agreement with the IRS.  Withholding Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules.  Persons investing in a Fund through an intermediary should contact their intermediaries regarding the application of the new reporting and withholding regime to their investments in the Fund.  The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance.  Shareholders are urged and advised to consult with their own tax advisor regarding the application of this new reporting and withholding regime to their own situation.

FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS.  A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.

Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns.  It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.

Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements.  Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.

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TAX-EXEMPT SHAREHOLDERS.  A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs.  Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.

Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.

TAX SHELTER REPORTING REGULATIONS.  Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

PRINCIPAL SECURITY HOLDERS

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders.

As of the date of the SAI, the Funds have not commenced operations and, thus, there are no outstanding shareholders. As of the date of the SAI, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust.

CUSTODIAN

Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, MA 02109, serves as the Trust’s custodian.  BBH acts as the Trust’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, OH 45202, has been selected as the independent registered public accounting firm for the Trust.  The independent accountants will perform an audit of the Trust’s financial statements for its fiscal year end and advise the Trust as to certain accounting matters.

LEGAL COUNSEL

Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

TRANSFER AND SUB-ADMINISTRATIVE AGENT

Transfer Agent.  The Trust’s transfer agent, JPMorgan, is located at  303 Broadway, Suite 900, Cincinnati, Ohio 45202.  JPMorgan maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For providing transfer agent and shareholder services to the Trust, JPMorgan receives a monthly per account fee from each Fund, plus out of-pocket expenses.

The Funds may also pay a fee to certain servicing organizations (such as broker-dealers and financial institutions) that provide sub-transfer agency services.  These services include maintaining shareholder records, processing shareholder transactions and distributing communications to shareholders.

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Sub-Administrative Agent.  The Advisor has sub-contracted certain accounting and administrative services to JPMorgan.  The sub-administrative services sub-contracted to JPMorgan include accounting and pricing services, SEC and state security filings, providing executive and administrative services and providing reports for meetings of the Board of Trustees.  The Advisor pays JPMorgan a sub-administrative fee out of its administration fee.

As of the date of the SAI, the Funds have not commenced operations and, thus, no administration fees have been paid by the Funds.

Compliance Service Fees.  JPMorgan provides compliance program development, implementation and administration services to the Trust pursuant to a Compliance Services Agreement.  For providing compliance services to the Trust, the Funds pay a one-time compliance program development and implementation fee plus an annual compliance administration fee.  The Funds also pay other costs and expenses incurred in connection with the services provided under the Compliance Services Agreement.

FINANCIAL STATEMENTS

Upon consummation of the Reorganizations, the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone US Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, and Touchstone Focused Fund have adopted the financial statements of their Predecessor Funds, which are incorporated herein by reference. The Annual Reports of the Predecessor Funds may be obtained free of charge by calling the Trust at 1-800-543-0407 or by writing to Touchstone Strategic Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354.  You may also obtain the Annual or Semi-Annual Reports, as well as other information about the Touchstone Strategic Trust, from the EDGAR Database on the SEC’s website at http://www.sec.gov.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations.  A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below.  These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking.  However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund.  In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.

Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities.  Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default.  Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility.  Credit ratings are not statements of current or historical fact.  Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities.  Credit ratings do not comment on the suitability of an investment for any particular investor.  Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested.  Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Short-Term Credit Ratings

Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

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The following summarizes the rating categories used by S&P for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations are regarded as having significant speculative characteristics.  Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1” - Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” - Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” - Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default.  The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

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“B” – Speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” –   High short-term default risk.  This designation indicates that default is a real possibility.

“RD” –  Restricted default.  This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.

“D” – Default.  This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.
•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.

Long-Term Credit Ratings
Moody’s
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium grade and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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S&P
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation;
•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by S&P for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” - An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

The following summarizes long-term IDR categories used by Fitch:

“AAA” – Highest credit quality.  “AAA” ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – High credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Speculative.  “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” – Highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC” – Substantial credit risk.  “CCC” ratings indicate that default is a real possibility.

“CC” – Very high levels of credit risk.  “CC” ratings indicate default of some kind appears probable.

“C” – Exceptionally high levels of credit risk.  “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
d.

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“RD” - Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;
b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” – Default.  “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:  The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”
Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.
•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.
•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.

Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels - “MIG 1” through “MIG 3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.

The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG 1” - This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG 2” - This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG 3” - This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

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“SG” - This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG 1” - This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG 2” - This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG 3” - This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P
An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

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APPENDIX B

FORT WASHINGTON INVESTMENT ADVISORS, INC.

Fort Washington’s policy is to vote proxies in the best interests of the Fund at all times.  Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of the Fund in accordance with its fiduciary duties and SEC rules governing investment advisers.  Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders.  Specifically, proxy votes generally will be cast in favor of proposals that:

•	maintain or strengthen the shared interests of stockholders and management;
•	increase shareholder value; and
•	maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above.  Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, it will generally vote against it.  Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value.  In cases where shareholder proposals challenge such actions, Fort Washington’s voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting.  Fort Washington has retained Risk Metrics to assist it in the proxy voting process and will use Risk Metrics’ proxy voting guidelines as a resource in its proxy voting.

Fort Washington will review proxies to assess the extent, if any, to which there may be a material conflict between it and the interests of the Fund.  If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee.  The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of the Fund (excluding a potential conflict).  The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

•
If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington’s part;

•	Fort Washington may engage an independent third party to determine how the proxy should be voted;

Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

PART C
OTHER INFORMATION

ITEM 15. INDEMNIFICATION

(a) Article VI of the Registrant's Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding "disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant maintains a mutual fund and investment advisory professional and directors and officer's liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc. (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

ITEM 16. EXHIBITS:

(1) CHARTER OF THE REGISTRANT

(a) Restated Agreement and Declaration of Trust dated May 19, 1993 and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit

(b)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b) Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c) Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d) Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e) Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f) Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g) Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h) Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i) Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j) Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k) Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(2) BY-LAWS OF THE REGISTRANT

(a) By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 31, 1998.

(3) VOTING TRUST AGREEMENT

Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

Form of Agreement and Plan of Reorganization is attached to the Proxy Statement/Prospectus contained in this Registration Statement.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on November 20, 2006.

(6) INVESTMENT ADVISORY CONTRACTS

(a)(1) Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(a)(2) Form of Amended and Restated Schedule I to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit 28(d)(1)(b) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) filed with the SEC on October 24, 2011.

(a)(3) Form of Amendment to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit 28(d)(1)(c) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) filed with the SEC on October 24, 2011.

(b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(c) Sub-advisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(d) Amendment to Sub-Advisory Agreement with Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (d)(vi)(b) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(e) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(f) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(g) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(h) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(i) Form of Sub-Advisory Agreement is herein incorporated by reference to Exhibit 28(d)(9) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) filed with the SEC on October 24, 2011.

(j) Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Ibbotson Associates Advisors, LLC is herein incorporated by reference to Exhibit 28(d)(10) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) filed with the SEC on October 24, 2011.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a) Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b) Form of Underwriter's Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8) BONUS OR PROFIT SHARING PLAN

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9) CUSTODIAN AGREEMENTS

Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a) Registrant's Plans of Distribution Pursuant to Rule 12b-1 for Class A Shares and Class C Shares are herein incorporated by reference to Exhibit (m)(1) of Post- Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares is herein incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c) Amended and Restated Rule 18f-3 Plan to be filed by post-effective amendment.

(d) Form of Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class A Shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone US Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund is herein incorporated by reference to Exhibit 28(m)(3) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) filed with the SEC on October 24, 2011.

(e) Form of Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class C Shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone US Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund is herein incorporated by reference to Exhibit 28(m)(4) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) filed with the SEC on October 24, 2011.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

Form of Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is filed herewith.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

Form of Opinion of Pepper Hamilton LLP, as to certain tax consequences, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a) Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b) Amended Transfer Agency Agreement with JPMorgan Chase Bank, N.A. (formerly Integrated Investment Services) dated January 1, 2007, amended September 1, 2009, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(c) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum is herein incorporated by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(d) Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(e) Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. dated September 17, 2007, amended September 1, 2009, is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(f) Addendum to Amended Sub-Administration Agreement dated December 31, 2007 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(g) Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010

(h) Amended Expense Limitation Agreement with Touchstone Advisors, Inc. herein incorporated by reference to Exhibit (13)(h) of Form N-14 (File Nos. 333-168093 and 811-03651) filed with the SEC on July 14, 2010.

(i) Amendment to Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(j) Form of Expense Limitation Agreement with Touchstone Advisors, Inc. with respect to with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone US Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund to be filed by post-effective amendment.

(k) Amended i-Compliance Services Agreement with JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a) Consent of Ernst & Young LLP is filed herewith.

(b) Consent of PricewaterhouseCoopers LLP is filed herewith.

(15) OMITTED FINANCIAL STATEMENTS

Not Applicable.

(16) POWERS OF ATTORNEY

Powers of Attorney are herein incorporated by reference to Exhibit 28(q) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) filed with the SEC on October 24, 2011.

(17) ADDITIONAL EXHIBITS

(a) Form of Proxy Card is filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati, and State of Ohio on the 28th day of October 2011.

TOUCHSTONE STRATEGIC TRUST

By: /s/ Jill T. McGruder____
       Jill T. McGruder
       President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*                                                        Trustee                                         October 28, 2011
_________________
Phillip R. Cox

*                                                       Trustee                                         October 28, 2011
_________________
H. Jerome Lerner

*                                                       Trustee                                         October 28, 2011
_________________
John P. Zanotti

*                                                       Trustee                                         October 28, 2011
_________________
Donald C. Siekmann

*                                                       Trustee                                         October 28, 2011
_________________
Susan J. Hickenlooper

/s/ Jill T. McGruder_                                                       Trustee and President                                         October 28, 2011
Jill T. McGruder

/s/ Terrie A. Wiedenheft_                                                       Controller, Treasurer                                         October 28, 2011
Terrie A. Wiedenheft                                                       and Principal Financial
        Officer

*By:  /s/ Terrie A. Wiedenheft
       Terrie A. Wiedenheft
       (Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

Exhibit                      Description

(11)	Form of Opinion of Pepper Hamilton LLP.

(12)	Form of Tax Opinion.

(14)(a)	Consent of Ernst & Young LLP.

(14)(b)	Consent of PricewaterhouseCoopers LLP.

(17)(a)	Form of Proxy Card.